UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.3%††
Consumer Discretionary — 22.3%
29,607	Amazon.com, Inc.	$9,256,332
2,795	AutoNation, Inc.†	145,815
237	AutoZone, Inc.†(a)	100,187
1,501	Bally Technologies, Inc.(a)	108,162
4,010	Best Buy Co., Inc.	150,375
2,014	Big Lots, Inc.	74,699
4,820	Brinker International, Inc.	195,355
25,435	Cablevision Systems Corp., Class A(a)	428,325
2,800	Charter Communications, Inc., Class A(a)	377,328
6,475	Chipotle Mexican Grill, Inc., Class A	2,775,833
55,051	Comcast Corp., Class A	2,485,553
3,676	Darden Restaurants, Inc.(a)	170,162
1,631	Delphi Automotive PLC	95,283
43,983	Dick's Sporting Goods, Inc.	2,347,813
8,081	DIRECTV†	482,840
3,168	Discovery Communications, Inc., Class C†(a)	247,484
1,804	Discovery Communications, Inc., Class A†	152,294
9,277	DISH Network Corp., Class A	417,558
3,022	Dollar General Corp.	170,622
3,357	DR Horton, Inc.(a)	65,226
3,510	Dunkin' Brands Group, Inc.	158,863
3,693	Expedia, Inc.(a)	191,260
22,470	Ford Motor Co.	379,069
2,230	GameStop Corp., Class A	110,720
3,935	Gannett Co., Inc.	105,419
14,388	Goodyear Tire & Rubber Co. (The)	323,011
3,930	H&R Block, Inc.	104,774
1,120	Harley-Davidson, Inc.(a)	71,949
1,308	Harman International Industries, Inc.	86,629
48,120	Home Depot, Inc. (The)	3,649,902
4,621	Hyatt Hotels Corp., Class A†	198,518
10,329	International Game Technology	195,528
7,959	Jarden Corp.†	385,215
4,508	John Wiley & Sons, Inc., Class A(a)	214,986
47,345	Johnson Controls, Inc.	1,964,817
1,633	L Brands, Inc.(a)	99,776
6,093	Lamar Advertising Co., Class A	286,554
2,152	Liberty Global PLC, Class A†	170,761
13,785	Liberty Interactive Corp., Class A†	323,534
5,175	Lowe's Cos., Inc.	246,382
4,022	Marriott International, Inc., Class A(a)	169,165
3,040	Mattel, Inc.(a)	127,254
6,799	McDonald's Corp.(a)	654,132
63,881	Michael Kors Holdings, Ltd.	4,760,412
970	Netflix, Inc.	299,934
6,898	Newell Rubbermaid, Inc.	189,695
30,380	NIKE, Inc., Class B	2,206,803
1,583	Nordstrom, Inc.	88,965
4,746	Omnicom Group, Inc.	301,086
1,948	PetSmart, Inc.(a)	148,554
7,250	priceline.com, Inc.†	7,329,388
160,062	PulteGroup, Inc.	2,641,023
18,094	PVH Corp.	2,147,577
11,168	Ralph Lauren Corp., Class A	1,839,705
3,787	Sally Beauty Holdings, Inc.	99,068
3,100	Scripps Networks Interactive, Inc., Class A(a)	242,141
4,458	Service Corp. International	83,008
11,485	Shutterfly, Inc.	641,782
11,900	Staples, Inc.(a)	174,335
108,555	Starbucks Corp.	8,355,478

Shares		Value
Consumer Discretionary — 22.3% (continued)
1,282	Starwood Hotels & Resorts Worldwide, Inc.	$85,189
2,780	Target Corp.	177,864
3,806	Tempur Sealy International, Inc.	167,312
6,282	Time Warner Cable, Inc., Class A	701,071
1,074	Time Warner, Inc.	70,680
30,449	TJX Cos., Inc.	1,717,019
66,400	Tractor Supply Co.(a)	4,460,088
3,923	Viacom, Inc., Class B	327,884
46,791	Walt Disney Co. (The)	3,017,552
17,075	Wendy's Co. (The)(a)	144,796
1,136	Whirlpool Corp.	166,356
3,785	Wyndham Worldwide Corp.	230,771
1,325	Wynn Resorts, Ltd.(a)	209,363
4,174	Yum! Brands, Inc.	297,982
		73,788,345
Consumer Staples — 5.1%
13,002	Altria Group, Inc.	446,619
20,640	Avon Products, Inc.	425,184
2,528	Campbell Soup Co.	102,915
29,419	Coca-Cola Co. (The)	1,114,392
5,925	Coca-Cola Enterprises, Inc.(a)	238,244
6,562	Colgate-Palmolive Co.	389,126
8,669	ConAgra Foods, Inc.	263,017
2,661	Costco Wholesale Corp.	306,334
1,346	CVS Caremark Corp.	76,386
7,996	Dean Food Co., Inc.†	154,323
28,995	Diageo PLC(a)	3,684,685
3,154	Dr. Pepper Snapple Group, Inc.	141,362
3,854	General Mills, Inc.	184,684
738	Hershey Co. (The)	68,265
3,212	Kellogg Co.	188,641
2,321	Kimberly-Clark Corp.(a)	218,685
3,540	Kraft Foods Group, Inc.	185,637
63,576	Mondelez International, Inc., Class A	1,997,558
11,603	PepsiCo, Inc.	922,438
58,914	Philip Morris International, Inc.	5,101,363
857	Procter & Gamble Co. (The)	64,781
1,424	Reynolds American, Inc.	69,463
1,917	Sysco Corp.(a)	61,018
8,116	Wal-Mart Stores, Inc.	600,259
		17,005,379
Energy — 4.3%
8,373	Anadarko Petroleum Corp.	778,605
1,550	Apache Corp.	131,967
64,150	Cameron International Corp.	3,744,435
1,190	Cimarex Energy Co.	114,716
144,192	Cobalt International Energy, Inc.†	3,584,613
2,078	Dresser-Rand Group, Inc.†	129,667
729	EOG Resources, Inc.	123,405
7,050	Halliburton Co.	339,458
4,322	Kinder Morgan, Inc.(a)	153,734
2,060	Marathon Oil Corp.	71,853
3,700	Murphy Oil Corp.	223,184
3,710	Peabody Energy Corp.	63,997
52,781	Schlumberger, Ltd.	4,663,729
5,370	Southwestern Energy Co.(a)	195,361
		14,318,724
Financials — 6.5%
23,800	Affiliated Managers Group, Inc.†	4,346,832
2,518	Aflac, Inc.	156,091
5,009	American Express Co.	378,280
3,480	American Tower Corp., Class A(b)	257,972
5,053	Aon PLC	376,145

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 6.5% (continued)
1,597	Arthur J. Gallagher & Co.	$69,709
37,956	Camden Property Trust(b)	2,332,017
7,312	CBRE Group, Inc., Class A	169,126
172,450	Charles Schwab Corp. (The)	3,645,593
73,847	CME Group, Inc., Class A	5,455,816
6,967	E*Trade Financial Corp.(a)	114,955
28,614	First Republic Bank(a)	1,334,271
556	IntercontinentalExchange, Inc.	100,870
2,020	Jones Lang LaSalle, Inc.	176,346
3,002	Legg Mason, Inc.(a)	100,387
3,637	Marsh & McLennan Cos., Inc.	158,391
58,026	Morgan Stanley	1,563,801
5,742	MSCI, Inc., Class A†(a)	231,173
2,913	NASDAQ OMX Group, Inc. (The)	93,478
1,931	Plum Creek Timber Co., Inc.(a) (b)	90,429
9,152	Progressive Corp. (The)(a)	249,209
2,446	StanCorp Financial Group, Inc.(a)	134,579
		21,535,470
Health Care — 14.4%
11,341	Abbott Laboratories	376,408
10,700	AbbVie, Inc.	478,611
3,673	Agilent Technologies, Inc.	188,241
3,244	Alere, Inc.†(a)	99,169
29,100	Alexion Pharmaceuticals, Inc.†	3,380,256
2,538	Allergan, Inc.	229,562
2,931	AmerisourceBergen Corp., Class A	179,084
6,321	Amgen, Inc.	707,573
2,617	Baxter International, Inc.	171,911
1,974	Becton Dickinson and Co.	197,439
18,035	Biogen Idec, Inc.	4,342,106
21,232	Boston Scientific Corp.†	249,264
11,159	Bristol-Myers Squibb Co.	516,439
1,473	Cardinal Health, Inc.	76,817
183,763	Catamaran Corp.(a)	8,443,910
32,018	Celgene Corp.†	4,928,531
69,875	Cerner Corp.(a)	3,671,931
1,524	DaVita HealthCare Partners, Inc.†	86,716
46,731	Edwards Lifesciences Corp.†(a)	3,253,879
4,804	Endo Health Solutions, Inc.†(a)	218,294
39,899	Express Scripts Holding Co.	2,464,960
129,279	Gilead Sciences, Inc.(a)	8,123,892
3,329	HCA Holdings, Inc.(a)	142,315
2,212	Health Net, Inc.	70,120
135,329	Hologic, Inc.(a)	2,794,544
2,245	Hospira, Inc.(a)	88,049
1,320	Humana, Inc.	123,196
2,961	Johnson & Johnson	256,689
2,064	Laboratory Corp. of America Holdings†(a)	204,625
2,297	McKesson Corp.	294,705
1,633	Medivation, Inc.†(a)	97,882
465	Mettler-Toledo International, Inc.(a)	111,642
10,967	Mylan, Inc.†	418,610
2,011	Patterson Cos., Inc.	80,842
2,019	PerkinElmer, Inc.	76,217
1,550	Quest Diagnostics, Inc.(a)	95,775
1,688	Quintiles Transnational Holdings, Inc.†	75,758
5,371	Tenet Healthcare Corp.†(a)	221,231
1,674	United Therapeutics Corp.(a)	131,995
2,802	Vertex Pharmaceuticals, Inc.	212,448
		47,881,636
Industrials — 11.3%
4,492	3M Co.	536,390
4,142	AECOM Technology Corp.†	129,520

Shares		Value
Industrials — 11.3% (continued)
1,755	Alliant Techsystems, Inc.	$171,218
4,558	Babcock & Wilcox Co. (The)	153,696
1,456	Boeing Co. (The)	171,080
28,925	Canadian Pacific Railway, Ltd.	3,566,452
4,884	Caterpillar, Inc.	407,179
1,936	CH Robinson Worldwide, Inc.(a)	115,308
2,024	Crane Co.	124,820
32,525	Cummins, Inc.	4,321,597
3,129	Danaher Corp.	216,902
2,770	Deere & Co.	225,450
17,477	Delta Air Lines, Inc.(a)	412,283
2,005	Dun & Bradstreet Corp.(a)	208,219
5,140	Emerson Electric Co.	332,558
5,875	Exelis, Inc.	92,296
66,325	Fastenal Co.(a)	3,332,831
44,053	Fluor Corp.	3,126,001
3,840	GATX Corp.(a)	182,477
132,797	Hertz Global Holdings, Inc.†	2,942,782
4,922	Honeywell International, Inc.	408,723
2,087	Illinois Tool Works, Inc.	159,176
1,444	Ingersoll-Rand PLC	93,773
8,433	ITT Corp.	303,166
51,250	JB Hunt Transport Services, Inc.	3,737,663
47,118	Joy Global, Inc.(a)	2,404,903
1,175	Lockheed Martin Corp.	149,871
4,993	Manitowoc Co., Inc. (The)	97,763
1,819	Oshkosh Corp.	89,095
7,350	Precision Castparts Corp.	1,670,214
985	Rockwell Collins, Inc.(a)	66,842
1,114	Roper Industries, Inc.	148,017
2,449	Ryder System, Inc.	146,205
9,450	Spirit Aerosystems Holdings, Inc., Class A†	229,068
2,110	SPX Corp.	178,591
39,865	Textron, Inc.	1,100,672
734	TransDigm Group, Inc.	101,806
2,006	Trinity Industries, Inc.	90,972
2,677	Union Pacific Corp.	415,845
10,113	United Continental Holdings, Inc.(a)	310,570
5,307	United Parcel Service, Inc., Class B	484,901
58,304	United Rentals, Inc.(a)	3,398,540
6,698	United Technologies Corp.	722,178
1,237	WESCO International, Inc.(a)	94,668
		37,372,281
Information Technology — 27.4%
3,149	Accenture PLC, Class A	231,892
2,531	Akamai Technologies, Inc.†(a)	130,853
18,350	Alliance Data Systems Corp.†(a)	3,880,475
67,115	Altera Corp.	2,493,994
17,039	Apple, Inc.	8,123,343
12,857	Atmel Corp.	95,656
4,002	Automatic Data Processing, Inc.	289,665
6,502	Broadcom Corp., Class A	169,117
2,624	CA, Inc.	77,854
114,091	Citrix Systems, Inc.	8,055,965
957	Cognizant Technology Solutions Corp., Class A†	78,589
4,310	Computer Sciences Corp.	222,999
4,162	Cree, Inc.	250,511
2,587	Diebold, Inc.(a)	75,954
43,368	eBay, Inc.†	2,419,501
12,302	EMC Corp.(a)	314,439
73,344	Facebook, Inc., Class A†	3,684,802
1,512	Fidelity National Information Services, Inc.	70,217

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 27.4% (continued)
1,690	First Solar, Inc.†	$67,955
1,580	Fiserv, Inc.	159,659
1,291	Gartner, Inc.†	77,460
2,440	Global Payments, Inc.	124,635
16,421	Google, Inc., Class A†(a)	14,383,318
890	Harris Corp.	52,777
9,633	Hewlett-Packard Co.	202,101
6,674	Intel Corp.(a)	152,968
8,038	International Business Machines Corp.	1,488,477
4,376	Intuit, Inc.	290,173
4,853	Juniper Networks, Inc.	96,381
6,380	Lam Research Corp.†	326,592
2,272	Lexmark International, Inc., Class A(a)	74,976
16,883	LinkedIn Corp., Class A†	4,154,231
17,306	LSI Corp.	135,333
649	Mastercard, Inc., Class A(a)	436,634
52,400	Microsoft Corp.	1,745,444
1,562	Motorola Solutions, Inc.	92,751
8,018	NCR Corp.	317,593
6,731	Nuance Communications, Inc.†(a)	125,836
42,703	ON Semiconductor Corp.†	311,732
28,456	Oracle Corp.	943,886
3,476	Paychex, Inc.(a)	141,265
176,859	QUALCOMM, Inc.	11,913,222
27,841	Rackspace Hosting, Inc.(a)	1,468,891
99,143	Salesforce.com, Inc.†(a)	5,146,513
18,397	Stratasys, Ltd.	1,862,880
3,590	Symantec Corp.	88,852
3,116	Tech Data Corp.	155,520
47,086	Visa, Inc., Class A	8,998,135
1,900	Western Digital Corp.	120,460
149,847	Western Union Co. (The)(a)	2,796,145
14,353	Xerox Corp.	147,692
16,424	Zillow, Inc., Class A(a)	1,385,693
		90,652,006
Materials — 5.5%
5,297	Ball Corp.	237,729
7,277	Crown Holdings, Inc.(a)	307,671
3,424	Dow Chemical Co. (The)(a)	131,482
29,896	Ecolab, Inc.	2,952,529
4,717	EI du Pont de Nemours & Co.(a)	276,228
92,630	Freeport-McMoRan Copper & Gold, Inc.	3,064,200
60,639	Monsanto Co.	6,328,892
8,687	Owens-Illinois, Inc.	260,784
2,220	Praxair, Inc.	266,866
9,746	Sealed Air Corp.	264,994
20,871	Sherwin-Williams Co.	3,802,279
3,352	Silgan Holdings, Inc.	157,544
2,399	Vulcan Materials Co.	124,292
		18,175,490
Telecommunication Services — 0.5%
5,486	CenturyLink, Inc.(a)	172,151
2,484	Crown Castle International Corp.	181,407
2,309	SBA Communications Corp., Class A(a)	185,782
17,614	Sprint Corp.†(a)	109,383
3,402	tw telecom, Inc., Class A†	101,601
22,278	Verizon Communications, Inc.	1,039,491
		1,789,815
Total Common Stock
(Cost $266,708,897)		322,519,146

Shares		Value

SHORT-TERM INVESTMENTS (c) — 17.0%
9,841,059	Northern Trust Institutional Government Select Portfolio, 0.010%	$9,841,059
46,573,423	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	46,573,423

Total Short-Term Investments
(Cost $56,414,482)		56,414,482

Total Investments — 114.3%
(Cost $323,123,379)‡		378,933,628
Other Assets & Liabilities, Net — (14.3)%		(47,386,753)
NET ASSETS — 100.0%		$331,546,875

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $323,123,379, and the unrealized appreciation and depreciation were $59,833,222 and $(4,022,973), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $45,366,258.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $46,573,423.

Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2013, all of the Fund’s investments in securities were considered Level 1.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.7%††
Consumer Discretionary — 10.2%
1,489	Allison Transmission Holdings, Inc.	$37,299
13,910	Apollo Group, Inc., Class A(a)	289,467
110	AutoNation, Inc.†	5,739
9,990	Best Buy Co., Inc.	374,625
397	Brinker International, Inc.(a)	16,091
11,438	Cablevision Systems Corp., Class A(a)	192,616
8,275	CBS Corp., Class B	456,449
870	Charter Communications, Inc., Class A(a)	117,241
17,504	Comcast Corp., Class A(a)	790,306
1,687	Darden Restaurants, Inc.(a)	78,091
13,075	Delphi Automotive PLC	763,842
99	DeVry, Inc.(a)	3,026
4,525	Dillard's, Inc., Class A	354,307
3,725	DIRECTV†	222,569
99	Discovery Communications, Inc., Class A†	8,358
2,079	DISH Network Corp., Class A	93,576
5,680	DR Horton, Inc.(a)	110,362
100	DreamWorks Animation SKG, Inc., Class A(a)	2,846
397	Dunkin' Brands Group, Inc.	17,968
41,640	Ford Motor Co.	702,467
12,360	Gannett Co., Inc.	331,124
36,215	General Motors Co.	1,302,653
8,040	Goodyear Tire & Rubber Co. (The)	180,498
18,650	Groupon Inc., Class A†	209,066
992	Harman International Industries, Inc.	65,700
1,360	Hyatt Hotels Corp., Class A†(a)	58,426
40	International Game Technology	757
2,140	Interpublic Group of Cos., Inc. (The)	36,765
1,620	Jarden Corp.†	78,408
110	John Wiley & Sons, Inc., Class A(a)	5,246
10,574	Johnson Controls, Inc.	438,821
10,925	Kohl's Corp.(a)	565,369
1,170	Lamar Advertising Co., Class A	55,025
6,050	Las Vegas Sands Corp.	401,841
2,750	Lear Corp.	196,817
397	Leggett & Platt, Inc.(a)	11,970
340	Lennar Corp., Class A(a)	12,036
10,260	Liberty Interactive Corp., Class A†	240,802
58	Liberty Ventures, Ser A†	5,114
875	Lowe's Cos., Inc.	41,659
5,875	Magna International, Inc., Class A(a)	485,040
2,084	Marriott International, Inc., Class A(a)	87,653
24,294	MGM Resorts International(a)	496,569
1,755	Mohawk Industries, Inc.	228,589
20	Netflix, Inc.	6,184
1,867	News Corp., Class A†(a)	29,984
16,685	News Corp. Class B†(a)	274,134
22,918	Omnicom Group, Inc.	1,453,918
170	PulteGroup, Inc.	2,805
1,007	Royal Caribbean Cruises, Ltd.	38,548
1,420	Stanley Black & Decker, Inc.	128,609
106,100	Staples, Inc.(a)	1,554,365
1,094	Target Corp.(a)	69,994
3,474	Thomson Reuters Corp.(a)	121,625
2,018	Time Warner Cable, Inc., Class A	225,209
5,856	Time Warner, Inc.	385,383
9,950	TRW Automotive Holdings Corp.	709,535
572	Viacom, Inc., Class B	47,808
923	Visteon Corp.	69,816
4,174	Walt Disney Co. (The)	269,181
7,543	Wendy's Co. (The)(a)	63,965

Shares		Value
Consumer Discretionary — 10.2% (continued)
3,115	Whirlpool Corp.	$456,161
1,092	Wyndham Worldwide Corp.	66,579
		16,146,996
Consumer Staples — 3.9%
10,350	Avon Products, Inc.	213,210
1,100	Campbell Soup Co.	44,781
387	Clorox Co. (The)	31,626
199	Coca-Cola Co. (The)	7,538
4,210	Coca-Cola Enterprises, Inc.(a)	169,284
9,063	ConAgra Foods, Inc.	274,971
23,040	CVS Caremark Corp.	1,307,520
1,290	Dean Food Co., Inc.†	24,897
993	Dr. Pepper Snapple Group, Inc.	44,506
200	Energizer Holdings, Inc.	18,230
298	General Mills, Inc.	14,280
298	JM Smucker Co. (The)(a)	31,302
970	Kellogg Co.(a)	56,968
1,291	Kraft Foods Group, Inc.	67,700
13,800	Kroger Co. (The)	556,692
6,300	Lorillard, Inc.(a)	282,114
11,609	Molson Coors Brewing Co., Class B(a)	581,959
10,025	Mondelez International, Inc., Class A(a)	314,986
199	PepsiCo, Inc.	15,821
310	Pinnacle Foods Inc.	8,206
12,605	Procter & Gamble Co. (The)	952,812
561	Reynolds American, Inc.(a)	27,365
2,630	Safeway, Inc.(a)	84,134
1,092	Sysco Corp.(a)	34,758
15,075	Tyson Foods, Inc., Class A	426,321
8,880	Wal-Mart Stores, Inc.	656,765
1,597	WhiteWave Foods Co., Class A(a)	31,892
		6,280,638
Energy — 13.5%
9,332	Anadarko Petroleum Corp.	867,783
14,381	Apache Corp.	1,224,398
30,317	Baker Hughes, Inc.	1,488,565
53,778	BP PLC ADR	2,260,289
310	Cameron International Corp.	18,095
42,600	Chesapeake Energy Corp.(a)	1,102,488
19,003	Chevron Corp.	2,308,865
926	Cimarex Energy Co.	89,266
14,042	ConocoPhillips	976,060
2,697	Consol Energy, Inc.	90,754
1,489	Devon Energy Corp.	86,005
1,360	Dresser-Rand Group, Inc.†(a)	84,864
39,168	Exxon Mobil Corp.	3,370,015
6,250	Halliburton Co.	300,937
22,980	Hess Corp.	1,777,273
280	HollyFrontier Corp.	11,791
993	Kinder Morgan, Inc.(a)	35,321
6,949	Marathon Oil Corp.	242,381
2,129	Marathon Petroleum Corp.	136,937
4,160	Murphy Oil Corp.(a)	250,931
1,923	Newfield Exploration Co.	52,633
13,411	Occidental Petroleum Corp.	1,254,465
25,809	Peabody Energy Corp.(a)	445,205
3,534	Phillips 66	204,336
99	QEP Resources, Inc.	2,741
34,495	Royal Dutch Shell PLC ADR, Class A(a)	2,265,664
893	Southwestern Energy Co.(a)	32,487
2,238	Spectra Energy Corp.	76,607
4,360	Superior Energy Services, Inc.	109,174
1,250	Tesoro Corp.	54,975
760	Tidewater, Inc.(a)	45,060

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Energy — 13.5% (continued)
298	Unit Corp.(a)	$13,854
3,409	Valero Energy Corp.	116,417
260	Whiting Petroleum Corp.	15,561
		21,412,197
Financials — 30.0%
794	ACE, Ltd.	74,287
3,474	Aflac, Inc.	215,353
32,289	Allstate Corp. (The)	1,632,209
939	American Express Co.	70,913
861	American Financial Group, Inc.	46,546
62,583	American International Group, Inc.	3,043,411
99	American Tower Corp., Class A(b)	7,339
893	Ameriprise Financial, Inc.	81,334
2,938	Aon PLC	218,705
5,955	Associated Banc-Corp(a)	92,243
2,481	Assurant, Inc.	134,222
18,524	Axis Capital Holdings, Ltd.	802,275
241,239	Bank of America Corp.	3,329,098
13,039	Bank of New York Mellon Corp. (The)	393,647
7,267	BB&T Corp.(a)	245,261
9,330	Berkshire Hathaway, Inc., Class B	1,059,048
794	BOK Financial Corp.	50,300
695	Boston Properties, Inc.(b)	74,295
298	Brown & Brown, Inc.	9,566
9,265	Capital One Financial Corp.	636,876
24,200	CBL & Associates Properties, Inc.(b)	462,220
5,160	CBRE Group, Inc., Class A	119,351
1,700	Charles Schwab Corp. (The)(a)	35,938
1,191	Chimera Investment Corp.(b)	3,621
1,617	Chubb Corp. (The)(a)	144,333
1,540	CIT Group, Inc.†	75,106
68,451	Citigroup, Inc.	3,320,558
17	CME Group, Inc., Class A	1,256
23,320	Comerica, Inc.(a)	916,709
893	Cullen/Frost Bankers, Inc.(a)	63,001
22,309	Discover Financial Services	1,127,497
7,014	E*Trade Financial Corp.(a)	115,731
8,238	East West Bancorp, Inc.	263,204
460	Erie Indemnity Co., Class A	33,336
99	Federal Realty Investment Trust(b)	10,043
1,191	Fidelity National Financial, Inc., Class A	31,681
88,593	Fifth Third Bancorp	1,598,218
99	First Citizens BancShares, Inc., Class A	20,355
3,275	First Horizon National Corp.(a)	35,992
11,925	Franklin Resources, Inc.	602,809
1,170	Genworth Financial, Inc., Class A†	14,964
12,319	Goldman Sachs Group, Inc. (The)(a)	1,948,989
20,805	Hartford Financial Services Group, Inc.(a)	647,452
1,191	HCC Insurance Holdings, Inc.	52,190
14,802	HCP, Inc.(b)	606,142
40,075	ING US, Inc.(a)	1,170,591
24,825	Invesco, Ltd.	791,918
3,580	Jones Lang LaSalle, Inc.	312,534
67,544	JPMorgan Chase & Co.	3,491,349
77,385	KeyCorp(a)	882,189
1,200	Legg Mason, Inc.(a)	40,128
20,300	Liberty Property Trust(b)	722,680
1,010	Lincoln National Corp.(a)	42,410
3,070	Loews Corp.	143,492
695	M&T Bank Corp.(a)	77,784
226	Marsh & McLennan Cos., Inc.	9,842
53,788	MetLife, Inc.	2,525,347
51,028	Morgan Stanley	1,375,205
750	MSCI, Inc., Class A†(a)	30,195

Shares		Value
Financials — 30.0% (continued)
4,350	NASDAQ OMX Group, Inc. (The)	$139,592
5,225	Nationstar Mortgage Holdings, Inc.†(a)	293,802
2,044	New York Community Bancorp, Inc.(a)	30,885
419	Northern Trust Corp.	22,789
1,170	Old Republic International Corp.	18,018
1,214	PartnerRe, Ltd.	111,130
11,122	People's United Financial, Inc.(a)	159,934
199	Plum Creek Timber Co., Inc.(b)	9,319
32,959	PNC Financial Services Group, Inc.	2,387,880
2,470	Principal Financial Group, Inc.(a)	105,765
5,062	Progressive Corp. (The)(a)	137,838
7,246	Protective Life Corp.	308,317
10,132	Prudential Financial, Inc.	790,093
1,630	Raymond James Financial, Inc.	67,922
2,570	Realogy Holdings Corp.†(a)	110,561
298	Regency Centers Corp.(a) (b)	14,408
111,250	Regions Financial Corp.	1,030,175
210	Reinsurance Group of America, Inc., Class A	14,068
12,495	State Street Corp.	821,546
5,737	SunTrust Banks, Inc.	185,994
4,069	TCF Financial Corp.	58,105
838	Torchmark Corp.	60,629
794	Travelers Cos., Inc. (The)	67,307
6,855	U.S. Bancorp	250,756
54,650	UBS AG(a)	1,121,418
4,507	Unum Group	137,193
376	Ventas, Inc.(b)	23,124
794	Vornado Realty Trust(b)	66,744
46,763	Wells Fargo & Co.	1,932,247
26,175	Willis Group Holdings PLC(a)	1,134,163
1,290	XL Group PLC, Class A	39,758
		47,734,768
Health Care — 11.9%
41,071	Abbott Laboratories	1,363,147
6,300	AbbVie, Inc.	281,799
25,200	Aetna, Inc.	1,613,304
2,400	Alere, Inc.†(a)	73,368
783	AmerisourceBergen Corp., Class A	47,841
11,192	Becton Dickinson and Co.	1,119,424
51,495	Boston Scientific Corp.†	604,551
636	Bristol-Myers Squibb Co.	29,434
1,290	Cardinal Health, Inc.	67,273
2,030	Celgene Corp.†	312,478
11,525	Cigna Corp.	885,812
14	Community Health Systems, Inc.	581
2,581	Covidien PLC	157,286
2,780	DaVita HealthCare Partners, Inc.†	158,182
1,240	DENTSPLY International, Inc.	53,828
24,598	Eli Lilly & Co.	1,238,018
2,166	Endo Health Solutions, Inc.†	98,423
1,010	Express Scripts Holding Co.	62,398
3,681	HCA Holdings, Inc.(a)	157,363
1,191	Health Net, Inc.	37,755
12,179	Hologic, Inc.(a)	251,496
1,524	Hospira, Inc.(a)	59,771
2,010	Humana, Inc.	187,593
28,459	Johnson & Johnson	2,467,111
6,425	Laboratory Corp. of America Holdings†(a)	636,975
1,390	LifePoint Hospitals, Inc.	64,816
322	Mallinckrodt PLC†(a)	14,197
298	McKesson Corp.	38,233
16,610	Medtronic, Inc.	884,483

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 11.9% (continued)
29,853	Merck & Co., Inc.	$1,421,301
4,189	Mylan, Inc.†	159,894
199	PerkinElmer, Inc.	7,512
67,299	Pfizer, Inc.	1,932,154
3,210	QIAGEN NV(a)	68,694
11,274	Quest Diagnostics, Inc.(a)	696,620
40	Quintiles Transnational Holdings, Inc.†	1,795
4,275	St. Jude Medical, Inc.	229,311
3,203	Tenet Healthcare Corp.†(a)	131,932
9,133	Thermo Fisher Scientific, Inc.	841,606
2,893	UnitedHealth Group, Inc.	207,168
3,115	WellPoint, Inc.	260,445
		18,925,372
Industials — 0.0%
3,751	CNH Industrials NV†	46,893

Industrials — 9.0%
3,429	AECOM Technology Corp.†(a)	107,225
6,500	AGCO Corp.(a)	392,730
480	Alaska Air Group, Inc.	30,058
893	Alliant Techsystems, Inc.	87,121
1,085	Babcock & Wilcox Co. (The)	36,586
780	Caterpillar, Inc.(a)	65,029
298	CH Robinson Worldwide, Inc.(a)	17,749
794	CSX Corp.(a)	20,438
5,075	Cummins, Inc.	674,315
1,089	Danaher Corp.	75,489
50	Deere & Co.(a)	4,070
42,734	Delta Air Lines, Inc.(a)	1,008,095
3,325	Dover Corp.	298,685
1,588	Dun & Bradstreet Corp.(a)	164,914
6,775	Eaton Corp. PLC(a)	466,391
199	Emerson Electric Co.	12,876
3,672	Exelis, Inc.	57,687
1,180	FedEx Corp.	134,650
2,779	GATX Corp.(a)	132,058
860	General Cable Corp.(a)	27,305
12,600	General Dynamics Corp.	1,102,752
122,806	General Electric Co.	2,933,835
2,084	Harsco Corp.	51,892
820	Hertz Global Holdings, Inc.†	18,171
1,092	Huntington Ingalls Industries, Inc.	73,601
99	Ingersoll-Rand PLC	6,429
4,466	ITT Corp.	160,553
1,980	Joy Global, Inc.(a)	101,059
1,970	KBR, Inc.(a)	64,301
10,840	L-3 Communications Holdings, Inc., Class 3	1,024,380
1,985	Manitowoc Co., Inc. (The)	38,866
4,950	Manpowergroup, Inc.	360,063
50,215	Masco Corp.	1,068,575
902	Navistar International Corp.†(a)	32,905
880	Nielsen Holdings NV(a)	32,076
4,625	Northrop Grumman Corp.	440,577
2,501	Oshkosh Corp.	122,499
1,790	Owens Corning(a)	67,984
8,550	Parker Hannifin Corp.	929,556
1,330	Pitney Bowes, Inc.(a)	24,193
2,382	Republic Services, Inc., Class A	79,463
329	Rockwell Collins, Inc.(a)	22,326
1,985	Ryder System, Inc.	118,504
1,588	Southwest Airlines Co.	23,121
7,674	Spirit Aerosystems Holdings, Inc., Class A†	186,018

Shares		Value
Industrials — 9.0% (continued)
1,680	SPX Corp.	$142,195
21,600	Terex Corp.(a)	725,760
1,410	Textron, Inc.	38,930
754	Trinity Industries, Inc.	34,194
6,128	United Continental Holdings, Inc.(a)	188,191
2,680	URS Corp.(a)	144,050
397	Waste Connections, Inc.(a)	18,028
1,552	Waste Management, Inc.	64,004
862	WESCO International, Inc.(a)	65,969
1,529	Xylem, Inc.(a)	42,705
		14,361,196
Information Technology — 12.4%
75,000	Alcatel-Lucent ADR†(a)	264,750
1,699	Apple, Inc.	809,998
1,080	Arrow Electronics, Inc.†	52,412
5,130	Atmel Corp.	38,167
1,700	Avnet, Inc.(a)	70,907
1,290	AVX Corp.	16,938
5,640	Broadcom Corp., Class A	146,696
11,811	Brocade Communications Systems, Inc.(a)	95,079
113,154	Cisco Systems, Inc.	2,650,067
2,220	Computer Sciences Corp.	114,863
430	Cree, Inc.	25,882
59,200	Dell, Inc.	815,184
2,950	Diebold, Inc.(a)	86,612
470	Equinix, Inc.(a)	86,315
1,460	First Solar, Inc.†	58,707
1,040	Freescale Semiconductor, Ltd.†(a)	17,316
220	Global Payments, Inc.	11,238
950	Google, Inc., Class A†	832,115
1,006	Harris Corp.	59,656
146,409	Hewlett-Packard Co.	3,071,661
9,256	Ingram Micro, Inc., Class A	213,351
42,090	Intel Corp.(a)	964,703
3,182	Juniper Networks, Inc.	63,194
15,175	Lam Research Corp.†(a)	776,808
35,500	Marvell Technology Group, Ltd.	408,250
33,225	Micron Technology, Inc.(a)	580,441
45,698	Microsoft Corp.	1,522,200
3,777	NCR Corp.	149,607
5,225	NetApp, Inc.	222,689
1,418	Nuance Communications, Inc.†(a)	26,510
8,325	NXP Semiconductor NV	309,773
25,862	ON Semiconductor Corp.†	188,793
54,525	Oracle Corp.	1,808,594
1,090	PMC - Sierra, Inc.†(a)	7,216
23,625	Skyworks Solutions, Inc.(a)	586,845
14,740	Symantec Corp.	364,815
11,100	TE Connectivity, Ltd.	574,758
2,283	Tech Data Corp.	113,944
1,320	Teradyne, Inc.(a)	21,806
1,710	Vishay Intertechnology, Inc.	22,042
5,695	Western Digital Corp.	361,063
4,840	Western Union Co. (The)	90,314
26,280	Xerox Corp.	270,421
20,075	Yahoo!, Inc.	665,687
		19,638,387
Materials — 3.1%
2,184	Alcoa, Inc.(a)	17,734
2,382	Ball Corp.	106,904
34,525	Barrick Gold Corp.(a)	642,856
496	Bemis Co., Inc.	19,349
1,948	Cabot Corp.	83,199

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 3.1% (continued)
10,725	Cliffs Natural Resources, Inc.(a)	$219,863
5,712	Crown Holdings, Inc.(a)	241,504
298	Cytec Industries, Inc.	24,245
4,827	Dow Chemical Co. (The)	185,357
4,325	Eastman Chemical Co.	336,917
26,305	Freeport-McMoRan Copper & Gold, Inc.	870,169
13,850	LyondellBasell Industries NV, Class A	1,014,236
3,320	Mosaic Co. (The)	142,826
3,353	Newmont Mining Corp.(a)	94,219
1,237	Nucor Corp.	60,638
3,690	Owens-Illinois, Inc.	110,774
5,490	Sealed Air Corp.	149,273
1,470	Silgan Holdings, Inc.	69,090
1,545	Sonoco Products Co.	60,162
897	United States Steel Corp.(a)	18,469
18,525	Vale SA ADR, Class B(a)	289,175
1,374	Vulcan Materials Co.	71,187
1,340	Weyerhaeuser Co.(b)	38,364
		4,866,510
Telecommunication Services — 2.3%
64,736	AT&T, Inc.(a)	2,189,371
5,062	CenturyLink, Inc.(a)	158,846
30	Crown Castle International Corp.	2,191
500	Level 3 Communications, Inc.(a)	13,345
1,099	SBA Communications Corp., Class A(a)	88,426
11,275	Sprint Corp.†(a)	70,018
1,877	Telephone & Data Systems, Inc.(a)	55,465
560	tw telecom, Inc., Class A†	16,724
700	United States Cellular Corp.(a)	31,871
18,744	Verizon Communications, Inc.(a)	874,595
13,170	Windstream Holdings Inc.(a)	105,360
		3,606,212
Utilities — 2.4%
63,940	AES Corp. (The)	849,763
607	AGL Resources, Inc.(a)	27,940
199	Alliant Energy Corp.	9,860
2,283	American Electric Power Co., Inc.	98,968
695	American Water Works Co., Inc.	28,690
2,679	CenterPoint Energy, Inc.(a)	64,216
199	CMS Energy Corp.	5,238
1,052	Consolidated Edison, Inc.	58,007
2,581	Dominion Resources, Inc.	161,261
695	DTE Energy Co.	45,856
2,529	Duke Energy Corp.(a)	168,887
100	Edison International	4,606
16,450	Entergy Corp.(a)	1,039,476
510	FirstEnergy Corp.(a)	18,589
1,964	NextEra Energy, Inc.	157,434
397	NiSource, Inc.	12,263
920	Northeast Utilities	37,950
120	ONEOK, Inc.	6,398
298	Pepco Holdings, Inc.	5,501
1,489	PG&E Corp.(a)	60,930
17,675	PPL Corp.(a)	536,966
1,390	Public Service Enterprise Group, Inc.(a)	45,773
540	Questar Corp.	12,145
298	SCANA Corp.	13,720
616	Sempra Energy	52,729
3,871	Southern Co. (The)(a)	159,408
1,290	TECO Energy, Inc.(a)	21,337
787	UGI Corp.	30,795
695	Wisconsin Energy Corp.(a)	28,064

Shares		Value
Utilities — 2.4% (continued)
2,283	Xcel Energy, Inc.	$63,034
		3,825,804
Total Common Stock
(Cost $139,438,938)		156,844,973

SHORT-TERM INVESTMENTS (c) — 19.4%
2,305,808	Northern Trust Institutional Government Select Portfolio, 0.010%	2,305,808
28,523,776	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	28,523,776

Total Short-Term Investments
(Cost $30,829,584)		30,829,584

Total Investments — 118.1%
(Cost $170,268,522)‡		187,674,557
Other Assets & Liabilities, Net — (18.1)%		(28,739,471)
NET ASSETS — 100.0%		$158,935,086

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $170,268,522, and the unrealized appreciation and depreciation were $19,632,503 and $(2,226,468), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $27,912,318.32.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $28,523,776.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $231,089.

ADR — American Depositary Receipt
LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.3%††
Consumer Discretionary — 18.9%
60	AFC Enterprises, Inc.†	$2,615
2,000	American Axle & Manufacturing Holdings, Inc.†(a)	39,440
380	American Public Education, Inc.†(a)	14,364
300	America's Car-Mart, Inc.†(a)	13,533
1,040	ANN, Inc.(a)	37,669
10,374	Asbury Automotive Group, Inc.(a)	551,897
230	Ascent Capital Group, Inc., Class A	18,543
1,379	Belo Corp., Class A	18,892
1,240	Bloomin' Brands, Inc.†(a)	29,276
340	Blue Nile, Inc.†(a)	13,916
1,414	Boyd Gaming Corp.†	20,008
560	Bravo Brio Restaurant Group, Inc.(a)	8,456
600	Bright Horizons Family Solutions, Inc.†(a)	21,498
1,940	Brown Shoe Co., Inc.	45,532
2,627	Brunswick Corp.	104,843
320	Capella Education Co.	18,099
340	Carrols Restaurant Group, Inc.†(a)	2,074
150	Cavco Industries, Inc.†(a)	8,543
854	CEC Entertainment, Inc.(a)	39,165
806	Cheesecake Factory, Inc. (The)(a)	35,424
160	Children's Place Retail Stores, Inc. (The)†(a)	9,258
2,500	Christopher & Banks Corp.	18,025
120	Chuy's Holdings, Inc.†(a)	4,307
350	Citi Trends, Inc.†(a)	6,118
684	Cooper Tire & Rubber Co.(a)	21,067
304	Cracker Barrel Old Country Store, Inc.(a)	31,385
1,197	Dana Holding Corp.(a)	27,340
4,729	Deckers Outdoor Corp.†(a)	311,736
930	Denny's Corp.	5,692
612	Domino's Pizza, Inc.	41,585
2,130	Entravision Communications Corp., Class A	12,567
21,831	Express, Inc.†(a)	514,993
1,490	Finish Line, Inc. (The), Class A	37,056
290	Francesca's Holdings Corp.†(a)	5,406
544	Genesco, Inc.†(a)	35,675
990	Global Sources, Ltd.	7,346
904	Grand Canyon Education, Inc.†(a)	36,413
1,130	Gray Television, Inc.†	8,870
8,040	Group 1 Automotive, Inc.(a)	624,547
350	Haverty Furniture Cos., Inc.	8,585
280	Hibbett Sports, Inc.†(a)	15,722
2,450	Hillenbrand, Inc.	67,057
100	HSN, Inc.(a)	5,362
1,100	Iconix Brand Group, Inc.(a)	36,542
320	iRobot Corp.(a)	12,054
1,410	Jack in the Box, Inc.	56,400
480	K12, Inc.†(a)	14,822
110	KB Home(a)	1,982
1,084	Kirkland's, Inc.†(a)	19,989
14,860	Krispy Kreme Doughnuts, Inc.(a)	287,393
2,849	Libbey, Inc.	67,749
904	Life Time Fitness, Inc.†(a)	46,529
367	Lithia Motors, Inc., Class A	26,776
924	Loral Space & Communications, Inc.(a)	62,582
546	Lumber Liquidators Holdings, Inc.†(a)	58,231
810	Matthews International Corp., Class A(a)	30,845
2,514	MDC Partners, Inc., Class A	70,342
380	Monarch Casino & Resort, Inc.†(a)	7,212
1,073	Morgans Hotel Group Co.†	8,251
584	Multimedia Games Holding Co., Inc.†	20,177

Shares		Value
Consumer Discretionary — 18.9% (continued)
1,010	National CineMedia, Inc.(a)	$19,049
3,150	New York & Co., Inc.†(a)	18,207
650	Nexstar Broadcasting Group, Inc., Class A(a)	28,928
1,000	Nutrisystem, Inc.	14,380
3,084	Orbitz Worldwide, Inc.†	29,699
3,140	Pacific Sunwear of California, Inc.†	9,420
693	Papa John's International, Inc.(a)	48,427
1,510	Penske Automotive Group, Inc.(a)	64,522
15,409	Pier 1 Imports, Inc.	300,784
2,654	Pinnacle Entertainment, Inc.†(a)	66,483
390	Pool Corp.(a)	21,891
4,482	Red Robin Gourmet Burgers, Inc.(a)	318,670
510	RG Barry Corp.(a)	9,644
2,613	Ruth's Hospitality Group, Inc.	30,990
144	Ryland Group, Inc. (The)(a)	5,838
6,904	Scientific Games Corp., Class A	111,638
80	Select Comfort Corp.†(a)	1,948
154	Sinclair Broadcast Group, Inc., Class A	5,162
966	Six Flags Entertainment Corp.(a)	32,641
2,199	Smith & Wesson Holding Corp.†(a)	24,167
16,380	Sonic Corp.†	290,745
874	Sotheby's	42,940
1,080	Stein Mart, Inc.(a)	14,818
9,029	Steven Madden, Ltd.(a)	486,031
940	Stoneridge, Inc.†(a)	10,161
810	Tenneco, Inc.†(a)	40,905
1,314	Texas Roadhouse, Inc., Class A(a)	34,532
694	Tilly's, Inc., Class A†	10,070
1,192	Tower International, Inc.†(a)	23,828
759	Town Sports International Holdings, Inc.(a)	9,852
290	Tumi Holdings, Inc.†(a)	5,844
734	Valassis Communications, Inc.(a)	21,198
420	Vitamin Shoppe, Inc.(a)	18,375
5,250	Wet Seal, Inc. (The), Class A(a)	20,632
120	Weyco Group, Inc.(a)	3,398
1,140	Winnebago Industries, Inc.(a)	29,594
1,500	Wolverine World Wide, Inc.(a)	87,345
330	Zumiez, Inc.	9,087
		6,049,618
Consumer Staples — 6.9%
4,120	Annie's, Inc.†(a)	202,292
904	B&G Foods, Inc., Class A(a)	31,233
136	Boston Beer Co., Inc. (The), Class A(a)	33,212
3,590	Boulder Brands, Inc.†(a)	57,584
354	Cal-Maine Foods, Inc.	17,027
1,390	Casey's General Stores, Inc.	102,165
1,679	Central Garden and Pet Co., Class A†(a)	11,501
255	Chefs' Warehouse, Inc. (The)†(a)	5,891
1,479	Coca-Cola Bottling Co. Consolidated(a)	92,615
1,474	Craft Brew Alliance, Inc.†(a)	19,811
1,690	Darling International, Inc.†	35,760
424	Elizabeth Arden, Inc.†(a)	15,654
1,520	Farmer Bros Co.†(a)	22,891
604	Hain Celestial Group, Inc. (The)(a)	46,580
160	Harris Teeter Supermarkets, Inc.	7,870
7,380	Inter Parfums, Inc.	221,326
230	J&J Snack Foods Corp.(a)	18,566
267	Lancaster Colony Corp.	20,903
400	Medifast, Inc.(a)	10,756
710	Natural Grocers by Vitamin Cottage, Inc.†(a)	28,187
540	Omega Protein Corp.†(a)	5,492
612	Pantry, Inc. (The)(a)	6,781
5,350	Pilgrim's Pride Corp.(a)	89,827

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — 6.9% (continued)
270	Post Holdings, Inc.†	$10,900
12,304	Prestige Brands Holdings, Inc.†	370,596
80	Pricesmart, Inc.(a)	7,619
610	Revlon, Inc., Class A†	16,940
18,517	Rite Aid Corp.†	88,141
504	Sanderson Farms, Inc.(a)	32,881
990	Snyders-Lance, Inc.(a)	28,562
1,534	Spectrum Brands Holdings, Inc.	100,999
470	Susser Holdings Corp.(a)	24,981
5,470	TreeHouse Foods, Inc.(a)	365,560
534	United Natural Foods, Inc.	35,895
690	Vector Group, Ltd.(a)	11,107
130	WD-40 Co.(a)	8,437
		2,206,542
Energy — 5.0%
15,960	Approach Resources, Inc.(a)	419,429
505	Berry Petroleum Co., Class A	21,781
480	Bonanza Creek Energy, Inc.(a)	23,165
2,678	BPZ Resources, Inc.†(a)	5,222
704	Carrizo Oil & Gas, Inc.(a)	26,266
320	Diamondback Energy, Inc.(a)	13,645
1,980	Gastar Exploration, Ltd.†(a)	7,821
660	Global Geophysical Services, Inc.	1,789
8,548	Gulfport Energy Corp.†	549,978
2,689	Kodiak Oil & Gas Corp.(a)	32,430
570	Matador Resources Co.(a)	9,308
294	Oasis Petroleum, Inc.(a)	14,444
21,840	Pacific Drilling†(a)	241,987
2,950	PDC Energy, Inc.†(a)	175,643
2,730	PetroQuest Energy, Inc.†(a)	10,947
150	RigNet, Inc.(a)	5,433
139	Rosetta Resources, Inc.†(a)	7,570
444	Targa Resources Corp.	32,394
		1,599,252
Financials — 9.8%
7,720	Bank of the Ozarks, Inc.(a)	370,483
290	Coresite Realty Corp., Class Comdty (histrt)(a) (b)	9,843
2,920	Crawford & Co., Class B(a)	28,324
133	Credit Acceptance Corp.	14,706
1,214	DFC Global Corp.	13,342
844	Encore Capital Group, Inc.†(a)	38,706
510	Enterprise Financial Services Corp.(a)	8,558
6,106	FelCor Lodging Trust, Inc.(a) (b)	37,613
1,953	Glimcher Realty Trust(a) (b)	19,042
2,144	Greenlight Capital Re, Ltd., Class A	60,975
610	HFF, Inc., Class A	15,281
16,660	Hilltop Holdings, Inc.†(a)	308,210
6,310	Home BancShares, Inc.(a)	191,634
5,170	Iberiabank Corp.(a)	268,168
1,259	Investors Bancorp, Inc.(a)	27,547
5,691	MarketAxess Holdings, Inc.	341,688
2,250	MGIC Investment Corp.	16,380
223	National Health Investors, Inc.(b)	12,686
300	Nationstar Mortgage Holdings, Inc.†(a)	16,869
554	Ocwen Financial Corp., Class Comdty (histrt)†	30,897
692	Portfolio Recovery Associates, Inc.(a)	41,478
880	Potlatch Corp.(b)	34,918
23,020	PrivateBancorp, Inc., Class A(a)	492,628
190	PS Business Parks, Inc.(b)	14,178
640	Regional Management Corp.†	20,352
250	Saul Centers, Inc.(b)	11,562
2,290	Signature Bank	209,581
610	State Auto Financial Corp.(a)	12,773

Shares		Value
Financials — 9.8% (continued)
5,447	Strategic Hotels & Resorts, Inc.† (b)	$47,280
2,450	SVB Financial Group(a)	211,606
4,900	Texas Capital Bancshares, Inc.†	225,253
80	United Fire Group, Inc.(a)	2,438
		3,154,999
Health Care — 16.7%
4,703	Accuray, Inc.†(a)	34,755
90	Addus HomeCare Corp.†	2,607
530	Aegerion Pharmaceuticals, Inc.(a)	45,426
7,830	Air Methods Corp.(a)	333,558
21,674	Akorn, Inc.†	426,545
1,504	Align Technology, Inc.(a)	72,372
199	Alkermes PLC(a)	6,690
660	Alliance HealthCare Services, Inc.†	18,275
1,094	Alnylam Pharmaceuticals, Inc.†	70,027
660	AMAG Pharmaceuticals, Inc.†	14,177
920	AMN Healthcare Services, Inc.†(a)	12,659
784	Amsurg Corp., Class A(a)	31,125
2,204	Anacor Pharmaceuticals, Inc.†(a)	23,406
190	Analogic Corp.	15,702
460	Arqule, Inc.(a)	1,072
176	ArthroCare Corp.	6,262
2,269	athenahealth, Inc.(a)	246,323
1,700	Auxilium Pharmaceuticals, Inc.	30,991
–	BioScrip, Inc.†(a)	—
420	Cadence Pharmaceuticals, Inc.†(a)	2,650
1,364	Cambrex Corp.	18,005
7,870	Cantel Medical Corp.(a)	250,659
1,160	Capital Senior Living Corp.†(a)	24,534
880	Celldex Therapeutics, Inc.(a)	31,178
7,430	Centene Corp.†(a)	475,223
438	Cepheid, Inc.(a)	17,100
90	Clovis Oncology, Inc.†(a)	5,470
344	Corvel Corp.†(a)	12,718
734	CryoLife, Inc.(a)	5,138
674	Cyberonics, Inc.†(a)	34,199
7,525	Depomed, Inc.†(a)	56,287
1,870	DexCom, Inc.†	52,790
4,013	Dyax Corp.†	27,529
4,398	Dynavax Technologies Corp.(a)	5,278
1,872	Emergent Biosolutions, Inc.†	35,662
84	Emeritus Corp.	1,557
734	Endocyte, Inc.†(a)	9,784
450	Endologix, Inc.(a)	7,258
930	ExamWorks Group, Inc.(a)	24,171
430	Furiex Pharmaceuticals, Inc.†	18,916
2,510	Gentiva Health Services, Inc.(a)	30,220
2,300	Haemonetics Corp.†(a)	91,724
1,930	Halozyme Therapeutics, Inc.(a)	21,307
480	Hanger, Inc.†(a)	16,205
3,014	HealthSouth Corp.(a)	103,923
230	Healthways, Inc.	4,257
11,690	HMS Holdings Corp.†(a)	251,452
8,210	ICON PLC†	336,035
2,100	ImmunoGen, Inc.†(a)	35,742
450	Insys Therapeutics, Inc.†	15,745
230	Intercept Pharmaceuticals, Inc.†	15,877
2,780	InterMune, Inc.	42,729
290	IPC The Hospitalist Co., Inc.(a)	14,793
970	Ironwood Pharmaceuticals, Inc., Class A†(a)	11,494
410	KYTHERA Biopharmaceuticals, Inc.†(a)	18,737
150	Landauer, Inc.(a)	7,687
5,869	Lexicon Pharmaceuticals, Inc.†	13,910
520	Ligand Pharmaceuticals, Inc., Class B†(a)	22,506
130	Magellan Health Services, Inc.†	7,795

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 16.7% (continued)
2,124	MedAssets, Inc.†	$53,992
110	Medical Action Industries, Inc.†	730
85	Medicines Co. (The)†	2,849
3,900	Medidata Solutions, Inc.†(a)	385,827
8,540	Merge Healthcare, Inc.†(a)	22,289
2,034	Merrimack Pharmaceuticals, Inc.†(a)	7,729
924	Molina Healthcare, Inc.†	32,894
1,210	Momenta Pharmaceuticals, Inc.†(a)	17,412
320	MWI Veterinary Supply, Inc.†(a)	47,795
2,534	Natus Medical, Inc.†(a)	35,932
3,614	Nektar Therapeutics	37,766
3,430	Neogen Corp.	208,270
1,050	NPS Pharmaceuticals, Inc.(a)	33,400
1,244	NuVasive, Inc.†	30,466
1,560	NxStage Medical, Inc.†	20,530
581	Omnicell, Inc.	13,758
1,720	Orexigen Therapeutics, Inc.†(a)	10,561
644	Owens & Minor, Inc.(a)	22,276
6,994	PAREXEL International Corp.(a)	351,309
3,858	PDL BioPharma, Inc.(a)	30,748
2,594	Pozen, Inc.†	14,864
1,460	Progenics Pharmaceuticals, Inc.†	7,344
610	Providence Service Corp. (The)†(a)	17,501
960	Regulus Therapeutics, Inc.†(a)	9,053
136	Salix Pharmaceuticals, Ltd.	9,096
504	Santarus, Inc.†	11,375
2,393	Sciclone Pharmaceuticals, Inc.†	12,133
260	Seattle Genetics, Inc.†(a)	11,396
1,105	Select Medical Holdings Corp.	8,917
2,229	Sequenom, Inc.†(a)	5,951
3,310	Staar Surgical Co.†(a)	44,817
1,134	STERIS Corp.	48,717
2,709	Sunesis Pharmaceuticals, Inc.†(a)	13,437
454	Synageva BioPharma Corp.(a)	28,743
475	Team Health Holdings, Inc.	18,022
80	Theravance, Inc.(a)	3,271
2,198	Threshold Pharmaceuticals, Inc.†(a)	10,221
180	Trius Therapeutics, Inc.(e)	2,453
280	U.S. Physical Therapy, Inc.(a)	8,702
320	Vanda Pharmaceuticals, Inc.†	3,510
1,520	Vanguard Health Systems, Inc.†(a)	31,935
820	Vascular Solutions, Inc.†(a)	13,776
1,190	ViroPharma, Inc.(a)	46,767
36	WellCare Health Plans, Inc.(a)	2,511
478	West Pharmaceutical Services, Inc.(a)	19,670
		5,340,931
Industrials — 16.6%
7,080	Accuride Corp.(a)	36,391
1,239	Aceto Corp.	19,353
454	Acuity Brands, Inc.(a)	41,777
9,140	Advisory Board Co. (The)(a)	543,647
83	Alaska Air Group, Inc.	5,198
280	American Woodmark Corp.†	9,702
420	ARC Document Solutions, Inc.†	1,928
530	Argan, Inc.	11,644
754	Astronics Corp.†	37,481
1,052	Avis Budget Group, Inc.†	30,329
250	AZZ, Inc.(a)	10,465
44	Barrett Business Services, Inc.	2,962
11,193	Beacon Roofing Supply, Inc.(a)	412,686
1,684	Belden, Inc.	107,860
3,064	Blount International, Inc.	37,105
1,154	Brink's Co. (The)	32,658
2,604	Builders FirstSource, Inc.†(a)	15,312
660	Celadon Group, Inc.(a)	12,322
2,470	Chart Industries, Inc.†(a)	303,909
Shares		Value
Industrials — 16.6% (continued)
180	CLARCOR, Inc.(a)	$9,996
1,166	Coleman Cable, Inc.	24,614
624	Corporate Executive Board Co.(a)	45,315
470	Cubic Corp.	25,230
1,350	Douglas Dynamics, Inc.(a)	19,886
1,280	Dycom Industries, Inc.(a)	35,827
1,160	Edgen Group, Inc., Class A†	8,816
8,114	EnerSys, Inc.(a)	491,952
90	EnPro Industries, Inc.(a)	5,419
244	Exponent, Inc.	17,529
5,309	Federal Signal Corp.(a)	68,327
1,779	Flow International Corp.	7,098
2,780	Furmanite Corp.†	27,522
3,674	GenCorp, Inc.(a)	58,894
1,150	Generac Holdings, Inc.	49,036
480	General Cable Corp.(a)	15,240
461	Genessee & Wyoming, Inc., Class A	42,859
510	Gorman-Rupp Co. (The)(a)	20,461
1,114	H&E Equipment Services, Inc.(a)	29,588
3,294	Hawaiian Holdings, Inc.(a)	24,507
20,960	Healthcare Services Group, Inc.(a)	539,929
710	Heartland Express, Inc.(a)	10,075
1,157	HEICO Corp.(a)	78,375
40	Herman Miller, Inc.	1,167
1,364	Hexcel Corp.	52,923
5,210	Hub Group, Inc., Class A†(a)	204,388
480	Hyster-Yale Materials Handling, Inc.	43,042
188	Insperity, Inc.(a)	7,069
1,370	Interface, Inc., Class A	27,181
864	John Bean Technologies Corp.	21,496
440	Kforce, Inc.(a)	7,784
1,144	Knight Transportation, Inc.(a)	18,899
3,050	Knoll, Inc.(a)	51,667
1,334	MasTec, Inc.(a)	40,420
1,760	Matson, Inc.	46,165
3,120	Meritor, Inc.†	24,523
265	Middleby Corp.†	55,361
700	Mine Safety Appliances Co.	36,127
200	Moog, Inc., Class A†(a)	11,734
1,194	Mueller Industries, Inc.	66,470
6,409	Mueller Water Products, Inc., Class A	51,208
290	Multi-Color Corp.(a)	9,840
660	National Technical System, Inc.†	15,081
440	Nortek, Inc.†(a)	30,232
1,109	Old Dominion Freight Line, Inc.	51,003
240	On Assignment, Inc.(a)	7,920
930	Pacer International, Inc.†	5,757
590	Park-Ohio Holdings Corp.†(a)	22,668
420	PGT, Inc.†(a)	4,162
350	Pike Electric Corp.	3,962
802	Primoris Services Corp.	20,427
2,373	Quality Distribution, Inc.†	21,927
199	RBC Bearings, Inc.	13,112
2,813	Republic Airways Holdings, Inc.†	33,475
1,850	Rexnord Corp.	38,480
310	Roadrunner Transportation Systems, Inc.†	8,754
630	Spirit Airlines, Inc.	21,590
1,450	Standard Parking Corp.(a)	38,990
200	Standex International Corp.(a)	11,880
1,789	Swift Transportation Co., Class A	36,120
2,349	Taser International, Inc.	35,024
570	Teledyne Technologies, Inc.†	48,410
130	Tennant Co.	8,060
390	TMS International Corp., Class A	6,802
1,143	Trimas Corp.	42,634

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 16.6% (continued)
4,640	Triumph Group, Inc.(a)	$325,821
210	TrueBlue, Inc.	5,042
2,354	USG Corp.(a)	67,277
2,710	UTi Worldwide, Inc.(a)	40,948
2,229	Wabash National Corp.(a)	25,990
200	Watts Water Technologies, Inc., Class A	11,274
550	Werner Enterprises, Inc.(a)	12,831
8,096	Wesco Aircraft Holdings, Inc.†	169,449
374	Woodward, Inc.	15,271
2,080	Xerium Technologies, Inc.†(a)	24,107
		5,331,168
Information Technology — 22.6%
934	ACI Worldwide, Inc.†(a)	50,492
9,146	Active Network, Inc.	130,879
530	ADTRAN, Inc.	14,119
689	Advent Software, Inc.	21,876
740	Ambarella, Inc.†(a)	14,445
450	Anaren, Inc.†	11,475
583	Anixter International, Inc.†	51,106
27,896	Applied Micro Circuits Corp.†(a)	359,858
13,244	Aruba Networks, Inc.	220,380
530	Aspen Technology, Inc.†	18,311
12,080	AVG Technologies NV†	289,195
1,868	Bazaarvoice, Inc.†(a)	16,961
1,610	Blackbaud, Inc.(a)	62,854
1,504	Blucora, Inc.(a)	34,562
1,960	Brightcove, Inc.†	22,050
440	BroadSoft, Inc.	15,853
70	Cabot Microelectronics Corp.†(a)	2,696
130	CACI International, Inc., Class A(a)	8,984
1,400	Calix, Inc.†	17,822
3,836	Callidus Software, Inc.†(a)	35,176
1,696	Cardtronics, Inc.	62,922
693	Cass Information Systems, Inc.	36,985
1,514	Cavium, Inc.	62,377
10,510	Ceva, Inc.†(a)	181,297
200	ChannelAdvisor Corp.†	7,326
3,704	Ciena Corp.†(a)	92,526
633	CommVault Systems, Inc.†	55,596
1,310	comScore, Inc.†(a)	37,951
910	Comverse, Inc.(a)	29,075
80	Constant Contact, Inc.(a)	1,895
380	Cornerstone OnDemand, Inc.	19,547
70	CoStar Group, Inc.	11,753
410	Cray, Inc.(a)	9,869
1,267	CSG Systems International, Inc.(a)	31,738
2,880	Cypress Semiconductor Corp.	26,899
1,020	Datalink Corp.†	13,790
2,420	Diodes, Inc.(a)	59,290
1,320	DTS, Inc.(a)	27,720
30	eGain Corp.†	453
544	Ellie Mae, Inc.	17,413
6,880	Envestnet, Inc.(a)	213,280
350	Euronet Worldwide, Inc.†(a)	13,930
1,729	Exar Corp.†	23,186
1,108	Fair Isaac Corp.(a)	61,250
149	FEI Co.	13,082
530	FleetMatics Group PLC(a)	19,902
1,744	Global Cash Access Holdings, Inc.	13,621
2,339	Hackett Group, Inc. (The)	16,677
983	Heartland Payment Systems, Inc.(a)	39,045
151	Hittite Microwave Corp.†	9,868
2,730	iGATE Corp.†	75,785
1,564	Immersion Corp.†	20,629
5,070	Imperva, Inc.†	213,041
2,087	Infinera Corp.†(a)	23,604

Shares		Value
Information Technology — 22.6% (continued)
590	Infoblox, Inc.†	$24,674
16,470	Inphi Corp.	221,192
494	InterDigital, Inc.	18,441
510	Internap Network Services Corp.†	3,544
14,220	InvenSense, Inc., Class A†(a)	250,556
873	j2 Global, Inc.(a)	43,231
540	Littelfuse, Inc.	42,239
1,090	LogMeIn, Inc.†(a)	33,844
735	Manhattan Associates, Inc.	70,156
15,020	MAXIMUS, Inc.(a)	676,501
1,364	MaxLinear, Inc., Class A†	11,308
2,460	Maxwell Technologies, Inc.†	22,337
1,259	Mentor Graphics Corp.(a)	29,423
410	Methode Electronics, Inc.	11,480
1,943	Microsemi Corp.	47,118
2,164	MoneyGram International, Inc.	42,371
182	NETGEAR, Inc.	5,616
675	Netscout Systems, Inc.†(a)	17,260
2,950	OpenTable, Inc.†	206,441
324	OSI Systems, Inc.†	24,128
900	PC-Tel, Inc.†	7,965
80	PDF Solutions, Inc.†	1,700
909	Plexus Corp.†(a)	33,815
1,888	PLX Technology, Inc.†	11,366
5,730	PMC - Sierra, Inc.†	37,933
600	Power Integrations, Inc.(a)	32,490
12,740	Procera Networks, Inc.†(a)	197,343
2,620	PTC, Inc.†(a)	74,487
9,870	QLIK Technologies, Inc.	337,949
340	Qualys, Inc.†	7,273
1,310	Rally Software Development Corp.†	39,248
5,519	Rambus, Inc.(a)	51,879
110	Responsys, Inc.(a)	1,815
6,607	RF Micro Devices, Inc.	37,263
720	ScanSource, Inc.†	24,912
2,644	ShoreTel, Inc.†(a)	15,970
390	Shutterstock, Inc.(a)	28,361
530	Silicon Graphics International Corp.†(a)	8,613
4,978	Silicon Image, Inc.†(a)	26,583
5,058	Sonus Networks, Inc.(a)	17,096
190	Sourcefire, Inc.	14,425
5,140	SPS Commerce, Inc.(a)	343,969
540	SS&C Technologies Holdings, Inc.†	20,574
70	Stamps.com, Inc.†	3,215
3,328	SunEdison, Inc.†(a)	26,524
800	SunPower Corp., Class A(a)	20,928
500	Super Micro Computer, Inc.†(a)	6,770
4,488	support.com, Inc.†(a)	24,460
704	Synaptics, Inc.(a)	31,173
10,125	Synchronoss Technologies, Inc.†(a)	385,357
149	Syntel, Inc.	11,935
2,229	Take-Two Interactive Software, Inc.†(a)	40,479
1,720	Tangoe, Inc.(a)	41,039
1,403	TeleTech Holdings, Inc.	35,201
5,010	TriQuint Semiconductor, Inc.(a)	40,731
405	Trulia, Inc.(a)	19,047
320	Tyler Technologies, Inc.	27,990
342	Ultimate Software Group, Inc.(a)	50,411
1,230	Unisys Corp.(a)	30,984
270	Universal Display Corp.(a)	8,648
540	ValueClick, Inc.(a)	11,259
484	Verint Systems, Inc.†	17,937
440	ViaSat, Inc.(a)	28,050
450	Virtusa Corp.(a)	13,077
1,380	Vocus, Inc.†(a)	12,848
2,264	Web.com Group, Inc.(a)	73,218

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 22.6% (continued)
1,700	WebMD Health Corp., Class A(a)	$48,620
629	WEX, Inc.	55,195
758	XO Group, Inc.†(a)	9,793
550	Yelp, Inc., Class A(a)	36,399
3,758	Zix Corp.†	18,377
		7,246,970
Materials — 1.3%
1,660	Berry Plastics Group, Inc.†	33,150
260	Calgon Carbon Corp.(a)	4,938
404	Chemtura Corp.†	9,288
1,104	Clearwater Paper Corp.(a)	52,738
7,280	Graphic Packaging Holding Co.†	62,317
1,659	Handy & Harman, Ltd.(a)	39,600
684	HB Fuller Co.(a)	30,910
253	Myers Industries, Inc.	5,088
774	Neenah Paper, Inc.	30,426
1,804	Olin Corp.(a)	41,618
1,524	OMNOVA Solutions, Inc.†(a)	13,030
1,449	PolyOne Corp.(a)	44,499
4,167	Wausau Paper Corp.(a)	54,129
		421,731
Telecommunication Services — 0.5%
9,008	Cincinnati Bell, Inc.†	24,502
2,070	Consolidated Communications Holdings, Inc.(a)	35,687
3,782	General Communication, Inc., Class A†(a)	36,005
290	HickoryTech Corp.	3,300
1,110	Inteliquent, Inc.(a)	10,723
838	Lumos Networks Corp.(a)	18,159
990	NTELOS Holdings Corp.(a)	18,612
3,063	Primus Telecommunications Group, Inc.	10,383
		157,371
Total Common Stock
(Cost $26,368,573)		31,508,582

RIGHT — 0.0%
180	Trius Contingent Value (b) (e)	360

Total Right (Cost $–)		360

SHORT-TERM INVESTMENTS (c) — 48.3%
478,875	Northern Trust Institutional Government Select Portfolio, 0.010%	478,875
14,995,657	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	14,995,657

Total Short-Term Investments
(Cost $15,474,532)		15,474,532

Total Investments — 146.6%
(Cost $41,843,105)‡		46,983,474
Other Assets & Liabilities, Net — (46.6)%		(14,936,990)
NET ASSETS — 100.0%		$32,046,484

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $41,843,105, and the unrealized appreciation and depreciation were $5,615,152 and $(474,783), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $14,591,643.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $14,995,657.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $24,445.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2013 was $2,813.

Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.4%††
Consumer Discretionary — 12.1%
3,478	American Axle & Manufacturing Holdings, Inc.†(a)	$68,586
484	America's Car-Mart, Inc.†(a)	21,833
500	ANN, Inc.	18,110
1,494	Asbury Automotive Group, Inc.(a)	79,481
580	Ascent Capital Group, Inc., Class A	46,759
2,688	Bassett Furniture Industries, Inc.	43,519
80	Biglari Holdings, Inc.†(a)	33,014
8,982	Bob Evans Farms, Inc.(a)	514,399
1,139	Bon-Ton Stores, Inc. (The)	12,017
3,377	Boyd Gaming Corp.†	47,784
460	Brown Shoe Co., Inc.(a)	10,796
540	Brunswick Corp.	21,551
5,830	Career Education Corp.	16,091
510	Children's Place Retail Stores, Inc. (The)†(a)	29,509
770	Citi Trends, Inc.†(a)	13,460
250	Core-Mark Holding Co., Inc.	16,610
305	Cracker Barrel Old Country Store, Inc.(a)	31,488
4,458	Dana Holding Corp.(a)	101,821
200	DineEquity, Inc.	13,800
4,630	Federal-Mogul Corp.	77,738
1,759	Flexsteel Industries, Inc.	43,922
974	Group 1 Automotive, Inc.(a)	75,660
8,600	Harman International Industries, Inc.	569,578
5,353	Harte-Hanks, Inc.(a)	47,267
22,841	Hooker Furniture Corp.	341,473
1,924	Iconix Brand Group, Inc.(a)	63,915
2,900	Isle of Capri Casinos, Inc.	21,924
710	Jack in the Box, Inc.	28,400
2,374	JAKKS Pacific, Inc.(a)	10,659
1,180	Jones Group, Inc. (The)	17,712
9,123	Journal Communications, Inc., Class A(a)	78,002
2,428	LeapFrog Enterprises, Inc., Class A†(a)	22,872
2,654	Libbey, Inc.	63,112
1,554	Lifetime Brands, Inc.	23,761
379	Lithia Motors, Inc., Class A	27,652
7,293	Live Nation Entertainment, Inc.	135,285
2,380	Maidenform Brands, Inc.(a)	55,906
3,632	Marcus Corp.(a)	52,773
804	Marriott Vacations Worldwide Corp.(a)	35,376
650	Matthews International Corp., Class A(a)	24,752
350	MDC Holdings, Inc.	10,503
4,464	MDC Partners, Inc., Class A	124,903
540	Meritage Homes Corp.(a)	23,193
7,580	Morgans Hotel Group Co.†	58,290
2,290	National CineMedia, Inc.(a)	43,189
4,961	New York Times Co. (The), Class A(a)	62,360
373	Nexstar Broadcasting Group, Inc., Class A(a)	16,600
1,410	Orient-Express Hotels, Ltd., Class A	18,302
1,199	Penske Automotive Group, Inc.	51,233
3,513	Pinnacle Entertainment, Inc.†	88,001
6,096	Reading International, Inc., Class A(a)	40,051
869	Red Robin Gourmet Burgers, Inc.	61,786
2,873	Regis Corp.(a)	42,176
754	Rent-A-Center, Inc., Class A(a)	28,727
424	Ryland Group, Inc. (The)(a)	17,189
1,149	Saks, Inc.†(a)	18,315
2,525	Scholastic Corp.(a)	72,341
8,247	Scientific Games Corp., Class A	133,354
1,429	Shiloh Industries, Inc.(a)	18,720
1,104	Skechers U.S.A., Inc., Class A†	34,345

Shares		Value
Consumer Discretionary — 12.1% (continued)
2,138	Sonic Automotive, Inc., Class A	$50,884
510	Sotheby's	25,056
3,365	Spartan Motors, Inc.(a)	20,425
2,873	Stein Mart, Inc.(a)	39,418
3,877	Stewart Enterprises, Inc., Class A(a)	50,944
371	Tenneco, Inc.†(a)	18,735
740	Tower International, Inc.†(a)	14,793
568	Unifi, Inc.†	13,269
1,094	Valassis Communications, Inc.(a)	31,595
820	Wolverine World Wide, Inc.(a)	47,749
		4,234,813
Consumer Staples — 8.0%
444	Andersons, Inc. (The)(a)	31,036
1,870	Boulder Brands, Inc.†(a)	29,995
540	Casey's General Stores, Inc.	39,690
4,253	Chiquita Brands International, Inc.(a)	53,843
766	Coca-Cola Bottling Co. Consolidated	47,967
8,500	Cott Corp.(a)	65,365
4,743	Dole Food Co., Inc.	64,600
19,300	Elizabeth Arden, Inc.†(a)	712,556
1,884	Fresh Del Monte Produce, Inc.(a)	55,917
5,455	Harbinger Group, Inc.†(a)	56,568
1,719	Ingles Markets, Inc., Class A(a)	49,387
15,655	Inter Parfums, Inc.(a)	469,493
1,579	John B. Sanfilippo & Son, Inc.	36,617
1,150	Nash Finch Co.	30,372
3,941	Omega Protein Corp.†	40,080
6,237	Pantry, Inc. (The)(a)	69,106
2,350	Revlon, Inc., Class A†	65,260
18,970	Rite Aid Corp.†	90,297
661	Seneca Foods Corp., Class A†(a)	19,889
2,970	Spartan Stores, Inc.(a)	65,518
1,090	Spectrum Brands Holdings, Inc.	71,766
588	Susser Holdings Corp.(a)	31,252
8,445	TreeHouse Foods, Inc.(a)	564,379
844	Universal Corp.(a)	42,985
		2,803,938
Energy — 4.1%
7,680	Alpha Natural Resources, Inc.†(a)	45,773
380	Berry Petroleum Co., Class A	16,389
1,090	Bristow Group, Inc.	79,308
19,630	Carrizo Oil & Gas, Inc.(a)	732,395
270	Clayton Williams Energy, Inc.(a)	14,167
1,374	Comstock Resources, Inc.(a)	21,860
980	Energy XXI Bermuda, Ltd.(a)	29,596
1,289	Exterran Holdings, Inc.(a)	35,538
3,710	Forest Oil Corp.†(a)	22,631
8,920	Global Geophysical Services, Inc.	24,173
857	Helix Energy Solutions Group, Inc.†	21,742
26,600	McDermott International, Inc.†(a)	197,638
420	PDC Energy, Inc.†(a)	25,007
6,207	Penn Virginia Corp.†(a)	41,277
5,600	PetroQuest Energy, Inc.†(a)	22,456
1,160	Stone Energy Corp.†(a)	37,619
3,300	Westmoreland Coal Co.†(a)	43,494
		1,411,063
Financials — 25.7%
1,680	Alexander & Baldwin, Inc.	60,514
900	Allied World Assurance Co. Holdings AG(a)	89,451
1,199	American Capital Mortgage Investment Corp.(b)	23,692
7,472	American Equity Investment Life Holding Co.(a)	158,556

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 25.7% (continued)
1,100	American Safety Insurance Holdings, Ltd.†	$33,220
734	Amerisafe, Inc.(a)	26,064
1,639	Argo Group International Holdings, Ltd.	70,280
5,741	ARMOUR Residential REIT, Inc.(a) (b)	24,112
12,900	Aspen Insurance Holdings, Ltd.(a)	468,141
15,870	Astoria Financial Corp.	197,423
2,023	Banco Latinoamericano de Comercio Exterior SA, Class E	50,413
3,770	BancorpSouth, Inc.(a)	75,174
3,997	Bank Mutual Corp.(a)	25,061
980	Bank of the Ozarks, Inc.(a)	47,030
9,819	Boston Private Financial Holdings, Inc.(a)	108,991
3,626	Capstead Mortgage Corp.(b)	42,678
2,094	Cathay General Bancorp(a)	48,937
10,078	Cedar Realty Trust, Inc.(a) (b)	52,204
2,145	Centerstate Banks, Inc.	20,764
1,020	Central Pacific Financial Corp.	18,054
2,704	Chemical Financial Corp.(a)	75,496
274	City Holding Co.(a)	11,848
11,990	CNO Financial Group, Inc.	172,656
1,965	Community Bank System, Inc.(a)	67,046
2,094	Cousins Properties, Inc.(a) (b)	21,547
12,940	Cowen Group, Inc., Class A†(a)	44,643
7,360	DFC Global Corp.	80,887
2,416	DuPont Fabros Technology, Inc.(a) (b)	62,260
7,804	Dynex Capital, Inc.(a) (b)	68,441
1,413	Eagle Bancorp, Inc.†	39,974
1,884	Employers Holdings, Inc.	56,030
1,244	Enterprise Financial Services Corp.(a)	20,874
1,428	EPR Properties(a) (b)	69,601
3,606	Equity One, Inc.(b)	78,827
3,409	EverBank Financial Corp.	51,067
2,157	FBL Financial Group, Inc., Class A	96,849
1,180	Federal Agricultural Mortgage Corp., Class C(a)	39,388
6,270	FelCor Lodging Trust, Inc.(a) (b)	38,623
1,314	First American Financial Corp.	31,996
3,307	First BanCorp(a)	18,784
15,240	First Busey Corp.	79,400
287	First Citizens BancShares, Inc., Class A	59,007
10,913	First Commonwealth Financial Corp.(a)	82,830
2,275	First Financial Bancorp	34,512
1,413	First Financial Bankshares, Inc.(a)	83,113
2,873	First Industrial Realty Trust, Inc.(b)	46,744
1,760	First Midwest Bancorp, Inc.	26,594
2,738	First Potomac Realty Trust(b)	34,417
5,627	FirstMerit Corp.(a)	122,162
1,410	Flagstar Bancorp, Inc.†(a)	20,812
5,603	FNB Corp.(a)	67,964
30,700	Forestar Group, Inc.†(a)	660,971
1,164	Fox Chase Bancorp, Inc.(a)	20,254
2,290	Gain Capital Holdings, Inc.	28,831
2,129	Glacier Bancorp, Inc.(a)	52,608
2,678	Global Indemnity PLC, Class A(a)	68,182
1,744	Greenlight Capital Re, Ltd., Class A	49,599
2,258	Hanmi Financial Corp., Class Comdty (histrt)(a)	37,415
864	Heartland Financial USA, Inc.	24,071
990	Highwoods Properties, Inc.(b)	34,957
21,335	HomeStreet, Inc.(a)	411,765
910	Horace Mann Educators Corp.	25,826
573	Infinity Property & Casualty Corp.	37,016
2,822	Inland Real Estate Corp.(a) (b)	28,869
1,530	INTL FCStone, Inc.†(a)	31,288

Shares		Value
Financials — 25.7% (continued)
822	Invesco Mortgage Capital, Inc.(b)	$12,651
7,406	Investment Technology Group, Inc.(a)	116,422
5,468	iStar Financial, Inc.†(a) (b)	65,835
1,094	Lakeland Financial Corp.(a)	35,719
7,588	Maiden Holdings, Ltd.(a)	89,614
62	Markel Corp.	32,102
5,935	MB Financial, Inc.(a)	167,604
4,208	Meadowbrook Insurance Group, Inc.(a)	27,352
1,054	Mercantile Bank Corp.	22,956
1,560	MFA Financial, Inc.(b)	11,622
1,739	Montpelier Re Holdings, Ltd.(a)	45,301
2,243	MVC Capital, Inc.(a)	29,294
13,644	National Penn Bancshares, Inc.(a)	137,122
244	National Western Life Insurance Co., Class A	49,232
524	Navigators Group, Inc. (The)(a)	30,271
1,461	NBT Bancorp, Inc.(a)	33,574
2,816	Nelnet, Inc., Class A	108,275
10,386	NorthStar Realty Finance Corp.(b)	96,382
448	Ocwen Financial Corp., Class Comdty (histrt)†	24,985
2,412	Old National Bancorp(a)	34,250
1,014	One Liberty Properties, Inc.(a) (b)	20,564
1,141	Oppenheimer Holdings, Inc., Class A	20,276
991	Oritani Financial Corp.(a)	16,312
3,682	Pacific Continental Corp.(a)	48,271
8,070	PacWest Bancorp(a)	277,285
1,819	Parkway Properties, Inc.(a) (b)	32,324
2,404	PHH Corp.†(a)	57,071
655	Phoenix, Inc.†(a)	25,329
1,309	Pinnacle Financial Partners, Inc.(a)	39,021
944	Piper Jaffray Cos.†(a)	32,370
574	Platinum Underwriters Holdings, Ltd.(a)	34,285
2,110	Potlatch Corp.(b)	83,725
1,199	Primerica	48,368
11,752	PrivateBancorp, Inc., Class A(a)	251,493
2,704	Provident Financial Services, Inc.	43,832
2,093	RAIT Financial Trust(a) (b)	14,818
1,517	Republic Bancorp, Inc., Class A(a)	41,793
576	RLI Corp.(a)	50,354
1,954	RLJ Lodging Trust(b)	45,899
1,078	S&T Bancorp, Inc.(a)	26,109
3,828	Safeguard Scientifics, Inc.†(a)	60,061
959	Simmons First National Corp., Class A(a)	29,815
1,132	Southwest Bancorp, Inc.†(a)	16,765
1,130	State Auto Financial Corp.	23,662
1,719	Sterling Financial Corp.	49,249
2,158	Strategic Hotels & Resorts, Inc.† (b)	18,731
6,430	Susquehanna Bancshares, Inc.(a)	80,696
770	SVB Financial Group(a)	66,505
2,473	SWS Group, Inc.†(a)	13,799
11,439	Texas Capital Bancshares, Inc.†(a)	525,851
1,154	Trico Bancshares(a)	26,288
4,124	TrustCo Bank Corp.	24,579
2,015	Union First Market Bankshares Corp.(a)	47,091
861	United Fire Group, Inc.(a)	26,235
1,509	Walter Investment Management Corp.(a)	59,666
6,609	Webster Financial Corp.	168,728
21,688	Western Alliance Bancorp(a)	410,554
		8,985,140
Health Care — 2.9%
680	Almost Family, Inc.(a)	13,212
1,654	Amedisys, Inc.(a)	28,482
1,031	Amsurg Corp., Class A	40,931
1,020	Auxilium Pharmaceuticals, Inc.	18,595

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 2.9% (continued)
271	Centene Corp.†	$17,333
1,134	CONMED Corp.	38,545
1,503	Emeritus Corp.	27,851
5,770	Enzon Pharmaceuticals, Inc.	9,693
864	ExamWorks Group, Inc.(a)	22,455
1,590	Gentiva Health Services, Inc.(a)	19,144
370	Haemonetics Corp.†(a)	14,756
2,371	HealthSouth Corp.(a)	81,752
1,764	Kindred Healthcare, Inc.(a)	23,691
2,151	Magellan Health Services, Inc.†	128,974
1,310	MedAssets, Inc.†	33,300
1,708	Molina Healthcare, Inc.†(a)	60,805
534	National Healthcare Corp.	25,242
2,090	Nektar Therapeutics	21,840
1,550	NuVasive, Inc.†	37,959
471	Owens & Minor, Inc.(a)	16,292
3,794	PDL BioPharma, Inc.(a)	30,238
3,098	PharMerica Corp.(a)	41,110
7,255	RTI Biologics, Inc.†	27,134
2,110	Sciclone Pharmaceuticals, Inc.†	10,698
6,899	Select Medical Holdings Corp.	55,675
1,160	Staar Surgical Co.†(a)	15,706
1,574	Triple-S Management Corp., Class B†(a)	28,946
4,407	Universal American Corp.(a)	33,581
1,160	Vanguard Health Systems, Inc.†(a)	24,372
715	ViroPharma, Inc.(a)	28,100
714	WellCare Health Plans, Inc.(a)	49,794
		1,026,206
Industrials — 19.6%
1,204	AAR Corp.	32,905
7,080	ACCO Brands Corp.†(a)	47,011
7,400	Accuride Corp.(a)	38,036
5,540	Air Transport Services Group, Inc.†	41,495
1,659	Aircastle, Ltd.	28,883
14,597	Albany International Corp., Class A	523,594
1,194	Ampco-Pittsburgh Corp.	21,397
4,530	ARC Document Solutions, Inc.†	20,793
1,644	Argan, Inc.	36,119
1,380	Arkansas Best Corp.(a)	35,425
7,870	Astronics Corp.†(a)	391,218
690	Atlas Air Worldwide Holdings, Inc.†	31,816
510	Avis Budget Group, Inc.†	14,703
1,150	Barnes Group, Inc.	40,158
1,315	Belden, Inc.	84,226
4,192	Blount International, Inc.(a)	50,765
635	Brady Corp., Class A	19,367
2,517	Briggs & Stratton Corp.(a)	50,642
580	Brink's Co. (The)	16,414
7,979	Casella Waste Systems, Inc., Class A†	45,879
9,460	CBIZ, Inc.†(a)	70,383
2,158	Comfort Systems USA, Inc.(a)	36,276
1,680	CRA International, Inc.†(a)	31,282
940	Cubic Corp.	50,459
3,680	Curtiss-Wright Corp.	172,813
900	Ducommun, Inc.†	25,812
532	EMCOR Group, Inc.	20,817
1,520	Encore Wire Corp.	59,949
3,140	EnerSys, Inc.(a)	190,378
6,367	Federal Signal Corp.	81,943
2,879	FTI Consulting, Inc.(a)	108,826
1,270	General Cable Corp.(a)	40,323
150	Genessee & Wyoming, Inc., Class A	13,946
25,975	GP Strategies Corp.†(a)	681,064
3,742	Great Lakes Dredge & Dock Corp.(a)	27,766
49,417	Griffon Corp.(a)	619,689

Shares		Value
Industrials — 19.6% (continued)
6,678	Hawaiian Holdings, Inc.(a)	$49,684
310	HEICO Corp.(a)	21,000
744	Hyster-Yale Materials Handling, Inc.	66,714
1,080	International Shipholding Corp.	29,635
10,623	JetBlue Airways Corp.†(a)	70,749
850	Kaydon Corp.	30,192
1,373	Kelly Services, Inc., Class A(a)	26,732
1,860	Knoll, Inc.(a)	31,508
1,773	Layne Christensen Co.(a)	35,389
26,350	Marten Transport, Ltd.(a)	451,902
1,013	MasTec, Inc.(a)	30,694
640	Matson, Inc.	16,787
7,990	Meritor, Inc.†(a)	62,801
1,034	Michael Baker Corp.(a)	41,846
3,924	Miller Industries, Inc.(a)	66,630
7,550	Mistras Group, Inc.(a)	128,350
853	Mueller Industries, Inc.	47,487
1,634	NN, Inc.	25,425
28,500	Orbital Sciences Corp.†	603,630
12,700	Orion Marine Group, Inc.(a)	132,207
810	Patrick Industries, Inc.†(a)	24,340
6,590	Quality Distribution, Inc.†(a)	60,892
2,692	Republic Airways Holdings, Inc.†	32,035
1,974	Rexnord Corp.	41,059
883	Rush Enterprises, Inc., Class A(a)	23,409
1,749	SkyWest, Inc.(a)	25,395
2,513	Sterling Construction Co., Inc.†(a)	23,245
1,981	TAL International Group, Inc.(a)	92,572
610	Teledyne Technologies, Inc.†	51,807
13,350	Trimas Corp.	497,955
2,353	Tutor Perini Corp.	50,166
580	United Stationers, Inc.(a)	25,230
1,210	US Airways Group, Inc.(a)	22,942
694	USG Corp.(a)	19,835
4,310	UTi Worldwide, Inc.(a)	65,124
		6,827,940
Information Technology — 18.0%
2,654	Acxiom Corp.†	75,347
210	Anixter International, Inc.†	18,409
2,700	Applied Micro Circuits Corp.†	34,830
1,850	Black Box Corp.(a)	56,684
1,300	Brightcove, Inc.†	14,625
498	CACI International, Inc., Class A(a)	34,417
510	Cardtronics, Inc.	18,921
1,580	Checkpoint Systems, Inc.†(a)	26,386
1,420	Ciena Corp.†(a)	35,471
10,300	Coherent, Inc.	632,935
3,420	Cohu, Inc.(a)	37,312
1,274	Comtech Telecommunications Corp.(a)	30,984
1,353	CTS Corp.	21,337
1,610	Cypress Semiconductor Corp.	15,037
800	Diodes, Inc.(a)	19,600
1,770	DSP Group, Inc.†(a)	12,479
3,720	EarthLink, Inc.(a)	18,414
35,800	Entegris, Inc.†	363,370
7,820	Euronet Worldwide, Inc.†(a)	311,236
1,630	Finisar Corp.†(a)	36,887
4,588	FormFactor, Inc.†	31,474
40,700	GSI Group, Inc.†(a)	388,278
1,700	iGATE Corp.†	47,192
11,680	Imation Corp.	47,888
2,462	Insight Enterprises, Inc.†(a)	46,581
33,300	Integrated Device Technology, Inc.†(a)	313,686
17,812	International Rectifier Corp.†(a)	441,203
41,500	Lattice Semiconductor Corp.†(a)	185,090

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 18.0% (continued)
8,715	Measurement Specialties, Inc.(a)	$472,701
12,660	Methode Electronics, Inc.(a)	354,480
26,900	Microsemi Corp.	652,325
13,000	MKS Instruments, Inc.	345,670
3,363	MoneyGram International, Inc.	65,848
11,080	Monster Worldwide, Inc.†(a)	48,974
654	NETGEAR, Inc.	20,182
2,416	OmniVision Technologies, Inc.(a)	36,989
3,704	Photronics, Inc.†(a)	29,002
760	Plexus Corp.†	28,272
24,470	PMC - Sierra, Inc.†(a)	161,991
3,877	Rambus, Inc.(a)	36,444
5,196	RF Micro Devices, Inc.	29,306
2,745	Richardson Electronics, Ltd.	31,211
1,594	Sanmina Corp.†	27,879
2,536	ScanSource, Inc.†	87,746
8,260	Sigma Designs, Inc.†	46,173
2,843	Spansion, Inc., Class A†	28,686
1,534	SYNNEX Corp.†(a)	94,264
7,040	Tellabs, Inc.(a)	15,981
3,570	TriQuint Semiconductor, Inc.(a)	29,024
3,138	TTM Technologies, Inc.(a)	30,595
4,300	Unisys Corp.(a)	108,317
6,583	United Online, Inc.(a)	52,532
1,540	Vocus, Inc.†(a)	14,337
1,270	Web.com Group, Inc.(a)	41,072
1,260	WebMD Health Corp., Class A(a)	36,036
9,656	Westell Technologies, Inc., Class A†(a)	32,348
		6,274,458
Materials — 5.0%
1,540	Berry Plastics Group, Inc.†	30,754
10,800	Boise Cascade Co.†(a)	291,060
6,106	Boise, Inc.(a)	76,935
1,438	Century Aluminum Co.(a)	11,576
634	Clearwater Paper Corp.	30,286
4,500	Deltic Timber Corp.(a)	293,130
7,960	Graphic Packaging Holding Co.†	68,138
2,094	Handy & Harman, Ltd.(a)	49,984
433	HB Fuller Co.	19,567
874	Kraton Performance Polymers, Inc.†	17,122
984	Minerals Technologies, Inc.	48,580
1,791	Myers Industries, Inc.(a)	36,017
14,509	Neenah Paper, Inc.(a)	570,349
1,460	Olin Corp.(a)	33,682
550	Olympic Steel, Inc.(a)	15,279
1,054	OM Group, Inc.†(a)	35,604
2,548	Resolute Forest Products, Inc.†(a)	33,684
794	Sensient Technologies Corp.(a)	38,025
4,210	Wausau Paper Corp.(a)	54,688
		1,754,460
Telecommunication Services — 0.7%
18,690	Cincinnati Bell, Inc.†	50,837
3,040	Consolidated Communications Holdings, Inc.(a)	52,409
5,330	General Communication, Inc., Class A†(a)	50,742
880	Lumos Networks Corp.(a)	19,070
3,360	NTELOS Holdings Corp.(a)	63,168
		236,226
Utilities — 1.3%
440	Avista Corp.(a)	11,616
914	Cleco Corp.	40,984
794	El Paso Electric Co.	26,519
680	Empire District Electric Co.(a)	14,729

Shares		Value
Utilities — 1.3% (continued)
594	IDACORP, Inc.	$28,750
534	Laclede Group, Inc.	24,030
272	MGE Energy, Inc.	14,838
320	NorthWestern Corp.(a)	14,374
2,609	Ormat Technologies, Inc.(a)	69,843
624	Piedmont Natural Gas Co., Inc.	20,517
1,104	PNM Resources, Inc.	24,983
1,639	Portland General Electric Co.(a)	46,269
774	Southwest Gas Corp.	38,700
694	UIL Holdings Corp.(a)	25,803
474	UNS Energy Corp.	22,098
644	WGL Holdings, Inc.(a)	27,505
		451,558
Total Common Stock
(Cost $29,226,827)		34,005,802

SHORT-TERM INVESTMENTS (c) — 38.6%
620,275	Northern Trust Institutional Government Select Portfolio, 0.010%	620,275
12,877,947	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	12,877,947

Total Short-Term Investments
(Cost $13,498,222)		13,498,222

Total Investments — 136.0%
(Cost $42,725,049) ‡		47,504,024
Other Assets & Liabilities, Net — (36.0)%		(12,570,933)
NET ASSETS — 100.0%		$34,933,091

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $42,725,049, and the unrealized appreciation and depreciation were $5,400,353 and $(621,378), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $12,499,042.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $12,877,947.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $53,053.

Ltd. — Limited
PLC— Public Limited Company

As of September 30, 2013, all of the Portfolio’s investments in securities were considered Level 1.  For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.5%
Consumer Discretionary — 13.0%
300	1-800-Flowers.com, Inc., Class A†(a)	$1,479
975	Aaron's, Inc.	27,007
900	Abercrombie & Fitch Co., Class A(a)	31,833
800	Advance Auto Parts, Inc.	66,144
850	Aeropostale, Inc.†(a)	7,990
100	AFC Enterprises, Inc.†	4,359
90	AH Belo Corp., Class A	707
3,688	Amazon.com, Inc.	1,153,016
400	Ambassadors Group, Inc.	1,380
656	AMC Networks, Inc., Class A†	44,923
3,500	American Apparel, Inc.†(a)	4,550
1,400	American Axle & Manufacturing Holdings, Inc.†(a)	27,608
2,625	American Eagle Outfitters, Inc.	36,724
964	ANN, Inc.	34,916
1,350	Apollo Group, Inc., Class A(a)	28,093
1,128	Ascena Retail Group, Inc.	22,481
200	Ascent Capital Group, Inc., Class A	16,124
1,017	Autoliv, Inc.	88,876
1,250	AutoNation, Inc.†	65,213
406	AutoZone, Inc.†(a)	171,628
500	Bally Technologies, Inc.(a)	36,030
200	Beazer Homes USA, Inc.†(a)	3,600
1,400	bebe stores, Inc.(a)	8,526
1,925	Bed Bath & Beyond, Inc.	148,918
950	Belo Corp., Class A	13,015
3,400	Best Buy Co., Inc.	127,500
200	Big 5 Sporting Goods Corp.(a)	3,216
500	Big Lots, Inc.	18,545
40	Biglari Holdings, Inc.†(a)	16,507
250	Blue Nile, Inc.†(a)	10,233
224	Blyth, Inc.(a)	3,098
400	Bon-Ton Stores, Inc. (The)(a)	4,220
100	Books-A-Million, Inc., Class A†(a)	240
1,280	BorgWarner, Inc.	129,779
2,000	Boyd Gaming Corp.†	28,300
1,000	Bravo Brio Restaurant Group, Inc.	15,100
500	Bridgepoint Education, Inc.†(a)	9,020
775	Brinker International, Inc.(a)	31,411
764	Brookfield Residential Properties, Inc.†(a)	17,587
500	Brunswick Corp.	19,955
500	Cabela's, Inc.(a)	31,515
2,625	Cablevision Systems Corp., Class A(a)	44,205
200	Cache, Inc.†	1,192
500	Callaway Golf Co.(a)	3,560
500	Career Education Corp.	1,380
1,755	CarMax, Inc.	85,065
3,200	Carnival Corp.	104,448
850	Carter's, Inc.	64,507
5,983	CBS Corp., Class B	330,022
362	Charles & Colvard, Ltd.†	2,538
700	Charter Communications, Inc., Class A(a)	94,332
600	Cheesecake Factory, Inc. (The)(a)	26,370
2,450	Chico's FAS, Inc.	40,817
200	Children's Place Retail Stores, Inc. (The)†	11,572
237	Chipotle Mexican Grill, Inc., Class A	101,602
800	Cinemark Holdings, Inc.	25,392
50	Citi Trends, Inc.†(a)	874
1,000	Clear Channel Outdoor Holdings, Inc., Class A†	8,200
3,150	Coach, Inc.	171,770
100	Cobra Electronics Corp.†(a)	266
362	Coldwater Creek, Inc.†(a)	623
110	Collectors Universe(a)	1,615
200	Columbia Sportswear Co.(a)	12,046

Shares		Value
Consumer Discretionary — 13.0% (continued)
20,821	Comcast Corp., Class A	$940,068
500	Conn's, Inc.†	25,020
1,000	Cooper Tire & Rubber Co.(a)	30,800
2,450	Corinthian Colleges, Inc.†(a)	5,366
1,200	Crocs, Inc.	16,332
6,200	Crown Media Holdings, Inc., Class A†(a)	19,096
50	CSS Industries, Inc.	1,200
679	CST Brands, Inc.(a)	20,234
300	Cumulus Media, Inc., Class A†(a)	1,590
1,500	Dana Holding Corp.	34,260
1,075	Darden Restaurants, Inc.(a)	49,762
450	Deckers Outdoor Corp.†(a)	29,664
775	DeVry, Inc.(a)	23,684
1,002	Dick's Sporting Goods, Inc.	53,487
100	Dillard's, Inc., Class A	7,830
5,633	DIRECTV†	336,572
1,600	Discovery Communications, Inc., Class A†(a)	135,072
2,025	DISH Network Corp., Class A	91,145
100	Dixie Group, Inc. (The)†	1,114
1,000	Dollar General Corp.	56,460
2,100	Dollar Tree, Inc.	120,036
650	Domino's Pizza, Inc.	44,167
650	Dover Downs Gaming & Entertainment, Inc.(a)	884
2,623	DR Horton, Inc.(a)	50,965
1,200	DreamWorks Animation SKG, Inc., Class A(a)	34,152
642	Education Management Corp.†(a)	5,855
219	Emmis Communications Corp., Class A†	589
100	Empire Resorts, Inc.†(a)	367
250	Entercom Communications Corp., Class A(a)	2,195
100	Entravision Communications Corp., Class A	590
1,366	EW Scripps Co. (The), Class A†(a)	25,066
1,057	Expedia, Inc.(a)	54,742
1,000	Express, Inc.†	23,590
1,200	Family Dollar Stores, Inc.	86,424
200	Famous Dave's of America, Inc.†(a)	3,230
1,500	Federal-Mogul Corp.	25,185
800	Fifth & Pacific Cos., Inc.†	20,104
100	Finish Line, Inc. (The), Class A	2,487
1,900	Foot Locker, Inc.	64,486
40,485	Ford Motor Co.	682,982
300	Forward Industries, Inc.†(a)	567
600	Fossil Group, Inc.†	69,744
700	Fred's, Inc., Class A(a)	10,955
600	Gaiam, Inc., Class A†	3,006
1,625	GameStop Corp., Class A(a)	80,681
600	Gaming Partners International Corp.	4,866
2,800	Gannett Co., Inc.	75,012
3,675	Gap, Inc. (The)	148,029
7,925	General Motors Co.	285,062
275	Genesco, Inc.†	18,035
2,010	Gentex Corp.(a)	51,436
1,600	Genuine Parts Co.	129,424
300	GNC Holdings, Inc., Class A	16,389
1,875	Goodyear Tire & Rubber Co. (The)	42,094
500	Grand Canyon Education, Inc.†	20,140
1,000	Gray Television, Inc.†	7,850
200	Group 1 Automotive, Inc.(a)	15,536
400	Guess, Inc.	11,940
2,635	H&R Block, Inc.	70,249
696	Hanesbrands, Inc.	43,368
2,475	Harley-Davidson, Inc.	158,994
600	Harman International Industries, Inc.	39,738

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 13.0% (continued)
1,000	Harte-Hanks, Inc.	$8,830
1,300	Hasbro, Inc.(a)	61,282
200	Helen of Troy, Ltd.	8,840
500	hhgregg, Inc.†(a)	8,955
200	Hibbett Sports, Inc.†(a)	11,230
300	Hillenbrand, Inc.	8,211
13,774	Home Depot, Inc. (The)	1,044,758
200	Hooker Furniture Corp.	2,990
1,000	Hovnanian Enterprises, Inc., Class A†	5,230
418	HSN, Inc.	22,413
600	Hyatt Hotels Corp., Class A†	25,776
450	Iconix Brand Group, Inc.(a)	14,949
3,450	International Game Technology	65,309
237	International Speedway Corp., Class A	7,655
5,372	Interpublic Group of Cos., Inc. (The)	92,291
743	Interval Leisure Group, Inc.(a)	17,557
340	ITT Educational Services, Inc.†(a)	10,540
2,292	J.C. Penney Co., Inc.(a)	20,215
350	Jack in the Box, Inc.	14,000
1,500	Jarden Corp.†	72,600
500	John Wiley & Sons, Inc., Class A(a)	23,845
6,850	Johnson Controls, Inc.	284,275
378	Jones Group, Inc. (The)	5,674
300	Jos A Bank Clothiers, Inc.†(a)	13,188
600	Journal Communications, Inc., Class A	5,130
300	K12, Inc.†(a)	9,264
800	KB Home(a)	14,416
200	Kid Brands, Inc.†	294
2,400	Kohl's Corp.(a)	124,200
300	Krispy Kreme Doughnuts, Inc.	5,802
2,540	L Brands, Inc.	155,194
200	Lakes Entertainment, Inc.†	822
500	Lamar Advertising Co., Class A	23,515
4,300	Las Vegas Sands Corp.	285,606
200	La-Z-Boy, Inc., Class Z	4,542
100	LeapFrog Enterprises, Inc., Class A†(a)	942
1,183	Lear Corp.	84,667
500	Learning Tree International, Inc.†(a)	1,965
750	Lee Enterprises, Inc.†(a)	1,980
1,410	Leggett & Platt, Inc.(a)	42,512
1,200	Lennar Corp., Class A(a)	42,480
1,000	Libbey, Inc.	23,780
1,886	Liberty Global PLC, Class A†	149,654
400	Liberty Global PLC†	30,172
4,600	Liberty Interactive Corp., Class A†	107,962
1,177	Liberty Media Corp.†	173,196
230	Liberty Ventures, Ser A†	20,279
200	Life Time Fitness, Inc.†(a)	10,294
700	Lifetime Brands, Inc.	10,703
200	LIN Media LLC, Class A†	4,058
200	Lincoln Educational Services Corp.(a)	922
1,350	Lions Gate Entertainment Corp.(a)	47,318
2,537	Live Nation Entertainment, Inc.	47,061
3,600	LKQ Corp.†	114,696
200	Loral Space & Communications, Inc.	13,546
11,456	Lowe's Cos., Inc.	545,420
4,298	Macy's, Inc.	185,974
881	Madison Square Garden Co. (The), Class A	51,160
100	Marcus Corp.	1,453
700	Marine Products Corp.(a)	6,356
2,577	Marriott International, Inc., Class A(a)	108,389
257	Marriott Vacations Worldwide Corp.	11,308
3,100	Martha Stewart Living Omnimedia, Class A†	7,130
3,255	Mattel, Inc.(a)	136,254
100	Matthews International Corp., Class A	3,808

Shares		Value
Consumer Discretionary — 13.0% (continued)
496	McClatchy Co. (The), Class A†(a)	$1,488
10,104	McDonald's Corp.(a)	972,106
271	MDC Holdings, Inc.	8,133
500	Media General, Inc., Class A†(a)	7,130
500	Meritage Homes Corp.	21,475
4,200	MGM Resorts International(a)	85,848
577	Mohawk Industries, Inc.	75,154
1,600	Monarch Casino & Resort, Inc.†(a)	30,368
150	Morgans Hotel Group Co.†	1,153
700	MTR Gaming Group, Inc.†	3,297
591	Multimedia Games Holding Co., Inc.†	20,419
518	Murphy USA, Inc.†	20,922
500	National CineMedia, Inc.(a)	9,430
50	Nautilus, Inc.†	361
492	Netflix, Inc.	152,131
1,300	New York & Co., Inc.†	7,514
2,100	New York Times Co. (The), Class A(a)	26,397
2,926	Newell Rubbermaid, Inc.	80,465
3,328	News Corp., Class A†	53,448
200	Nexstar Broadcasting Group, Inc., Class A(a)	8,901
7,330	NIKE, Inc., Class B	532,451
2,000	Nordstrom, Inc.(a)	112,400
40	NVR, Inc.	36,768
5,525	Office Depot, Inc.(a)	26,686
1,100	OfficeMax, Inc.	14,069
2,775	Omnicom Group, Inc.	176,046
2,900	Orbitz Worldwide, Inc.†	27,927
1,142	O'Reilly Automotive, Inc.	145,708
650	Orleans Homebuilders, Inc.†(b)	—
200	Outerwall, Inc.†(a)	9,998
300	Overstock.com, Inc.†(a)	8,901
50	Oxford Industries, Inc.	3,399
200	Pacific Sunwear of California, Inc.†	600
300	Panera Bread Co., Class A(a)	47,559
700	Penn National Gaming, Inc.(a)	38,752
400	Penske Automotive Group, Inc.	17,092
1,500	Pep Boys-Manny Moe & Jack (The)	18,705
100	Perry Ellis International, Inc.	1,884
950	PetSmart, Inc.(a)	72,447
825	Pier 1 Imports, Inc.	16,104
800	Pinnacle Entertainment, Inc.†(a)	20,040
600	Polaris Industries, Inc.(a)	77,508
275	Premier Exhibitions, Inc.†	421
525	priceline.com, Inc.†	530,749
2,765	PulteGroup, Inc.	45,622
691	PVH Corp.	82,015
50	Quiksilver, Inc.†	351
1,850	RadioShack Corp.†(a)	6,308
565	Ralph Lauren Corp., Class A	93,072
1,000	ReachLocal, Inc.(a)	11,910
600	Regal Entertainment Group, Class A(a)	11,388
200	Regis Corp.(a)	2,936
250	Rent-A-Center, Inc., Class A(a)	9,525
1,500	Rick's Cabaret International, Inc.†(a)	17,685
100	Rocky Brands, Inc.	1,741
2,075	Ross Stores, Inc.	151,060
1,625	Royal Caribbean Cruises, Ltd.	62,205
500	Ruby Tuesday, Inc.	3,750
500	Ryland Group, Inc. (The)(a)	20,270
1,800	Saks, Inc.†(a)	28,692
100	Salem Communications Corp., Class A	828
1,000	Sally Beauty Holdings, Inc.	26,160
400	School Specialty, Inc.†(b)	—
1,500	Scientific Games Corp., Class A	24,255
900	Scripps Networks Interactive, Inc., Class A(a)	70,299

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — 13.0% (continued)
396	Sears Canada, Inc.	$4,804
925	Sears Holdings Corp.(a)	55,167
188	Select Comfort Corp.†(a)	4,578
1,400	Service Corp. International	26,068
100	SHFL Entertainment, Inc.†	2,300
600	Shoe Carnival, Inc.	16,206
776	Signet Jewelers, Ltd.	55,600
900	Sinclair Broadcast Group, Inc., Class A	30,168
48,100	Sirius XM Radio, Inc.(a)	186,147
900	Six Flags Entertainment Corp.	30,411
1,000	Sonic Automotive, Inc., Class A	23,800
800	Sonic Corp.†	14,200
603	Sotheby's	29,625
75	Spartan Motors, Inc.	455
400	Speedway Motorsports, Inc.(a)	7,160
552	Stage Stores, Inc.(a)	10,598
1,892	Stanley Black & Decker, Inc.	171,358
200	Stanley Furniture Co., Inc.†	742
8,075	Staples, Inc.(a)	118,299
8,100	Starbucks Corp.	623,457
1,973	Starwood Hotels & Resorts Worldwide, Inc.	131,106
1,177	Starz†	33,109
900	Stewart Enterprises, Inc., Class A(a)	11,826
150	Superior Industries International, Inc.	2,675
600	Systemax, Inc.(a)	5,562
6,500	Target Corp.	415,870
700	Tempur Sealy International, Inc.	30,772
450	Tenneco, Inc.†	22,725
380	Tesla Motors, Inc.†(a)	73,500
1,000	Texas Roadhouse, Inc., Class A	26,280
3,700	Thomson Reuters Corp.(a)	129,537
500	Thor Industries, Inc.	29,020
1,235	Tiffany & Co.	94,626
3,016	Time Warner Cable, Inc., Class A	336,586
8,983	Time Warner, Inc.	591,171
6,850	TJX Cos., Inc.	386,271
1,600	Toll Brothers, Inc.†(a)	51,888
1,600	Tractor Supply Co.(a)	107,472
200	Trans World Entertainment Corp.	926
1,300	Trinity Place Holdings, Inc.†	4,966
1,057	TripAdvisor, Inc.(a)	80,163
1,000	TRW Automotive Holdings Corp.	71,310
200	Tuesday Morning Corp.†	3,054
600	Tupperware Brands Corp.	51,822
15,388	Twenty-First Century Fox, Inc., Class A	515,498
600	Ulta Salon Cosmetics & Fragrance, Inc.	71,676
800	Under Armour, Inc., Class A(a)	63,560
200	Universal Electronics, Inc.	7,206
500	Universal Technical Institute, Inc.	6,065
1,400	Urban Outfitters, Inc.	51,478
200	Value Line, Inc.	1,766
300	Valuevision Media, Inc., Class A†	1,305
950	VF Corp.	189,097
4,906	Viacom, Inc., Class B	410,043
600	Visteon Corp.	45,384
17,668	Walt Disney Co. (The)	1,139,409
296	Weight Watchers International, Inc.(a)	11,062
4,600	Wendy's Co. (The)(a)	39,008
572	Whirlpool Corp.	83,764
1,100	Williams-Sonoma, Inc.(a)	61,820
500	Winnebago Industries, Inc.	12,980
400	Wolverine World Wide, Inc.(a)	23,292
600	World Wrestling Entertainment, Inc., Class A(a)	6,102
1,360	Wyndham Worldwide Corp.	82,919
650	Wynn Resorts, Ltd.	102,706

Shares		Value
Consumer Discretionary — 13.0% (continued)
4,650	Yum! Brands, Inc.	$331,963
1,900	Zale Corp.†	28,880
		24,121,355
Consumer Staples — 9.0%
200	Alico, Inc.	8,234
2,200	Alliance One International, Inc.†	6,402
20,175	Altria Group, Inc.	693,011
250	Andersons, Inc. (The)	17,475
5,986	Archer-Daniels-Midland Co.	220,524
3,950	Avon Products, Inc.	81,370
1,900	Beam, Inc.	122,835
1,350	Brown-Forman Corp., Class B	91,976
1,550	Bunge, Ltd.(a)	117,661
2,175	Campbell Soup Co.	88,544
1,500	Central European Distribution Corp.†(b)	—
1,700	Church & Dwight Co., Inc.	102,085
1,200	Clorox Co. (The)(a)	98,064
43,140	Coca-Cola Co. (The)	1,634,143
2,695	Coca-Cola Enterprises, Inc.	108,366
9,136	Colgate-Palmolive Co.	541,765
4,573	ConAgra Foods, Inc.	138,745
1,550	Constellation Brands, Inc., Class A†	88,970
4,150	Costco Wholesale Corp.	477,748
250	Crimson Wine Group, Ltd.†(a)	2,363
13,042	CVS Caremark Corp.	740,133
650	Darling International, Inc.†	13,754
1,067	Dean Food Co., Inc.†	20,593
1,500	Dole Food Co., Inc.	20,430
2,000	Dr. Pepper Snapple Group, Inc.(a)	89,640
584	Energizer Holdings, Inc.	53,232
2,400	Estee Lauder Cos., Inc. (The), Class A	167,760
2,530	Flowers Foods, Inc.	54,243
7,100	General Mills, Inc.	340,232
962	Green Mountain Coffee Roasters, Inc.†(a)	72,467
400	Hain Celestial Group, Inc. (The)(a)	30,848
1,200	Herbalife, Ltd.(a)	83,724
1,746	Hershey Co. (The)	161,505
1,344	Hillshire Brands Co.	41,315
1,500	Hormel Foods Corp.(a)	63,180
550	Ingles Markets, Inc., Class A(a)	15,802
800	Ingredion, Inc.	52,936
1,219	JM Smucker Co. (The)	128,044
2,725	Kellogg Co.(a)	160,039
4,107	Kimberly-Clark Corp.	386,961
6,332	Kraft Foods Group, Inc.	332,050
5,225	Kroger Co. (The)	210,777
3,130	Lorillard, Inc.(a)	140,162
70	Mannatech, Inc.†	1,682
750	McCormick & Co., Inc.(a)	48,525
2,300	Mead Johnson Nutrition Co., Class A	170,798
200	MGP Ingredients, Inc.	1,048
1,500	Molson Coors Brewing Co., Class B	75,195
19,071	Mondelez International, Inc., Class A	599,211
1,600	Monster Beverage Corp.	83,600
700	Nu Skin Enterprises, Inc., Class A	67,018
15,591	PepsiCo, Inc.	1,239,484
16,525	Philip Morris International, Inc.	1,430,900
350	Post Holdings, Inc.†	14,130
350	Prestige Brands Holdings, Inc.†	10,542
28,939	Procter & Gamble Co. (The)	2,187,499
100	Reliv International, Inc.(a)	263
3,503	Reynolds American, Inc.(a)	170,876
7,050	Rite Aid Corp.†	33,558
70	Rocky Mountain Chocolate Factory, Inc.	847
2,800	Safeway, Inc.(a)	89,572
50	Sanderson Farms, Inc.	3,262
1,000	Snyders-Lance, Inc.(a)	28,850

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — 9.0% (continued)
3,036	SUPERVALU, Inc.	$24,986
6,700	Sysco Corp.(a)	213,261
2,930	Tyson Foods, Inc., Class A	82,860
450	United Natural Foods, Inc.	30,249
198	USANA Health Sciences, Inc.(a)	17,184
1,157	Vector Group, Ltd.(a)	18,629
9,150	Walgreen Co.	492,270
17,470	Wal-Mart Stores, Inc.	1,292,081
1,321	WhiteWave Foods Co., Class A(a)	26,380
3,250	Whole Foods Market, Inc.	190,125
		16,664,993
Energy — 9.9%
250	Alon USA Energy, Inc.(a)	2,553
2,272	Alpha Natural Resources, Inc.†(a)	13,541
1,000	Amyris, Inc.(a)	2,310
5,087	Anadarko Petroleum Corp.	473,040
4,091	Apache Corp.	348,308
300	Approach Resources, Inc.(a)	7,884
3,000	Arch Coal, Inc.(a)	12,330
600	Atwood Oceanics, Inc.†(a)	33,024
4,245	Baker Hughes, Inc.	208,429
600	Barnwell Industries, Inc.†	2,070
400	Berry Petroleum Co., Class A	17,252
45	BioFuel Energy Corp.†	164
900	Bolt Technology Corp.	16,245
300	BP Prudhoe Bay Royalty Trust	26,007
3,100	BPZ Resources, Inc.†(a)	6,045
200	Bristow Group, Inc.	14,552
3,600	Cabot Oil & Gas Corp.	134,352
1,218	Cal Dive International, Inc.(a)	2,497
1,500	Callon Petroleum Co.†	8,205
2,450	Cameron International Corp.	143,007
150	CARBO Ceramics, Inc.(a)	14,867
2,375	Cheniere Energy, Inc.†	81,083
6,600	Chesapeake Energy Corp.(a)	170,808
20,669	Chevron Corp.	2,511,284
447	Cimarex Energy Co.	43,091
600	Clean Energy Fuels Corp.(a)	7,668
1,000	Cloud Peak Energy, Inc.	14,670
400	Comstock Resources, Inc.(a)	6,364
800	Concho Resources, Inc.	87,048
13,181	ConocoPhillips	916,211
2,600	Consol Energy, Inc.	87,490
500	Continental Resources, Inc.(a)	53,630
200	Cross Timbers Royalty Trust	5,866
500	Crosstex Energy, Inc.	10,445
175	Delek US Holdings, Inc.	3,691
3,779	Denbury Resources, Inc.†(a)	69,571
4,336	Devon Energy Corp.	250,447
206	DHT Holdings, Inc.(a)	900
850	Diamond Offshore Drilling, Inc.(a)	52,972
800	Dresser-Rand Group, Inc.†(a)	49,920
300	Dril-Quip, Inc.†	34,425
890	Energen Corp.	67,987
525	Energy Transfer Partners, LP	27,337
1,000	Energy XXI Bermuda, Ltd.(a)	30,200
2,575	EOG Resources, Inc.	435,896
15	EPL Oil & Gas, Inc.†	557
1,600	EQT Corp.	141,952
2,700	EXCO Resources, Inc.(a)	18,198
812	Exterran Holdings, Inc.	22,387
47,466	Exxon Mobil Corp.	4,083,975
1,906	FMC Technologies, Inc.†	105,631
950	Forest Oil Corp.†(a)	5,795
226	Geospace Technologies Corp.(a)	19,052
500	Goodrich Petroleum Corp.(a)	12,145
1,725	Gulf Coast Ultra Deep Royalty Trust†(a)	3,743

Shares		Value
Energy — 9.9% (continued)
381	Gulf Island Fabrication, Inc.	$9,338
300	Gulfmark Offshore, Inc., Class A	15,267
350	Gulfport Energy Corp.†	22,519
10,181	Halliburton Co.	490,215
1,000	Helix Energy Solutions Group, Inc.†	25,370
1,150	Helmerich & Payne, Inc.(a)	79,293
1,900	Hercules Offshore, Inc.	14,003
3,290	Hess Corp.	254,449
1,058	HollyFrontier Corp.	44,552
500	Hornbeck Offshore Services, Inc., Class Comdty (histrt)†	28,720
1,750	ION Geophysical Corp.(a)	9,100
450	James River Coal Co.†(a)	891
2,200	Key Energy Services, Inc.(a)	16,038
10,260	Kinder Morgan, Inc.(a)	364,948
2,950	Kodiak Oil & Gas Corp.	35,577
9	Magnum Hunter Resources Corp.(a)	56
7,572	Marathon Oil Corp.	264,111
3,452	Marathon Petroleum Corp.	222,033
450	Matrix Service Co.†	8,829
2,875	McDermott International, Inc.†(a)	21,361
2,075	Murphy Oil Corp.	125,164
3,100	Nabors Industries, Ltd.	49,786
4,420	National Oilwell Varco, Inc.	345,246
1,525	Newfield Exploration Co.	41,739
875	Newpark Resources, Inc.†	11,077
3,078	Noble Energy, Inc.	206,257
1,000	Northern Oil and Gas, Inc.†(a)	14,430
400	Oasis Petroleum, Inc.	19,652
8,680	Occidental Petroleum Corp.	811,927
900	Oceaneering International, Inc.	73,116
500	Oil States International, Inc.†	51,730
1	Pacific Ethanol, Inc.†	4
1,950	Patterson-UTI Energy, Inc.	41,691
3,150	Peabody Energy Corp.(a)	54,337
2,300	PetroQuest Energy, Inc.†(a)	9,223
6,890	Phillips 66	398,380
1,361	Pioneer Natural Resources Co.	256,957
1,700	Pyramid Oil Co.†(a)	6,970
2,200	QEP Resources, Inc.	60,918
1,700	Quicksilver Resources, Inc.†	3,349
1,800	Range Resources Corp.	136,602
600	Rex Energy Corp.†(a)	13,380
600	Rosetta Resources, Inc.†(a)	32,676
1,600	Rowan PLC, Class A	58,752
1,012	RPC, Inc.(a)	15,656
4,400	SandRidge Energy, Inc.†(a)	25,784
14,224	Schlumberger, Ltd.	1,256,833
1,000	Ship Finance International, Ltd.(a)	15,270
750	SM Energy Co.	57,892
1,000	Solazyme, Inc.†(a)	10,770
4,200	Southwestern Energy Co.	152,796
6,641	Spectra Energy Corp.	227,321
270	Steel Excel, Inc.†	7,927
1,706	Superior Energy Services, Inc.	42,718
350	Syntroleum Corp.†(a)	1,613
1,500	Tesoro Corp.	65,970
233	TGC Industries, Inc.	1,838
525	Tidewater, Inc.(a)	31,127
1,600	Trico Marine Services, Inc.†(b)	—
1,000	U.S. Energy Corp.†	2,110
1,765	Ultra Petroleum Corp.(a)	36,306
500	Unit Corp.(a)	23,245
1,100	Vaalco Energy, Inc.	6,138
6,114	Valero Energy Corp.	208,793
8	Verenium Corp.†	32
800	W&T Offshore, Inc.(a)	14,176

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Energy — 9.9% (continued)
300	Warren Resources, Inc.†	$879
500	Western Refining, Inc.	15,020
1,400	Whiting Petroleum Corp.	83,790
7,050	Williams Cos., Inc. (The)	256,338
800	World Fuel Services Corp.(a)	29,848
2,350	WPX Energy, Inc.(a)	45,261
		18,304,605
Financials — 17.1%
1	Acadia Realty Trust(c)	25
600	Affiliated Managers Group, Inc.†	109,584
4,800	Aflac, Inc.	297,552
450	Alexander & Baldwin, Inc.	16,209
700	Alexandria Real Estate Equities, Inc.(c)	44,695
127	Alleghany Corp.	52,026
4,650	Allstate Corp. (The)	235,057
10	Altisource Asset Management Corp.†	5,255
100	Altisource Portfolio Solutions SA†	14,001
33	Altisource Residential Corp., Class B(c)	759
807	American Campus Communities, Inc.(c)	27,559
3,825	American Capital Agency Corp.(a) (c)	86,330
4,200	American Capital, Ltd.	57,750
1,100	American Equity Investment Life Holding Co.(a)	23,342
9,475	American Express Co.	715,552
1,100	American Financial Group, Inc.	59,466
5,525	American International Group, Inc.	268,681
300	American National Insurance Co.	29,412
4,077	American Tower Corp., Class A(c)	302,228
2,280	Ameriprise Financial, Inc.	207,662
332	Amtrust Financial Services, Inc.(a)	12,968
10,025	Annaly Capital Management, Inc.(a) (c)	116,089
1,500	Anworth Mortgage Asset Corp.(c)	7,245
1,256	Apartment Investment & Management Co., Class A(c)	35,093
2,200	Apollo Investment Corp.	17,930
200	Arbor Realty Trust, Inc.(c)	1,356
1,200	Arch Capital Group, Ltd.(a)	64,956
4	Arlington Asset Investment Corp., Class A	95
3,325	ARMOUR Residential REIT, Inc.(a) (c)	13,965
1,150	Arthur J. Gallagher & Co.	50,198
544	Ashford Hospitality Trust, Inc.(c)	6,713
1,100	Aspen Insurance Holdings, Ltd.	39,919
1,354	Associated Banc-Corp	20,973
300	Associated Estates Realty Corp.(a) (c)	4,473
900	Assurant, Inc.	48,690
1,600	Assured Guaranty, Ltd.	30,000
700	Astoria Financial Corp.	8,708
200	Atlanticus Holdings Corp.†(a)	740
600	AV Homes, Inc.†	10,476
1,383	AvalonBay Communities, Inc.(c)	175,765
1,175	Axis Capital Holdings, Ltd.	50,889
50	Bancorp, Inc.	886
1,150	BancorpSouth, Inc.(a)	22,931
115,473	Bank of America Corp.	1,593,527
450	Bank of Hawaii Corp.	24,503
11,913	Bank of New York Mellon Corp. (The)	359,653
700	BankFinancial Corp.(a)	6,244
1,000	BankUnited, Inc.	31,190
7,925	BB&T Corp.	267,469
600	BBCN Bancorp, Inc.	8,256
16	BBX Capital Corp., Class A†	230
500	Beneficial Mutual Bancorp, Inc.	4,985
19,584	Berkshire Hathaway, Inc., Class B	2,222,980
1,000	BGC Partners, Inc., Class A	5,650
2,000	BioMed Realty Trust, Inc.(c)	37,180
1,265	BlackRock, Inc., Class A	342,334

Shares		Value
Financials — 17.1% (continued)
1,000	Boston Private Financial Holdings, Inc.(a)	$11,100
1,625	Boston Properties, Inc.(c)	173,713
1,988	Brandywine Realty Trust(c)	26,202
1,075	BRE Properties, Inc.(c)	54,567
3,075	Brookfield Office Properties, Inc.(a)	58,640
1,500	Brookline Bancorp, Inc.	14,115
1,400	Brown & Brown, Inc.	44,940
100	Camden National Corp.	4,090
825	Camden Property Trust(c)	50,688
30	Capital Bank Financial Corp., Class A†	659
350	Capital City Bank Group, Inc.	4,123
5,450	Capital One Financial Corp.	374,633
3,839	CapitalSource, Inc.	45,607
1,000	Capitol Federal Financial, Inc.	12,430
700	CapLease, Inc.(a) (c)	5,943
1,700	Capstead Mortgage Corp.(a) (c)	20,009
100	Cardinal Financial Corp.(a)	1,653
288	Cathay General Bancorp	6,731
1,780	CBL & Associates Properties, Inc.(c)	33,998
600	CBOE Holdings, Inc.	27,138
3,825	CBRE Group, Inc., Class A	88,472
650	Cedar Realty Trust, Inc.(c)	3,367
9,964	Charles Schwab Corp. (The)	210,639
498	Charter Financial Corp.	5,378
500	Chemical Financial Corp.	13,960
11,900	Chimera Investment Corp.(c)	36,176
2,802	Chubb Corp. (The)	250,107
23	CIFC Corp.(a)	181
1,394	Cincinnati Financial Corp.	65,741
2,150	CIT Group, Inc.†	104,856
32,515	Citigroup, Inc.	1,577,303
600	City National Corp.	39,996
3,300	CME Group, Inc., Class A	243,804
300	CNA Financial Corp.	11,454
2,900	CNO Financial Group, Inc.	41,760
750	CoBiz Financial, Inc.	7,245
350	Cohen & Steers, Inc.(a)	12,359
1,429	Colonial Properties Trust(c)	32,138
276	Columbia Banking System, Inc.	6,817
1,783	Comerica, Inc.(a)	70,090
1,302	Commerce Bancshares, Inc.(a)	57,041
1,293	CommonWealth REIT(c)	28,330
500	Community Bank System, Inc.(a)	17,060
100	Community Trust Bancorp, Inc.(a)	4,059
850	Corporate Office Properties Trust(c)	19,635
899	Corrections Corp. of America(a) (c)	31,060
1,863	Cousins Properties, Inc.(c)	19,170
199	Cowen Group, Inc., Class A†	687
200	Crawford & Co., Class B	1,940
937	CubeSmart, Class Comdty (histrt)(c)	16,716
600	Cullen/Frost Bankers, Inc.(a)	42,330
1,000	CVB Financial Corp.	13,520
1,000	CYS Investments, Inc.(a) (c)	8,130
3,450	DCT Industrial Trust, Inc.(c)	24,806
2,995	DDR Corp.(a) (c)	47,051
2,502	DiamondRock Hospitality Co.(c)	26,696
1,000	Digital Realty Trust, Inc.(a) (c)	53,100
4,875	Discover Financial Services	246,382
1,100	Donegal Group, Inc., Class A(a)	15,389
1,100	Douglas Emmett, Inc.(c)	25,817
3,101	Duke Realty Corp.(a) (c)	47,879
700	DuPont Fabros Technology, Inc.(a) (c)	18,039
3,778	E*Trade Financial Corp.	62,337
2,000	East West Bancorp, Inc.	63,900
1,325	Eaton Vance Corp.	51,450
1,000	Education Realty Trust, Inc.(c)	9,100
175	eHealth, Inc.†	5,645

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.1% (continued)
200	Encore Capital Group, Inc.†(a)	$9,172
700	Endurance Specialty Holdings, Ltd.(a)	37,604
50	Enterprise Financial Services Corp.	839
300	EPR Properties(a) (c)	14,622
1,000	Equity Lifestyle Properties, Inc.(c)	34,170
1,000	Equity One, Inc.(c)	21,860
3,479	Equity Residential(c)	186,370
400	Essex Property Trust, Inc.(c)	59,080
536	Everest Re Group, Ltd.	77,940
1,500	Extra Space Storage, Inc.(c)	68,625
1,000	Ezcorp, Inc., Class A†	16,880
625	Federal Realty Investment Trust(c)	63,406
1,200	Federated Investors, Inc., Class B(a)	32,592
200	Federated National Holding Co.	1,904
1,000	FelCor Lodging Trust, Inc.(c)	6,160
2,291	Fidelity National Financial, Inc., Class A	60,941
10,401	Fifth Third Bancorp	187,634
1,200	Financial Institutions, Inc.	24,552
100	First Acceptance Corp.†	175
827	First American Financial Corp.(a)	20,137
300	First Bancorp	4,335
166	First BanCorp(a)	943
500	First Cash Financial Services, Inc.†	28,975
800	First Commonwealth Financial Corp.	6,072
425	First Community Bancshares, Inc.	6,949
100	First Financial Corp.	3,157
2,433	First Horizon National Corp.(a)	26,739
650	First Industrial Realty Trust, Inc.(c)	10,576
3,424	First Niagara Financial Group, Inc.	35,507
800	First Potomac Realty Trust(c)	10,056
600	First Republic Bank	27,978
1,007	FirstMerit Corp.(a)	21,862
1,500	FNB Corp.(a)	18,195
2,100	Forest City Enterprises, Inc., Class A†(a)	39,774
4,671	Franklin Resources, Inc.(a)	236,119
950	Franklin Street Properties Corp.(c)	12,103
2,734	Fulton Financial Corp.	31,933
4,665	General Growth Properties, Inc.(c)	89,988
5,850	Genworth Financial, Inc., Class A†	74,822
1,152	Geo Group, Inc. (The)(c)	38,304
400	Getty Realty Corp.(a) (c)	7,772
900	Glacier Bancorp, Inc.(a)	22,239
50	Gleacher & Co., Inc.†	688
800	Glimcher Realty Trust(c)	7,800
4,783	Goldman Sachs Group, Inc. (The)	756,718
435	Gramercy Property Trust, Inc.† (c)	1,805
200	Guaranty Bancorp	2,738
100	Hallmark Financial Services, Inc.†	887
627	Hancock Holding Co.	19,675
69	Hanmi Financial Corp., Class Comdty (histrt)(a)	1,143
700	Hanover Insurance Group, Inc. (The)	38,724
4,750	Hartford Financial Services Group, Inc.	147,820
1,000	Hatteras Financial Corp.(c)	18,710
1,175	HCC Insurance Holdings, Inc.	51,489
4,625	HCP, Inc.(c)	189,394
3,000	Health Care REIT, Inc.(c)	187,140
500	Healthcare Realty Trust, Inc.(a) (c)	11,555
50	Heritage Commerce Corp.	383
700	Hersha Hospitality Trust, Class A(c)	3,913
650	Highwoods Properties, Inc.(c)	22,952
1,500	Hilltop Holdings, Inc.†(a)	27,750
1,320	Home BancShares, Inc.(a)	40,088
500	Home Properties, Inc.(c)	28,875
1,000	Horace Mann Educators Corp.	28,380
1,500	Hospitality Properties Trust(c)	42,450
8,624	Host Hotels & Resorts, Inc.(a) (c)	152,386

Shares		Value
Financials — 17.1% (continued)
44	Howard Hughes Corp. (The)†	$4,944
4,301	Hudson City Bancorp, Inc.	38,924
9,351	Huntington Bancshares, Inc.	77,239
100	ICG Group, Inc.†	1,419
85	IMPAC Mortgage Holdings, Inc.† (c)	809
300	Infinity Property & Casualty Corp.	19,380
1,100	Inland Real Estate Corp.(c)	11,253
1,500	Interactive Brokers Group, Inc., Class A(a)	28,155
669	IntercontinentalExchange, Inc.(a)	121,370
700	International Bancshares Corp.	15,141
550	Intervest Bancshares Corp., Class A†(a)	4,362
500	INTL FCStone, Inc.†(a)	10,225
1,000	Invesco Mortgage Capital, Inc.(c)	15,390
4,800	Invesco, Ltd.	153,120
1,000	Investment Technology Group, Inc.	15,720
800	Investors Bancorp, Inc.(a)	17,504
1,800	Investors Real Estate Trust(c)	14,850
1,564	iStar Financial, Inc.† (c)	18,831
2,475	Janus Capital Group, Inc.(a)	21,062
500	Jones Lang LaSalle, Inc.	43,650
40,734	JPMorgan Chase & Co.	2,105,540
134	KCG Holdings, Inc., Class A†	1,162
600	Kearny Financial Corp.†	6,132
350	Kemper Corp.	11,760
9,848	KeyCorp	112,267
700	Kilroy Realty Corp.(c)	34,965
4,625	Kimco Realty Corp.(c)	93,333
800	Kite Realty Group Trust(c)	4,744
1,500	LaSalle Hotel Properties(a) (c)	42,780
1,700	Legg Mason, Inc.(a)	56,848
2,882	Leucadia National Corp.	78,506
1,626	Lexington Realty Trust(a) (c)	18,260
1,450	Liberty Property Trust(c)	51,620
2,875	Lincoln National Corp.	120,721
3,300	Loews Corp.	154,242
200	LPL Financial Holdings, Inc.	7,662
1,372	M&T Bank Corp.(a)	153,554
1,287	Macerich Co. (The)(c)	72,638
1,500	Mack-Cali Realty Corp.(c)	32,910
1,000	Maiden Holdings, Ltd.	11,810
135	Markel Corp.	69,899
5,370	Marsh & McLennan Cos., Inc.	233,863
244	MB Financial, Inc.(a)	6,891
1,900	MBIA, Inc.(a)	19,437
2,800	McGraw Hill Financial, Inc.	183,652
967	Meadowbrook Insurance Group, Inc.	6,285
600	Medallion Financial Corp.(a)	8,928
1,500	Medical Properties Trust, Inc.(c)	18,255
9,421	MetLife, Inc.	442,316
4,000	MFA Financial, Inc.(c)	29,800
1,500	MGIC Investment Corp.	10,920
100	Mid-America Apartment Communities, Inc.(a) (c)	6,250
400	Montpelier Re Holdings, Ltd.(a)	10,420
1,575	Moody's Corp.	110,770
15,450	Morgan Stanley	416,377
3,800	MPG Office Trust, Inc.† (c)	11,894
1,072	MSCI, Inc., Class A†	43,159
1,450	NASDAQ OMX Group, Inc. (The)	46,530
400	National Interstate Corp.(a)	11,124
2,500	National Penn Bancshares, Inc.	25,125
500	National Retail Properties, Inc.(a) (c)	15,910
500	NBT Bancorp, Inc.(a)	11,490
350	New Residential Investment Corp.(c)	2,317
4,312	New York Community Bancorp, Inc.(a)	65,154
350	Newcastle Investment Corp.(c)	1,967

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.1% (continued)
10	North Valley Bancorp†	$189
2,850	Northern Trust Corp.	155,011
156	NorthStar Realty Finance Corp.(c)	1,448
875	Northwest Bancshares, Inc.	11,567
2,375	NYSE Euronext	99,702
1,175	Ocwen Financial Corp., Class Comdty (histrt)†	65,530
432	OFG Bancorp(a)	6,994
1,500	Old National Bancorp	21,300
3,236	Old Republic International Corp.	49,834
400	Old Second Bancorp, Inc.†	2,276
975	Omega Healthcare Investors, Inc.(a) (c)	29,123
600	OneBeacon Insurance Group, Ltd., Class A	8,856
400	Oritani Financial Corp.	6,584
200	Parkway Properties, Inc.(a) (c)	3,554
625	PartnerRe, Ltd.	57,212
1,000	Pebblebrook Hotel Trust(c)	28,710
4,347	People's United Financial, Inc.(a)	62,510
123	PHH Corp.†(a)	2,920
62	Phoenix, Inc.†(a)	2,398
2,100	Piedmont Office Realty Trust, Inc., Class A(a) (c)	36,456
900	Pinnacle Financial Partners, Inc.	26,829
500	Platinum Underwriters Holdings, Ltd.	29,865
1,884	Plum Creek Timber Co., Inc.(a) (c)	88,228
5,675	PNC Financial Services Group, Inc.	411,154
1,157	Popular, Inc.	30,348
300	Portfolio Recovery Associates, Inc.	17,982
600	Post Properties, Inc.(c)	27,012
200	Preferred Bank	3,558
300	Primerica	12,102
100	Primus Guaranty, Ltd.†(a)	982
2,750	Principal Financial Group, Inc.(a)	117,755
1,222	PrivateBancorp, Inc., Class A	26,151
530	ProAssurance Corp.	23,882
6,125	Progressive Corp. (The)(a)	166,784
4,735	Prologis, Inc.(c)	178,131
500	Prosperity Bancshares, Inc.(a)	30,920
1,000	Protective Life Corp.	42,550
1,500	Provident Financial Services, Inc.	24,315
1,050	Provident New York Bancorp(a)	11,435
4,975	Prudential Financial, Inc.	387,950
1,639	Public Storage(c)	263,141
2,077	Pzena Investment Management, Inc., Class A(a)	14,082
1,370	Radian Group, Inc.(a)	19,084
66	RAIT Financial Trust(c)	467
1,000	Ramco-Gershenson Properties Trust(c)	15,410
1,200	Raymond James Financial, Inc.	50,004
1,501	Rayonier, Inc.(c)	83,531
1,300	Realty Income Corp.(a) (c)	51,675
1,200	Redwood Trust, Inc.(a) (c)	23,628
1,025	Regency Centers Corp.(c)	49,559
13,306	Regions Financial Corp.	123,214
850	Reinsurance Group of America, Inc., Class A	56,941
400	RenaissanceRe Holdings, Ltd.(a)	36,212
50	Renasant Corp.	1,358
315	Republic Bancorp, Inc., Class A(a)	8,678
250	Resource America, Inc., Class A(a)	2,008
200	Resource Capital Corp.(c)	1,188
1,000	RLJ Lodging Trust(c)	23,490
1,700	Roma Financial Corp.(a)	31,603
174	Rouse Properties, Inc.(a) (c)	3,581
233	Sabra Health Care REIT, Inc.(c)	5,361
200	Saul Centers, Inc.(c)	9,250

Shares		Value
Financials — 17.1% (continued)
750	Seacoast Banking Corp. of Florida†	$1,627
2,000	SEI Investments Co.(d)	61,820
600	Selective Insurance Group, Inc.	14,700
1,650	Senior Housing Properties Trust(c)	38,511
400	Signature Bank	36,608
152	Silver Bay Realty Trust Corp.(a) (c)	2,380
200	Simmons First National Corp., Class A	6,218
3,346	Simon Property Group, Inc.(c)	495,978
1,000	SL Green Realty Corp.(a) (c)	88,840
4,300	SLM Corp.	107,070
50	Southwest Bancorp, Inc.†	741
316	Sovran Self Storage, Inc.(c)	23,915
500	St. Joe Co. (The)†(a)	9,810
490	StanCorp Financial Group, Inc.(a)	26,960
1,000	Starwood Property Trust, Inc.(c)	23,970
400	State Auto Financial Corp.	8,376
4,990	State Street Corp.	328,093
50	Sterling Bancorp, Class N(a)	687
300	Stewart Information Services Corp.(a)	9,597
640	Stifel Financial Corp.†(a)	26,381
2,100	Strategic Hotels & Resorts, Inc.† (c)	18,228
50	Suffolk Bancorp†(a)	886
822	Sun Bancorp, Inc.†	3,148
500	Sun Communities, Inc.(a) (c)	21,310
2,595	Sunstone Hotel Investors, Inc.(c)	33,060
5,930	SunTrust Banks, Inc.	192,251
1,728	Susquehanna Bancshares, Inc.	21,686
450	SVB Financial Group	38,866
1,000	Symetra Financial Corp.	17,820
10,831	Synovus Financial Corp.	35,742
2,625	T Rowe Price Group, Inc.	188,816
1,000	Tanger Factory Outlet Centers(c)	32,650
500	Taubman Centers, Inc.(c)	33,655
500	Taylor Capital Group, Inc.†	11,075
1,500	TCF Financial Corp.	21,420
3,103	TD Ameritrade Holding Corp.	81,237
50	Tejon Ranch Co.†	1,542
784	Texas Capital Bancshares, Inc.†	36,040
1,250	TFS Financial Corp.	14,963
1,100	Torchmark Corp.	79,585
103	TowneBank	1,485
4,004	Travelers Cos., Inc. (The)	339,419
90	Tree.com, Inc.(a)	2,363
400	Trico Bancshares	9,112
1,208	TrustCo Bank Corp.	7,200
1,000	Trustmark Corp.(a)	25,600
3,125	Two Harbors Investment Corp.(a) (c)	30,344
19,284	U.S. Bancorp(a)	705,409
2,328	UDR, Inc.(c)	55,174
1,300	Umpqua Holdings Corp.(a)	21,086
474	United Community Banks, Inc.	7,110
317	United Community Financial Corp.†	1,233
403	United Financial Bancorp, Inc.	6,517
300	United Fire Group, Inc.	9,141
360	United Security Bancshares†	1,519
200	Universal Health Realty Income Trust(c)	8,374
2,407	Unum Group	73,269
500	Urstadt Biddle Properties, Inc., Class A(c)	9,940
483	Validus Holdings, Ltd.(a)	17,861
1,831	Valley National Bancorp(a)	18,218
3,315	Ventas, Inc.(c)	203,872
565	Virginia Commerce Bancorp, Inc.	8,774
48	Virtus Investment Partners, Inc.†	7,807
2,132	Vornado Realty Trust(c)	179,216
1,187	W.R. Berkley Corp.	50,875
825	Waddell & Reed Financial, Inc., Class A	42,471
220	Walter Investment Management Corp.(a)	8,699

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Financials — 17.1% (continued)
1,333	Washington Federal, Inc.	$27,566
1,250	Washington Real Estate Investment Trust(c)	31,587
400	Washington Trust Bancorp, Inc.(a)	12,572
550	Waterstone Financial, Inc.(a)	5,583
800	Webster Financial Corp.	20,424
1,700	Weingarten Realty Investors(a) (c)	49,861
51,892	Wells Fargo & Co.	2,144,177
383	Westamerica Bancorporation(a)	19,050
1,150	Western Alliance Bancorp	21,770
200	Westfield Financial, Inc.	1,412
80	White Mountains Insurance Group, Ltd.	45,410
700	Wilshire Bancorp, Inc.(a)	5,726
500	Wintrust Financial Corp.(a)	20,535
10	WP Stewart & Co., Ltd.†	121
1,630	Zions Bancorporation(a)	44,695
400	ZipRealty, Inc.†(a)	2,188
		31,709,153
Health Care — 12.2%
17,125	Abbott Laboratories	568,379
17,125	AbbVie, Inc.	766,001
100	ACADIA Pharmaceuticals, Inc.†(a)	2,747
300	Accretive Health, Inc.†(a)	2,736
1,350	Actavis, Inc.†	194,400
4,219	Aetna, Inc.	270,100
200	Affymetrix, Inc.	1,240
3,746	Agilent Technologies, Inc.	191,983
300	Air Methods Corp.(a)	12,780
400	Akorn, Inc.†	7,872
700	Albany Molecular Research, Inc.†	9,023
500	Alere, Inc.†(a)	15,285
1,800	Alexion Pharmaceuticals, Inc.†	209,088
750	Align Technology, Inc.(a)	36,090
1,000	Alkermes PLC	33,620
3,158	Allergan, Inc.	285,641
140	Alliance HealthCare Services, Inc.†	3,877
1,500	Allscripts Healthcare Solutions, Inc.†(a)	22,305
496	Alnylam Pharmaceuticals, Inc.†	31,749
100	AMAG Pharmaceuticals, Inc.†	2,148
201	Amedisys, Inc.	3,461
600	American Caresource Holdings, Inc.†(a)	1,050
2,280	AmerisourceBergen Corp., Class A	139,308
6,732	Amgen, Inc.	753,580
300	Amicus Therapeutics, Inc.†(a)	696
250	AMN Healthcare Services, Inc.†	3,440
400	Amsurg Corp., Class A	15,880
500	Anika Therapeutics, Inc.†(a)	11,980
300	Arena Pharmaceuticals, Inc.†(a)	1,581
1,000	Ariad Pharmaceuticals, Inc.†(a)	18,400
1,000	Auxilium Pharmaceuticals, Inc.	18,230
1,000	Baxano Surgical, Inc.†(a)	1,390
5,513	Baxter International, Inc.	362,149
2,165	Becton Dickinson and Co.	216,543
200	Biodel, Inc.†(a)	630
2,086	Biogen Idec, Inc.	502,225
1,000	BioMarin Pharmaceutical, Inc.	72,220
200	Bio-Rad Laboratories, Inc., Class A†	23,512
13,689	Boston Scientific Corp.†	160,709
16,450	Bristol-Myers Squibb Co.	761,306
1,000	Brookdale Senior Living, Inc., Class A†	26,300
1,000	Bruker Corp.†	20,650
200	BSD Medical Corp.†	274
825	C.R. Bard, Inc.	95,040
700	Cadence Pharmaceuticals, Inc.†(a)	4,417
1,850	Cambrex Corp.	24,420
100	Capital Senior Living Corp.†(a)	2,115
3,211	Cardinal Health, Inc.	167,454

Shares		Value
Health Care — 12.2% (continued)
2,293	CareFusion Corp.†	$84,612
1,960	Catamaran Corp.	90,062
4,532	Celgene Corp.†	697,611
226	Cell Therapeutics, Inc.†(a)	371
27	Celldex Therapeutics, Inc.(a)	957
500	Cepheid, Inc.(a)	19,520
3,200	Cerner Corp.	168,160
500	Charles River Laboratories International, Inc.†	23,130
3,050	Cigna Corp.	234,423
200	Cleveland Biolabs, Inc.†(a)	312
37	Codexis, Inc.†	65
1,100	Community Health Systems, Inc.	45,650
100	Computer Programs & Systems, Inc.(a)	5,850
300	CONMED Corp.	10,197
400	Cooper Cos., Inc. (The)	51,876
1,500	Cornerstone Therapeutics, Inc.†	14,115
550	Covance, Inc.†	47,553
500	Cubist Pharmaceuticals, Inc.	31,775
300	Cyberonics, Inc.†	15,222
1,491	Cynosure, Inc., Class A(a)	34,010
2,300	Cytori Therapeutics, Inc.†(a)	5,359
1,658	DaVita HealthCare Partners, Inc.†	94,340
1,700	Dendreon Corp.(a)	4,981
1,075	DENTSPLY International, Inc.	46,666
100	Dyax Corp.†	686
1,100	Edwards Lifesciences Corp.†	76,593
10,645	Eli Lilly & Co.	535,763
793	Emergent Biosolutions, Inc.†	15,107
889	Emeritus Corp.	16,473
1,400	Endo Health Solutions, Inc.†	63,616
800	Exelixis, Inc.(a)	4,656
8,740	Express Scripts Holding Co.	539,957
100	Five Star Quality Care, Inc.†(a)	517
2,725	Forest Laboratories, Inc.	116,603
116	Furiex Pharmaceuticals, Inc.†	5,103
500	Galena Biopharma, Inc.†(a)	1,135
200	Genomic Health, Inc.†(a)	6,116
50	Gentiva Health Services, Inc.	602
1,100	Geron Corp.(a)	3,685
12,750	Gilead Sciences, Inc.	801,210
450	GTx, Inc.†(a)	905
1,700	Halozyme Therapeutics, Inc.(a)	18,768
500	HCA Holdings, Inc.(a)	21,375
3,350	Health Management Associates, Inc., Class A	42,880
700	Health Net, Inc.	22,190
1,100	HealthSouth Corp.(a)	37,928
872	Henry Schein, Inc.(a)	90,426
300	Hill-Rom Holdings, Inc.	10,749
2,452	Hologic, Inc.(a)	50,634
1,740	Hospira, Inc.(a)	68,243
1,581	Humana, Inc.(a)	147,555
200	ICU Medical, Inc.	13,586
1,300	Idenix Pharmaceuticals, Inc.†(a)	6,773
400	IDEXX Laboratories, Inc.(a)	39,860
1,388	Illumina, Inc.†(a)	112,192
1,000	ImmunoGen, Inc.†(a)	17,020
1,000	Impax Laboratories, Inc.†	20,480
1,300	Incyte Corp., Ltd.	49,595
600	Infinity Pharmaceuticals, Inc.(a)	10,470
300	Integra LifeSciences Holdings Corp.†(a)	12,075
562	InterMune, Inc.	8,638
365	Intuitive Surgical, Inc.	137,338
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	11,850
700	Isis Pharmaceuticals, Inc.(a)	26,278

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — 12.2% (continued)
29,685	Johnson & Johnson	$2,573,393
300	Keryx Biopharmaceuticals, Inc.†	3,030
1,075	Laboratory Corp. of America Holdings†(a)	106,576
200	LCA-Vision, Inc.†	720
600	LHC Group, Inc.	14,076
1,833	Life Technologies Corp.	137,163
565	LifePoint Hospitals, Inc.	26,346
16	Ligand Pharmaceuticals, Inc., Class B†	692
400	Magellan Health Services, Inc.†	23,984
500	MAKO Surgical Corp.†(a)	14,755
1,600	MannKind Corp.†(a)	9,120
600	Masimo Corp.	15,984
200	Maxygen, Inc.(b)	6
2,475	McKesson Corp.	317,543
400	MedAssets, Inc.†	10,168
725	Medivation, Inc.†(a)	43,456
600	MEDNAX, Inc.	60,240
10,297	Medtronic, Inc.	548,315
30,130	Merck & Co., Inc.	1,434,489
100	Merge Healthcare, Inc.†	261
200	Mettler-Toledo International, Inc.	48,018
600	MGC Diagnostics Corp.(a)	6,570
600	Molina Healthcare, Inc.†	21,360
200	Momenta Pharmaceuticals, Inc.†	2,878
4,275	Mylan, Inc.†	163,177
500	Myriad Genetics, Inc.†(a)	11,750
300	National Healthcare Corp.	14,181
950	Nektar Therapeutics	9,927
200	Neurocrine Biosciences, Inc.†	2,264
1,000	NuVasive, Inc.†	24,490
1,000	NxStage Medical, Inc.†	13,160
128	Oculus Innovative Sciences, Inc.†(a)	352
1,300	Omnicare, Inc.	72,150
325	Onyx Pharmaceuticals, Inc.†	40,518
3,000	Opko Health, Inc.†(a)	26,430
1,500	Optimer Pharmaceuticals, Inc.(a)	18,900
750	Orexigen Therapeutics, Inc.†	4,605
700	Owens & Minor, Inc.(a)	24,213
600	PAREXEL International Corp.	30,138
950	Patterson Cos., Inc.	38,190
800	PDI, Inc.†	3,856
1,100	PDL BioPharma, Inc.(a)	8,767
1,517	PerkinElmer, Inc.	57,267
5	Pernix Therapeutics Holdings†	14
850	Perrigo Co.(a)	104,873
76,487	Pfizer, Inc.	2,195,942
575	Pharmacyclics, Inc.†	79,591
381	PharMerica Corp.	5,056
400	Pozen, Inc.†	2,292
800	Progenics Pharmaceuticals, Inc.†	4,024
200	Providence Service Corp. (The)†	5,738
1,575	Quest Diagnostics, Inc.(a)	97,319
800	Questcor Pharmaceuticals, Inc.(a)	46,400
600	Regeneron Pharmaceuticals, Inc.†	187,722
1,800	ResMed, Inc.(a)	95,076
1,600	Rigel Pharmaceuticals, Inc.†(a)	5,728
418	RTI Biologics, Inc.†	1,563
600	Sagent Pharmaceuticals, Inc.†(a)	12,240
600	Salix Pharmaceuticals, Ltd.	40,128
300	Sangamo Biosciences, Inc.(a)	3,144
1,500	Seattle Genetics, Inc.†(a)	65,745
1,000	Select Medical Holdings Corp.	8,070
1,500	Sequenom, Inc.†(a)	4,005
600	Simulations Plus, Inc.	2,886
350	Sirona Dental Systems, Inc.(a)	23,425

Shares		Value
Health Care — 12.2% (continued)
700	Skilled Healthcare Group, Inc., Class A†(a)	$3,052
600	Solta Medical, Inc.†(a)	1,248
2,700	St. Jude Medical, Inc.	144,828
650	STERIS Corp.	27,924
3,720	Stryker Corp.	251,435
200	Symmetry Medical, Inc.†	1,632
400	Synta Pharmaceuticals Corp.†(a)	2,524
1,000	Team Health Holdings, Inc.	37,940
500	Techne Corp.	40,030
500	Teleflex, Inc.(a)	41,140
931	Tenet Healthcare Corp.†(a)	38,348
1,000	Theravance, Inc.(a)	40,890
3,840	Thermo Fisher Scientific, Inc.	353,856
600	Thoratec Corp.†	22,374
80	Transcept Pharmaceuticals, Inc.†	254
600	Triple-S Management Corp., Class B†(a)	11,034
600	United Therapeutics Corp.(a)	47,310
10,930	UnitedHealth Group, Inc.	782,697
500	Universal American Corp.(a)	3,810
1,100	Universal Health Services, Inc., Class B	82,489
1,200	Varian Medical Systems, Inc.(a)	89,676
500	VCA Antech, Inc.†	13,730
17	Venaxis, Inc.†	33
1,750	Vertex Pharmaceuticals, Inc.	132,685
700	ViroPharma, Inc.(a)	27,510
500	Volcano Corp.	11,960
1,000	Waters Corp.	106,210
3,063	WellPoint, Inc.	256,097
2,036	Zimmer Holdings, Inc.(a)	167,237
		22,682,883
Industrials — 11.4%
675	3D Systems Corp.†(a)	36,443
7,385	3M Co.	881,843
300	Acacia Research Corp.(a)	6,918
453	ACCO Brands Corp.†	3,008
300	Acme United Corp.(a)	4,527
590	Actuant Corp., Class A(a)	22,916
300	Acuity Brands, Inc.(a)	27,606
2,500	ADT Corp.	101,650
1,100	AECOM Technology Corp.†	34,397
850	AGCO Corp.	51,357
1,000	Air Lease Corp., Class A(a)	27,660
1,200	Aircastle, Ltd.	20,892
600	Alaska Air Group, Inc.	37,572
100	Albany International Corp., Class A	3,587
250	Alliant Techsystems, Inc.	24,390
100	AMERCO	18,413
2,362	AMETEK, Inc.	108,699
3,275	AMR Corp.†	13,427
1,500	AMREP Corp.†	13,035
500	Apogee Enterprises, Inc.	14,840
200	Armstrong World Industries, Inc.	10,992
200	Astec Industries, Inc.	7,192
1,100	Avery Dennison Corp.	47,872
992	Avis Budget Group, Inc.†	28,599
600	AZZ, Inc.	25,116
1,075	B/E Aerospace, Inc.	79,356
1,437	Babcock & Wilcox Co. (The)	48,456
600	Barnes Group, Inc.	20,952
500	Blount International, Inc.	6,055
900	BlueLinx Holdings, Inc.†(a)	1,755
7,515	Boeing Co. (The)	883,013
445	Brady Corp., Class A	13,572
450	Brink's Co. (The)	12,735
450	Builders FirstSource, Inc.†(a)	2,646
500	Carlisle Cos., Inc.	35,145

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 11.4% (continued)
100	Casella Waste Systems, Inc., Class A†	$575
6,606	Caterpillar, Inc.(a)	550,742
1,300	CBIZ, Inc.†(a)	9,672
400	CDI Corp.(a)	6,124
400	Ceco Environmental Corp.	5,632
300	Celadon Group, Inc.	5,601
800	Cenveo, Inc.†(a)	2,360
1,525	CH Robinson Worldwide, Inc.(a)	90,829
400	Chart Industries, Inc.†(a)	49,216
77	Chicago Bridge & Iron Co. NV	5,218
1,032	Cintas Corp.	52,838
400	CLARCOR, Inc.	22,212
540	Clean Harbors, Inc.†(a)	31,676
300	Coleman Cable, Inc.	6,333
825	Colfax Corp.†	46,604
400	Columbus McKinnon Corp.	9,612
900	Comfort Systems USA, Inc.	15,129
300	Commercial Vehicle Group, Inc.†	2,388
550	Con-way, Inc.(a)	23,700
1,400	Copart, Inc.	44,506
1,750	Covanta Holding Corp.(a)	37,415
100	Covenant Transportation Group, Inc., Class A†	634
300	Crane Co.	18,501
9,950	CSX Corp.(a)	256,113
1,805	Cummins, Inc.	239,830
300	Curtiss-Wright Corp.	14,088
6,136	Danaher Corp.	425,348
3,813	Deere & Co.(a)	310,340
10,050	Delta Air Lines, Inc.	237,080
1,500	Dolan Co. (The)†	3,390
1,225	Donaldson Co., Inc.	46,709
1,758	Dover Corp.	157,921
500	Dun & Bradstreet Corp.(a)	51,925
100	DXP Enterprises, Inc.(a)	7,897
400	Dynamic Materials Corp.(a)	9,272
450	Eagle Bulk Shipping, Inc.†(a)	3,231
5,050	Eaton Corp. PLC	347,642
500	EMCOR Group, Inc.	19,565
7,353	Emerson Electric Co.	475,739
700	Empire Resources, Inc.(a)	2,695
550	Encore Wire Corp.	21,692
500	Energy Recovery, Inc.†(a)	3,625
300	EnerNOC, Inc.†(a)	4,497
500	EnerSys, Inc.	30,315
179	Engility Holdings, Inc.	5,680
50	Ennis, Inc.	902
1,375	Equifax, Inc.	82,294
200	ESCO Technologies, Inc.	6,646
2,200	Exelis, Inc.	34,562
2,425	Expeditors International of Washington, Inc.(a)	106,846
3,000	Fastenal Co.	150,750
1,000	Federal Signal Corp.	12,870
2,759	FedEx Corp.	314,829
1,515	Flowserve Corp.	94,521
1,500	Fluor Corp.	106,440
1,900	Fortune Brands Home & Security, Inc.	79,097
600	Franklin Electric Co., Inc.(a)	23,640
500	FreightCar America, Inc.(a)	10,340
600	FTI Consulting, Inc.(a)	22,680
700	Fuel Tech, Inc.†	3,052
500	FuelCell Energy, Inc.(a)	645
300	Furmanite Corp.†	2,970
200	GATX Corp.(a)	9,504
1,500	GenCorp, Inc.(a)	24,045
625	General Cable Corp.	19,844

Shares		Value
Industrials — 11.4% (continued)
3,240	General Dynamics Corp.	$283,565
110,646	General Electric Co.	2,643,333
475	Genessee & Wyoming, Inc., Class A	44,161
406	Gorman-Rupp Co. (The)(a)	16,289
487	Graco, Inc.	36,067
1,350	GrafTech International, Ltd.(a)	11,408
400	Granite Construction, Inc.	12,240
1,500	Great Lakes Dredge & Dock Corp.	11,130
550	Greenbrier Cos., Inc.†(a)	13,601
350	Griffon Corp.	4,389
850	Hardinge, Inc.	13,133
1,200	Harsco Corp.	29,880
1,500	Hawaiian Holdings, Inc.(a)	11,160
200	Heidrick & Struggles International, Inc.	3,812
600	Herman Miller, Inc.	17,508
2,150	Hertz Global Holdings, Inc.†	47,644
1,550	Hexcel Corp.	60,140
300	Hill International, Inc.†	990
400	HNI Corp.(a)	14,472
8,430	Honeywell International, Inc.	700,027
42	Horizon Lines, Inc., Class A†	56
300	Hubbell, Inc., Class B	31,422
525	Huntington Ingalls Industries, Inc.	35,385
400	Hurco Cos., Inc.	10,344
200	Huron Consulting Group, Inc.	10,522
400	Hyster-Yale Materials Handling, Inc.	35,868
975	IDEX Corp.	63,619
450	IHS, Inc., Class A	51,381
1,000	II-VI, Inc.	18,820
4,666	Illinois Tool Works, Inc.	355,876
875	Industrial Services of America, Inc.†(a)	1,654
500	InnerWorkings, Inc.†(a)	4,910
100	Innovative Solutions & Support, Inc.	796
36	Insperity, Inc.	1,353
500	Integrated Electrical Services, Inc.†	2,030
1,300	Interface, Inc., Class A	25,792
400	International Shipholding Corp.	10,976
400	Intersections, Inc.	3,508
1,796	Iron Mountain, Inc.	48,528
1,100	ITT Corp.	39,545
1,000	Jacobs Engineering Group, Inc.†	58,180
1,075	JB Hunt Transport Services, Inc.	78,400
2,525	JetBlue Airways Corp.†(a)	16,817
251	John Bean Technologies Corp.	6,245
1,075	Joy Global, Inc.(a)	54,868
200	Kadant, Inc.	6,718
1,115	Kansas City Southern	121,936
1,000	KAR Auction Services, Inc.	28,210
1,550	KBR, Inc.	50,592
400	Kelly Services, Inc., Class A	7,788
500	Kennametal, Inc.(a)	22,800
150	Kforce, Inc.	2,654
700	Kimball International, Inc., Class B	7,763
600	Kirby Corp.†(a)	51,930
387	Knight Transportation, Inc.(a)	6,393
500	Knoll, Inc.	8,470
10	Kratos Defense & Security Solutions, Inc.†	83
1,075	L-3 Communications Holdings, Inc., Class 3	101,588
600	Landstar System, Inc.	33,588
600	Layne Christensen Co.	11,976
657	Lennox International, Inc.	49,446
1,000	Lincoln Electric Holdings, Inc.	66,620
200	Lindsay Corp.(a)	16,324
100	LMI Aerospace, Inc.†(a)	1,336
3,027	Lockheed Martin Corp.	386,094

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — 11.4% (continued)
700	LSI Industries, Inc.(a)	$5,908
1,600	Manitowoc Co., Inc. (The)	31,328
1,002	Manpowergroup, Inc.	72,886
150	Marten Transport, Ltd.	2,572
3,250	Masco Corp.	69,160
1,000	MasTec, Inc.(a)	30,300
450	Matson, Inc.	11,804
1,550	Meritor, Inc.†	12,183
3,150	Metalico, Inc.†	4,410
300	Mfri, Inc.†	3,426
200	Michael Baker Corp.	8,094
199	Middleby Corp.†	41,573
406	Mobile Mini, Inc.†	13,828
300	MSC Industrial Direct Co., Inc., Class A	24,405
1,900	Mueller Water Products, Inc., Class A	15,181
200	NACCO Industries, Inc., Class A	11,084
1,500	Navigant Consulting, Inc.†	23,190
700	Navistar International Corp.†(a)	25,536
500	NCI Building Systems, Inc.†(a)	6,370
600	Nordson Corp.(a)	44,178
3,100	Norfolk Southern Corp.(a)	239,785
2,300	Northrop Grumman Corp.	219,098
900	Old Dominion Freight Line, Inc.	41,391
100	On Assignment, Inc.	3,300
500	Orion Energy Systems, Inc.†	1,880
1,000	Oshkosh Corp.	48,980
1,250	Owens Corning(a)	47,475
3,755	PACCAR, Inc.(a)	209,003
3,000	Pacer International, Inc.†	18,570
1,250	Pall Corp.(a)	96,300
1,424	Parker Hannifin Corp.	154,817
2,025	Pentair, Ltd.	131,503
600	Pike Electric Corp.	6,792
2,125	Pitney Bowes, Inc.(a)	38,654
300	Polypore International, Inc.†(a)	12,291
250	PowerSecure International, Inc.†	4,012
1,620	Precision Castparts Corp.	368,129
1,000	Quanex Building Products Corp.(a)	18,830
2,450	Quanta Services, Inc.†	67,399
600	Raven Industries, Inc.	19,626
3,550	Raytheon Co.	273,598
400	Regal-Beloit Corp.	27,172
1,500	Republic Airways Holdings, Inc.†	17,850
3,218	Republic Services, Inc., Class A	107,352
200	Resources Connection, Inc.	2,714
1,700	Robert Half International, Inc.	66,351
1,540	Rockwell Automation, Inc.(a)	164,688
1,425	Rockwell Collins, Inc.	96,700
1,050	Rollins, Inc.	27,836
913	Roper Industries, Inc.	121,310
1,000	RPX Corp., Class Comdty (histrt)	17,530
1,850	RR Donnelley & Sons Co.(a)	29,230
75	Rush Enterprises, Inc., Class A	1,988
400	Ryder System, Inc.	23,880
225	Saia, Inc.	7,016
300	SIFCO Industries, Inc.	5,520
50	Simpson Manufacturing Co., Inc.	1,628
1,100	SkyWest, Inc.	15,972
600	Snap-on, Inc.	59,700
5,574	Southwest Airlines Co.	81,157
1,000	Spirit Aerosystems Holdings, Inc., Class A†	24,240
1,000	Spirit Airlines, Inc.	34,270
584	SPX Corp.	49,430
270	Standard Register Co.†(a)	2,797
50	Standex International Corp.	2,970
1,000	Steelcase, Inc., Class A	16,620

Shares		Value
Industrials — 11.4% (continued)
775	Stericycle, Inc.†	$89,435
1,000	Swift Transportation Co., Class A	20,190
100	Sypris Solutions, Inc.	312
500	TAL International Group, Inc.(a)	23,365
200	Taser International, Inc.	2,982
500	Team, Inc.†	19,875
500	Tecumseh Products Co., Class A†	4,475
250	Tennant Co.	15,500
1,300	Terex Corp.	43,680
743	Tetra Tech, Inc.†	19,236
700	Textainer Group Holdings, Ltd.(a)	26,509
2,400	Textron, Inc.	66,264
800	Timken Co.	48,320
312	Titan International, Inc.(a)	4,568
600	Toro Co. (The)	32,610
700	Towers Watson & Co., Class A	74,872
600	TransDigm Group, Inc.	83,220
100	TRC Cos., Inc.(a)	740
300	Trex Co., Inc.(a)	14,859
100	Trimas Corp.	3,730
900	Trinity Industries, Inc.	40,815
300	Triumph Group, Inc.(a)	21,066
800	TrueBlue, Inc.	19,208
500	Tutor Perini Corp.	10,660
400	Twin Disc, Inc.	10,452
200	Ultralife Corp.†	800
200	UniFirst Corp.	20,884
4,572	Union Pacific Corp.	710,214
2,980	United Continental Holdings, Inc.(a)	91,516
7,921	United Parcel Service, Inc., Class B	723,742
1,008	United Rentals, Inc.	58,756
9,820	United Technologies Corp.	1,058,792
850	URS Corp.(a)	45,688
1,500	US Airways Group, Inc.(a)	28,440
500	US Ecology, Inc.	15,065
900	UTi Worldwide, Inc.(a)	13,599
259	Valmont Industries, Inc.	35,978
1,500	Verisk Analytics, Inc., Class A	97,440
400	Viad Corp.	9,980
300	Vicor Corp.	2,454
750	Volt Information Sciences, Inc.†(a)	5,588
50	Wabash National Corp.(a)	583
591	WABCO Holdings, Inc.	49,798
600	Wabtec Corp.	37,722
1,462	Waste Connections, Inc.(a)	66,389
4,050	Waste Management, Inc.	167,022
300	Watts Water Technologies, Inc., Class A(a)	16,911
250	Werner Enterprises, Inc.(a)	5,833
600	WESCO International, Inc.(a)	45,918
500	Woodward, Inc.	20,415
585	WW Grainger, Inc.	153,101
2,200	Xylem, Inc.	61,446
		21,145,164
Information Technology — 17.8%
546	Accelrys, Inc.†	5,384
95	ACI Worldwide, Inc.†(a)	5,136
4,638	Activision Blizzard, Inc.	77,315
800	Acxiom Corp.†	22,712
600	ADDvantage Technologies Group, Inc.†(a)	1,482
5,087	Adobe Systems, Inc.	264,219
600	ADTRAN, Inc.	15,984
700	Advanced Energy Industries, Inc.†	12,264
6,750	Advanced Micro Devices, Inc.(a)	25,650
1,000	Advent Software, Inc.	31,750
500	Aehr Test Systems†	1,165

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 17.8% (continued)
1,000	Aeroflex Holding Corp.†	$7,040
500	Agilysys, Inc.†	5,960
1,959	Akamai Technologies, Inc.†	101,280
650	Alliance Data Systems Corp.†(a)	137,455
2,950	Altera Corp.(a)	109,622
1,050	Amkor Technology, Inc.(a)	4,504
1,625	Amphenol Corp., Class A	125,742
300	ANADIGICS, Inc.†(a)	591
2,875	Analog Devices, Inc.	135,269
200	Anaren, Inc.†	5,100
922	ANSYS, Inc.	79,771
716	AOL, Inc.(a)	24,759
10,058	Apple, Inc.	4,795,152
13,633	Applied Materials, Inc.	239,123
1,500	Applied Micro Circuits Corp.†	19,350
854	ARRIS Group, Inc.†(a)	14,569
1,350	Arrow Electronics, Inc.†	65,516
1,500	Aruba Networks, Inc.	24,960
700	Aspen Technology, Inc.†	24,185
100	Astea International, Inc.†	272
5,250	Atmel Corp.	39,060
486	ATMI, Inc.†	12,889
2,200	Autodesk, Inc.	90,574
5,165	Automatic Data Processing, Inc.	373,843
1,778	Aviat Networks, Inc.†	4,587
1,275	Avnet, Inc.	53,180
1,000	AVX Corp.	13,130
289	Axcelis Technologies, Inc.†	610
200	Badger Meter, Inc.	9,300
300	Bel Fuse, Inc., Class B(a)	5,232
1,150	Benchmark Electronics, Inc.	26,324
298	Black Box Corp.	9,131
300	Blackbaud, Inc.	11,712
250	Blucora, Inc.	5,745
1,000	Booz Allen Hamilton Holding Corp., Class A	19,320
5,465	Broadcom Corp., Class A	142,145
1,250	Broadridge Financial Solutions, Inc.	39,687
7,350	Brocade Communications Systems, Inc.	59,168
106	Brooks Automation, Inc.	987
100	BTU International, Inc.†(a)	299
3,472	CA, Inc.	103,014
100	Cabot Microelectronics Corp.†(a)	3,852
2,402	Cadence Design Systems, Inc.	32,427
175	Calix, Inc.†	2,228
200	Callidus Software, Inc.†	1,834
200	Cascade Microtech, Inc.†	1,794
500	Cavium, Inc.(a)	20,600
900	CIBER, Inc.(a)	2,970
997	Ciena Corp.†(a)	24,905
200	Cinedigm Digital Cinema Corp., Class A†	300
400	Cirrus Logic, Inc.(a)	9,072
56,598	Cisco Systems, Inc.	1,325,525
1,800	Citrix Systems, Inc.	127,098
1,000	Cognex Corp.	31,360
3,175	Cognizant Technology Solutions Corp., Class A†	260,731
400	Coherent, Inc.	24,580
375	CommVault Systems, Inc.†	32,936
1,330	Computer Sciences Corp.	68,814
2,025	Compuware Corp.	22,680
400	comScore, Inc.†	11,588
100	Comtech Telecommunications Corp.	2,432
425	Concur Technologies, Inc.†(a)	46,963
400	Constant Contact, Inc.	9,476
1,300	Convergys Corp.(a)	24,375
1,152	CoreLogic, Inc.	31,162

Shares		Value
Information Technology — 17.8% (continued)
500	Cornerstone OnDemand, Inc.	$25,720
15,969	Corning, Inc.	232,988
25	CoStar Group, Inc.	4,198
100	Cray, Inc.(a)	2,407
900	Cree, Inc.	54,171
200	Crexendo, Inc.(a)	610
1,128	CSG Systems International, Inc.	28,256
100	CTS Corp.	1,577
1,625	Cypress Semiconductor Corp.(a)	15,177
800	Daktronics, Inc.	8,952
600	Datalink Corp.†	8,112
500	Dealertrack Technologies, Inc.	21,420
16,700	Dell, Inc.	229,959
1,000	Demand Media, Inc.(a)	6,320
388	Dice Holdings, Inc.(a)	3,302
650	Diebold, Inc.(a)	19,084
51	Digital Ally, Inc.†	698
700	Digital River, Inc.†	12,509
300	Diodes, Inc.	7,350
200	Document Security Systems, Inc.†(a)	228
600	Dolby Laboratories, Inc., Class A(a)	20,706
400	DST Systems, Inc.	30,164
1,421	EarthLink, Inc.	7,034
12,050	eBay, Inc.†	672,270
331	Ebix, Inc.(a)	3,290
150	Echelon Corp.†	359
400	EchoStar Corp., Class A†	17,576
100	Electro Scientific Industries, Inc.(a)	1,171
3,600	Electronic Arts, Inc.†	91,980
729	Electronics for Imaging, Inc.	23,095
22,779	EMC Corp.	582,231
125	Emcore Corp.†(a)	561
1,000	Emulex Corp.	7,760
1,836	Entegris, Inc.†	18,635
1,500	EPIQ Systems, Inc.	19,830
400	Equinix, Inc.(a)	73,460
500	Exar Corp.†	6,705
200	Extreme Networks	1,044
900	F5 Networks, Inc.†	77,184
13,184	Facebook, Inc., Class A†	662,364
550	FactSet Research Systems, Inc.(a)	60,005
200	Fair Isaac Corp.	11,056
1,250	Fairchild Semiconductor International, Inc., Class A	17,362
900	FalconStor Software, Inc.†	1,188
200	FARO Technologies, Inc.†	8,434
2,610	Fidelity National Information Services, Inc.	121,208
1,200	Finisar Corp.†	27,156
700	First Solar, Inc.†	28,147
1,323	Fiserv, Inc.	133,689
350	FleetCor Technologies, Inc.	38,556
1,500	FLIR Systems, Inc.	47,100
350	FormFactor, Inc.†	2,401
255	Forrester Research, Inc.	9,374
1,000	Fortinet, Inc.	20,260
1,000	Freescale Semiconductor, Ltd.†(a)	16,650
1,100	Gartner, Inc.†	66,000
1,000	Genpact, Ltd.	18,880
102	GigOptix, Inc.†(a)	134
1,850	Global Cash Access Holdings, Inc.	14,449
1,050	Global Payments, Inc.	53,634
200	Globecomm Systems, Inc.†(a)	2,806
400	Glu Mobile, Inc.(a)	1,116
2,730	Google, Inc., Class A†	2,391,234
1,100	GT Advanced Technologies, Inc.†(a)	9,361
200	Guidance Software, Inc.†(a)	1,814

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 17.8% (continued)
800	Harmonic, Inc.†	$6,152
1,225	Harris Corp.	72,643
19,927	Hewlett-Packard Co.	418,068
300	Hittite Microwave Corp.†	19,605
1,100	Hutchinson Technology, Inc.†	3,828
1,000	IAC/InterActiveCorp.	54,670
100	ID Systems, Inc.†	616
8	iGO, Inc.†	25
50	Ikanos Communications, Inc.†	62
600	Infinera Corp.†(a)	6,786
1,075	Informatica Corp.	41,893
2,100	Ingram Micro, Inc., Class A	48,405
500	Insight Enterprises, Inc.†	9,460
1,560	Integrated Device Technology, Inc.†	14,695
400	Integrated Silicon Solution, Inc.†	4,356
53,043	Intel Corp.(a)	1,215,746
350	Interactive Intelligence Group, Inc.†	22,222
600	InterDigital, Inc.	22,398
371	Internap Network Services Corp.†	2,579
11,180	International Business Machines Corp.	2,070,312
350	International Rectifier Corp.†(a)	8,670
600	Interphase Corp.†(a)	2,718
850	Intersil Corp., Class A	9,546
2,675	Intuit, Inc.	177,379
381	IPG Photonics Corp.(a)	21,454
500	Itron, Inc.†	21,415
1,200	Ixia	18,804
800	IXYS Corp.	7,720
450	j2 Global, Inc.(a)	22,284
2,400	Jabil Circuit, Inc.	52,032
1,000	Jack Henry & Associates, Inc.	51,610
3,203	JDS Uniphase Corp.(a)	47,116
6,165	Juniper Networks, Inc.	122,437
233	Kemet Corp.†	974
600	Key Tronic Corp.†	6,174
1,275	KLA-Tencor Corp.	77,584
400	Kulicke & Soffa Industries, Inc.	4,620
1,787	Lam Research Corp.†	91,477
200	Lattice Semiconductor Corp.†(a)	892
981	Leidos Holdings, Inc.†	44,667
500	Lender Processing Services, Inc.	16,635
375	Lexmark International, Inc., Class A(a)	12,375
2,100	Limelight Networks, Inc.†	4,053
1,725	Linear Technology Corp.(a)	68,413
1,123	LinkedIn Corp., Class A†	276,325
200	Littelfuse, Inc.	15,644
193	Local Corp.†	375
200	LoJack Corp.†(a)	640
100	LRAD Corp.†(a)	145
6,096	LSI Corp.	47,671
200	Marchex, Inc., Class B	1,456
5,750	Marvell Technology Group, Ltd.	66,125
1,073	Mastercard, Inc., Class A	721,893
400	Mattson Technology, Inc.†	956
1,900	Maxim Integrated Products, Inc.(a)	56,620
200	Measurement Specialties, Inc.	10,848
42	Mediabistro, Inc.†	62
1,200	Mentor Graphics Corp.(a)	28,044
100	Mercury Systems, Inc.†	999
400	Methode Electronics, Inc.	11,200
600	Micrel, Inc.	5,466
1,537	Microchip Technology, Inc.(a)	61,926
10,552	Micron Technology, Inc.	184,343
500	MICROS Systems, Inc.(a)	24,970
650	Microsemi Corp.	15,762
84,662	Microsoft Corp.	2,820,091
600	MKS Instruments, Inc.	15,954

Shares		Value
Information Technology — 17.8% (continued)
1,175	Molex, Inc.	$45,261
662	MoneyGram International, Inc.	12,962
500	Monolithic Power Systems, Inc.	15,140
1,550	Monster Worldwide, Inc.†(a)	6,851
100	MoSys, Inc.†	372
2,960	Motorola Solutions, Inc.	175,765
1	Move, Inc.(a)	17
328	Multi-Fineline Electronix, Inc.	5,320
200	Nanometrics, Inc.	3,224
900	NAPCO Security Technologies, Inc.†(a)	4,779
1,012	National Instruments Corp.	31,301
1,925	NCR Corp.	76,249
3,450	NetApp, Inc.	147,039
400	Netscout Systems, Inc.†	10,228
600	NetSuite, Inc.†	64,764
750	NeuStar, Inc., Class A(a)	37,110
200	Newport Corp.†	3,126
1,000	NIC, Inc.	23,110
50	Novatel Wireless, Inc.†	131
3,050	Nuance Communications, Inc.†(a)	57,020
100	NVE Corp.†(a)	5,104
5,825	NVIDIA Corp.	90,637
21	Oclaro, Inc.†	37
600	OmniVision Technologies, Inc.(a)	9,186
5,105	ON Semiconductor Corp.†	37,266
285	OpenTable, Inc.†	19,944
39,555	Oracle Corp.	1,312,039
200	OSI Systems, Inc.†	14,894
33	Overland Storage, Inc.†	32
100	PAR Technology Corp.†	494
10	Parametric Sound Corp.†	125
600	Park Electrochemical Corp.	17,190
200	Parkervision, Inc.†(a)	670
3,650	Paychex, Inc.(a)	148,336
400	PCM, Inc.†	3,720
300	Pegasystems, Inc.	11,943
100	Pericom Semiconductor Corp.	780
8	Pfsweb, Inc.†	48
33	Pixelworks, Inc.†	133
100	Planar Systems, Inc.†	180
450	Plantronics, Inc.	20,722
100	PLX Technology, Inc.†	602
2,225	PMC - Sierra, Inc.†(a)	14,729
1,900	Polycom, Inc.†(a)	20,748
300	Power Integrations, Inc.	16,245
220	PRGX Global, Inc.†(a)	1,377
1,240	PTC, Inc.†	35,253
40	QAD, Inc., Class B	450
1,000	QLIK Technologies, Inc.	34,240
1,650	QLogic Corp.	18,051
18,250	QUALCOMM, Inc.	1,229,320
900	Rackspace Hosting, Inc.(a)	47,484
1,000	Rambus, Inc.(a)	9,400
1,000	RealD, Inc.(a)	7,000
681	RealNetworks, Inc.	5,829
1,490	Red Hat, Inc.	68,749
600	Relm Wireless Corp.†	1,584
2,627	RF Micro Devices, Inc.	14,816
1,427	Riverbed Technology, Inc.(a)	20,820
300	Rosetta Stone, Inc.†	4,869
1,020	Rovi Corp.	19,553
340	Rudolph Technologies, Inc.(a)	3,876
4,400	Salesforce.com, Inc.†	228,404
2,325	SanDisk Corp.	138,361
1,833	Sanmina Corp.†	32,059
1,650	Sapient Corp.†	25,690
300	ScanSource, Inc.†	10,380

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — 17.8% (continued)
561	Science Applications International Corp.†	$18,924
600	Semtech Corp.	17,994
300	ShoreTel, Inc.†	1,812
100	Silicon Image, Inc.†	534
500	Silicon Laboratories, Inc.	21,355
1,707	Skyworks Solutions, Inc.	42,402
500	SolarWinds, Inc.	17,530
800	Solera Holdings, Inc.	42,296
4,725	Sonus Networks, Inc.	15,970
300	Sourcefire, Inc.	22,776
100	Speed Commerce, Inc.†(a)	328
1,000	SS&C Technologies Holdings, Inc.†	38,100
3,575	SunEdison, Inc.†(a)	28,493
1,000	SunPower Corp., Class A(a)	26,160
102	SYKES Enterprises, Inc.†	1,827
7,083	Symantec Corp.	175,304
100	Symmetricom, Inc.†	482
300	SYNNEX Corp.†	18,435
1,417	Synopsys, Inc.	53,421
300	Syntel, Inc.	24,030
550	Take-Two Interactive Software, Inc.†(a)	9,988
700	Tech Data Corp.	34,937
800	TechTarget, Inc.†(a)	3,992
5,404	Tellabs, Inc.	12,267
1,800	Teradata Corp.(a)	99,792
1,825	Teradyne, Inc.(a)	30,149
1,000	Tessco Technologies, Inc.(a)	33,700
400	Tessera Technologies, Inc.	7,740
9,485	Texas Instruments, Inc.	381,961
1,825	TIBCO Software, Inc.	46,702
800	TiVo, Inc.†	9,952
1,937	Total System Services, Inc.	56,987
100	Travelzoo, Inc.	2,654
2,534	Trimble Navigation, Ltd.	75,285
1,300	TriQuint Semiconductor, Inc.	10,569
108	Trulia, Inc.(a)	5,079
1,200	TTM Technologies, Inc.	11,700
500	Tyler Technologies, Inc.	43,735
400	Ultimate Software Group, Inc.	58,960
427	Unisys Corp.	10,756
800	United Online, Inc.	6,384
700	Universal Display Corp.(a)	22,421
311	Unwired Planet, Inc.†	538
66	UTStarcom Holdings Corp.†(a)	182
505	ValueClick, Inc.(a)	10,529
450	VASCO Data Security International, Inc.†	3,550
1,015	VeriFone Systems, Inc.	23,203
1,416	VeriSign, Inc.(a)	72,060
55	Viasystems Group, Inc.†	795
475	VirnetX Holding Corp.(a)	9,690
1,000	Virtusa Corp.(a)	29,060
5,350	Visa, Inc., Class A	1,022,385
1,806	Vishay Intertechnology, Inc.(a)	23,279
129	Vishay Precision Group, Inc.(a)	1,877
585	VMware, Inc., Class A(a)	47,327
300	Volterra Semiconductor Corp.	6,900
200	Web.com Group, Inc.	6,468
958	WebMD Health Corp., Class A(a)	27,399
2,150	Western Digital Corp.	136,310
6,454	Western Union Co. (The)	120,432
15	WPCS International, Inc.†	42
13,095	Xerox Corp.	134,748
2,175	Xilinx, Inc.	101,920
800	XO Group, Inc.†	10,336
10,975	Yahoo!, Inc.	363,931
825	Zebra Technologies Corp., Class A	37,562

Shares		Value
Information Technology — 17.8% (continued)
1,000	Zygo Corp.†(a)	$15,980
		33,092,000
Materials — 3.6%
81	A Schulman, Inc.	2,386
1,995	Air Products & Chemicals, Inc.	212,607
735	Airgas, Inc.	77,947
1,875	AK Steel Holding Corp.†(a)	7,031
1,000	Albemarle Corp.(a)	62,940
12,298	Alcoa, Inc.(a)	99,860
1,050	Allegheny Technologies, Inc.(a)	32,046
900	Allied Nevada Gold Corp.(a)	3,762
500	AM Castle & Co.†	8,050
200	AMCOL International Corp.(a)	6,536
400	American Vanguard Corp.	10,768
850	Aptargroup, Inc.	51,110
717	Ashland, Inc.	66,308
348	Balchem Corp.	18,009
1,600	Ball Corp.	71,808
1,150	Bemis Co., Inc.	44,862
700	Cabot Corp.	29,897
500	Carpenter Technology Corp.	29,055
1,500	Celanese Corp., Class A	79,185
600	Century Aluminum Co.(a)	4,830
619	CF Industries Holdings, Inc.	130,504
1,005	Chemtura Corp.†	23,105
1,400	Cliffs Natural Resources, Inc.(a)	28,700
1,110	Coeur Mining, Inc.(a)	13,376
1,300	Commercial Metals Co.	22,035
400	Compass Minerals International, Inc.(a)	30,508
1,800	Core Molding Technologies, Inc.†	17,244
2,000	Crown Holdings, Inc.(a)	84,560
600	Cytec Industries, Inc.	48,816
100	Deltic Timber Corp.	6,514
400	Domtar Corp.	31,768
10,736	Dow Chemical Co. (The)	412,262
1,316	Eastman Chemical Co.	102,516
2,800	Ecolab, Inc.	276,528
9,996	EI du Pont de Nemours & Co.	585,366
1,000	Ferro Corp.	9,110
1,300	Flotek Industries, Inc.†	29,900
1,275	FMC Corp.	91,443
10,169	Freeport-McMoRan Copper & Gold, Inc.	336,391
1,000	Friedman Industries, Inc.	10,000
500	Globe Specialty Metals, Inc.(a)	7,705
2,900	Graphic Packaging Holding Co.†	24,824
2,000	Headwaters, Inc.†	17,980
3,400	Hecla Mining Co.(a)	10,676
300	Horsehead Holding Corp.(a)	3,738
2,150	Huntsman Corp.	44,311
700	International Flavors & Fragrances, Inc.	57,610
4,542	International Paper Co.	203,482
400	Intrepid Potash, Inc.(a)	6,272
1,100	Louisiana-Pacific Corp.	19,349
400	Martin Marietta Materials, Inc.(a)	39,268
1,200	McEwen Mining, Inc.(a)	2,880
1,376	MeadWestvaco Corp.	52,811
380	Minerals Technologies, Inc.	18,761
800	Molycorp, Inc.†(a)	5,248
5,445	Monsanto Co.	568,295
3,050	Mosaic Co. (The)	131,211
200	Myers Industries, Inc.	4,022
100	NewMarket Corp.(a)	28,791
4,900	Newmont Mining Corp.(a)	137,690
100	NL Industries, Inc.	1,135
1,000	Noranda Aluminum Holding Corp.(a)	2,460
2,670	Nucor Corp.	130,883
770	Olin Corp.(a)	17,764

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Materials — 3.6% (continued)
1,475	Owens-Illinois, Inc.	$44,279
975	Packaging Corp. of America	55,663
1,000	PH Glatfelter Co.	27,070
1,158	PolyOne Corp.	35,562
1,361	PPG Industries, Inc.	227,369
2,981	Praxair, Inc.	358,346
1,000	Reliance Steel & Aluminum Co.	73,270
400	Rock Tenn Co., Class A	40,508
600	Rockwood Holdings, Inc.	40,140
600	Royal Gold, Inc.	29,196
1,300	RPM International, Inc.	47,060
700	Scotts Miracle-Gro Co. (The), Class A(a)	38,521
1,300	Sealed Air Corp.	35,347
100	Senomyx, Inc.†	353
500	Sensient Technologies Corp.	23,945
806	Sherwin-Williams Co. (The)	146,837
1,200	Sigma-Aldrich Corp.(a)	102,360
700	Silgan Holdings, Inc.	32,900
775	Sonoco Products Co.	30,178
2,122	Southern Copper Corp.	57,803
2,800	Steel Dynamics, Inc.(a)	46,788
1,600	Stillwater Mining Co.†(a)	17,616
564	SunCoke Energy, Inc.†	9,588
192	Texas Industries, Inc.†(a)	12,731
671	Tredegar Corp.(a)	17,446
500	UFP Technologies, Inc.(a)	11,385
50	United States Lime & Minerals, Inc.†	2,930
900	United States Steel Corp.(a)	18,531
900	Valspar Corp.	57,087
944	Vulcan Materials Co.	48,909
700	Walter Energy, Inc.(a)	9,821
1,300	Wausau Paper Corp.	16,887
100	Westlake Chemical Corp.	10,466
5,508	Weyerhaeuser Co.(c)	157,694
1,000	Worthington Industries, Inc.	34,430
400	WR Grace & Co.†	34,960
50	Zep, Inc.	813
		6,701,598
Telecommunication Services — 2.3%
600	Alaska Communications Systems Group, Inc.	1,542
58,449	AT&T, Inc.	1,976,745
200	Atlantic Tele-Network, Inc.	10,426
5,610	CenturyLink, Inc.(a)	176,042
1,425	Cincinnati Bell, Inc.†	3,876
200	Cogent Communications Group, Inc.	6,450
87	Consolidated Communications Holdings, Inc.(a)	1,500
3,000	Crown Castle International Corp.	219,090
11,886	Frontier Communications Corp.(a)	49,565
600	General Communication, Inc., Class A†	5,712
16	IDT Corp., Class B	284
500	Inteliquent, Inc.(a)	4,830
1,500	Leap Wireless International, Inc.(a)	23,685
1,374	Level 3 Communications, Inc.	36,672
1,825	NII Holdings, Inc.†(a)	11,078
1,200	SBA Communications Corp., Class A(a)	96,552
6,797	Sprint Corp.†(a)	42,209
8	Straight Path Communications, Inc.†	42
1,850	T-Mobile US, Inc.(a)	48,045
975	tw telecom, Inc., Class A†	29,118
400	USA Mobility, Inc.(a)	5,664
30,438	Verizon Communications, Inc.(a)	1,420,237
600	Vonage Holdings Corp.(a)	1,884
7,091	Windstream Holdings Inc.(a)	56,728
		4,227,976

Shares		Value
Utilities — 3.2%
6,135	AES Corp. (The)	$81,534
1,519	AGL Resources, Inc.(a)	69,920
1,100	Alliant Energy Corp.	54,505
2,800	Ameren Corp.	97,552
5,330	American Electric Power Co., Inc.	231,056
2,000	American Water Works Co., Inc.	82,560
2,151	Aqua America, Inc.	53,194
1,100	Atmos Energy Corp.(a)	46,849
1,000	Avista Corp.(a)	26,400
300	Black Hills Corp.	14,958
5,000	Calpine Corp.†(a)	97,150
4,600	CenterPoint Energy, Inc.	110,262
400	Cleco Corp.	17,936
2,350	CMS Energy Corp.	61,852
3,250	Consolidated Edison, Inc.	179,205
6,040	Dominion Resources, Inc.	377,379
1,675	DTE Energy Co.	110,517
7,551	Duke Energy Corp.(a)	504,256
11	Dynegy, Inc.†	213
3,050	Edison International	140,483
1,750	Entergy Corp.(a)	110,583
9,066	Exelon Corp.(a)	268,716
4,280	FirstEnergy Corp.(a)	156,006
16	Genie Energy, Ltd., Class B	157
1,305	Great Plains Energy, Inc.	28,971
750	Hawaiian Electric Industries, Inc.(a)	18,825
500	IDACORP, Inc.	24,200
700	Integrys Energy Group, Inc.(a)	39,123
600	ITC Holdings Corp.	56,316
2,125	MDU Resources Group, Inc.	59,436
950	National Fuel Gas Co.(a)	65,322
4,710	NextEra Energy, Inc.	377,554
3,215	NiSource, Inc.	99,311
3,117	Northeast Utilities	128,576
3,577	NRG Energy, Inc.	97,759
2,100	NV Energy, Inc.	49,581
2,100	OGE Energy Corp.	75,789
2,050	ONEOK, Inc.	109,306
1,000	Ormat Technologies, Inc.(a)	26,770
2,650	Pepco Holdings, Inc.(a)	48,919
4,125	PG&E Corp.(a)	168,795
700	Piedmont Natural Gas Co., Inc.	23,016
1,300	Pinnacle West Capital Corp.	71,162
700	PNM Resources, Inc.	15,841
800	Portland General Electric Co.(a)	22,584
6,450	PPL Corp.	195,951
5,350	Public Service Enterprise Group, Inc.(a)	176,175
2,200	Questar Corp.	49,478
1,379	SCANA Corp.	63,489
2,475	Sempra Energy	211,860
9,325	Southern Co. (The)(a)	384,003
2,700	TECO Energy, Inc.(a)	44,658
1,300	UGI Corp.(a)	50,869
933	Vectren Corp.(a)	31,116
950	Westar Energy, Inc., Class A(a)	29,117
350	WGL Holdings, Inc.	14,948
2,700	Wisconsin Energy Corp.(a)	109,026
5,375	Xcel Energy, Inc.	148,404
		6,009,493
Total Common Stock
(Cost $71,472,620)		184,659,220

SHORT-TERM INVESTMENTS (e) — 13.6%
666,619	Northern Trust Institutional Government Select Portfolio, 0.010%(e)	666,619

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

24,455,991	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(f)	$24,455,991

Total Short-Term Investments
(Cost $25,122,610)		25,122,610

RIGHT — 0.0%
1,500	AMREP Corp.	3,660

Total Right (Cost $–)		3,660

WARRANTS — 0.0%
183	Dynegy, Inc., Expires 10/04/17†	247
1	Magnum Hunter Resources Corp., Expires 08/29/14†	—
1	Magnum Hunter Resources Corp., Expires 04/20/16†	—
7	Tejon Ranch Co., Expires 08/31/16†	19
Total Warrants (Cost $5,144)		266

Total Investments — 113.1%
(Cost $112,071,868)‡		209,785,756
Other Assets & Liabilities, Net — (13.1)%		(24,253,408)
NET ASSETS — 100.0%		$185,532,348

†	Non-income producing security.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $112,071,868, and the unrealized appreciation and depreciation were $102,411,714 and $(4,697,826), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $23,872,703.
(b)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2013 was $3,666.
(c)	Real Estate Investment Trust.
(d)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(e)	Rate shown is the 7-day effective yield as of September 30, 2013.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $24,455,991.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $93,761.

LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value::

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$184,654,416	$4,804	$—	$184,659,220
Short-Term Investments	25,122,610	—	—	25,122,610
Right	—	3,660	—	3,660
Warrants	247	19	—	266
Total Investments in Securities	$209,777,273	$8,483	$—	$209,785,756

As of September 30, 2013, there were transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2013, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 87.9%
Australia — 3.1%
506	AGL Energy, Ltd.	$7,289
2,751	Alumina, Ltd.	2,629
1,084	Amcor, Ltd.	10,576
2,412	AMP, Ltd.	10,383
902	Aristocrat Leisure, Ltd.	3,889
150	ASX, Ltd.	4,830
1,500	Aurizon Holdings, Ltd.	6,554
9,655	Australia & New Zealand BankingGroup, Ltd.	277,603
2,347	BHP Billiton, Ltd.	78,091
574	BlueScope Steel, Ltd.	2,508
1,336	Brambles, Ltd.	11,361
1,275	Commonwealth Bank of Australia	84,737
516	CSL, Ltd.	30,799
627	DuluxGroup, Ltd.	3,087
1,232	Echo Entertainment Group, Ltd.(a)	3,192
1,610	Fortescue Metals Group, Ltd.(a)	7,171
1,420	Goodman Group(b)	6,470
1,092	GPT Group(b)	3,543
458	Iluka Resources, Ltd.(a)	4,912
1,940	Incitec Pivot, Ltd.	4,871
16,919	Insurance Australia Group, Ltd.	92,747
176	Leighton Holdings, Ltd.(a)	3,164
575	Macquarie Atlas Roads Group	1,315
272	Macquarie Group, Ltd.	12,186
1,904	National Australia Bank, Ltd.	61,006
835	Newcrest Mining, Ltd.	9,183
317	Orica, Ltd.	5,939
1,092	Origin Energy, Ltd.	14,379
831	QBE Insurance Group, Ltd.	11,380
408	Rio Tinto, Ltd.	23,616
1,083	Santos, Ltd.	15,261
2,521	Stockland(b)	9,113
1,467	Suncorp Group, Ltd.	17,941
1,232	Tabcorp Holdings, Ltd.	3,772
4,128	Telstra Corp., Ltd.	19,155
800	Toll Holdings, Ltd.	4,358
1,343	Transurban Group	8,526
749	Wesfarmers, Ltd.	28,774
131	Wesfarmers, Ltd. PPS	5,091
1,834	Westfield Group(b)	18,847
1,834	Westfield Retail Trust(b)	5,084
2,347	Westpac Banking Corp.	71,740
501	Woodside Petroleum, Ltd.	17,928
1,149	Woolworths, Ltd.	37,547
198	WorleyParsons, Ltd.	4,501
		1,067,048
Austria — 0.1%
127	Erste Group Bank AG	4,013
134	OMV AG	6,617
408	Telekom Austria AG	3,416
232	Vienna Insurance Group	11,915
		25,961
Belgium — 0.3%
271	Ageas	10,981
626	Anheuser-Busch InBev NV	62,098
144	Belgacom SA(a)	3,830
102	Delhaize Group SA	6,428
70	Groupe Bruxelles Lambert SA	5,959
206	KBC Groep NV	10,136
52	Solvay SA	7,799

Shares		Value
Belgium — 0.3% (continued)
103	UCB SA	$6,269
		113,500
Brazil — 0.8%
13,600	Banco Bradesco SA(a)	188,768
9,020	Cia de Saneamento Basico do Estado de Sao Paulo(a)	89,839
		278,607
Canada — 3.4%
3,300	Alimentation Couche Tard, Inc., Class B	205,744
2,250	Canadian National Railway Co.	227,982
1,220	Canadian Pacific Railway, Ltd.	150,526
3,300	Husky Energy, Inc.	94,894
1,200	Magna International, Inc.	98,966
3,600	Pacific Rubiales Energy Corp.	71,088
4,900	Royal Bank of Canada	313,965
		1,163,165
China — 2.0%
23,000	Anhui Conch Cement Co., Ltd., Class H(a)	73,979
356,000	Bank of China, Ltd., Class H	162,681
163,000	Bank of Communications Co., Ltd., Class H	119,902
12,000	Beijing Enterprises Holdings, Ltd.	86,767
3,781	FIH Mobile, Ltd.†	2,344
1,500	Netease.com(a)	108,915
36,620	PICC Property & Casualty Co., Ltd., Class H	49,715
1,651	Sands China, Ltd.	10,221
25,200	Sinopharm Group Co., Ltd., Class H	63,251
		677,775
Denmark — 0.5%
1	AP Moller - Maersk A/S, Class B	9,173
98	Carlsberg A, Class B	10,100
434	Danske Bank A/S†	9,359
2,461	DSV A/S	69,835
339	Novo Nordisk A/S, Class B	57,415
323	Novozymes A, Class B	12,362
181	Vestas Wind Systems A/S†	4,559
		172,803
Finland — 1.6%
552	Fortum OYJ	12,460
134	Kone OYJ, Class B(a)	11,969
2,962	Nokia OYJ	19,377
12,900	Pohjola Bank PLC, Class A	214,985
5,747	Sampo, Class A	247,216
748	Stora Enso OYJ, Class R(a)	6,343
613	UPM-Kymmene OYJ	8,482
139	Wartsila OYJ Abp	6,288
		527,120
France — 6.0%
191	Accor SA	7,937
264	Air Liquide SA	36,785
2,363	Alcatel-Lucent†	8,413
227	Alstom SA	8,079
1,465	AXA SA	34,001
2,950	BNP Paribas	199,551
232	Bouygues SA(a)	8,492
200	Bureau Veritas SA	6,313
150	Cap Gemini SA	8,920
497	Carrefour SA	17,047
1,500	Christian Dior SA	294,396
372	Cie de St.-Gobain	18,463

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
France — 6.0% (continued)
152	Cie Generale de Geophysique-Veritas	$3,504
1,126	Cie Generale des Etablissements Michelin, Class B	124,875
175	Cie Generale d'Optique Essilor International SA	18,821
372	CNP Assurances	6,704
831	Credit Agricole SA	9,163
490	Danone SA	36,894
191	Edenred	6,205
187	Electricite de France SA	5,915
1,802	France Telecom SA	22,564
1,093	GDF Suez	27,397
52	Groupe Fnac†(a)	173
52	Kering	11,653
181	Lafarge SA	12,630
170	Lagardere SCA	5,521
200	Legrand SA	11,099
253	L'Oreal SA	43,427
203	LVMH Moet Hennessy Louis Vuitton SA	40,004
21	Neopost SA(a)	1,529
147	Pernod-Ricard SA	18,254
138	Publicis Groupe SA	10,978
159	Renault SA	12,680
190	Safran SA	11,702
3,704	Sanofi-Aventis SA	375,130
416	Schneider Electric SA	35,201
4,711	Societe Generale	234,699
1,219	Sodexo	113,754
232	Suez Environnement Co.	3,766
83	Technip SA	9,744
1,705	Total SA	98,827
68	Unibail-Rodamco SE(b)	16,870
139	Vallourec SA	8,329
447	Veolia Environnement SA	7,642
312	Vinci SA	18,164
1,032	Vivendi SA	23,739
		2,035,954
Germany — 8.1%
2,431	Adidas AG	263,695
383	Allianz SE	60,257
3,449	BASF SE	330,760
3,668	Bayer AG	432,570
1,548	Bayerische Motoren Werke AG	166,478
85	Beiersdorf AG	7,547
860	Brenntag AG	143,169
1,547	Commerzbank AG†	17,816
110	Continental AG	18,648
743	Daimler AG	57,932
802	Deutsche Bank AG	36,813
181	Deutsche Boerse AG	13,622
190	Deutsche Lufthansa AG	3,706
683	Deutsche Post AG	22,654
12,834	Deutsche Telekom AG	185,879
1,523	E.ON SE	27,103
175	Fresenius Medical Care AG & Co. KGAA	11,378
2,257	Fresenius SE & Co. KGaA	280,191
150	GEA Group AG	6,165
154	HeidelbergCement AG	11,900
108	Henkel AG & Co. KGaA	9,568
998	Infineon Technologies AG(a)	10,002
208	K+S AG	5,377
116	Kabel Deutschland Holding AG	14,736
134	Linde AG	26,555
35	MAN SE	4,173
55	Merck KGAA	8,585

Shares		Value
Germany — 8.1% (continued)
160	Metro AG	$6,354
940	Muenchener Rueckversicherungs AG	183,753
62	OSRAM Licht AG†	2,910
456	RWE AG	15,515
3,438	SAP AG	254,257
628	Siemens AG	75,736
144	Solarworld AG	173
372	ThyssenKrupp AG	8,909
33	Volkswagen AG	7,486
		2,732,372
Greece — 0.1%
552	Alpha Bank AE†	424
454	Coca-Cola HBC AG	13,600
351	Hellenic Telecommunications Organization SA	3,653
70	National Bank of Greece SA†	283
258	OPAP SA	2,880
23	Piraeus Bank SA†	39
		20,879
Guernsey — 0.0%
1,666	Resolution, Ltd.	8,563

Hong Kong — 4.9%
10,437	AIA Group, Ltd.	49,112
2,497	Bank of East Asia, Ltd.(a)	10,578
2,986	BOC Hong Kong Holdings, Ltd.	9,594
8,651	Cheung Kong Holdings, Ltd.	131,697
43,000	Cheung Kong Infrastructure Holdings, Ltd.	298,243
38,000	China Overseas Land & Investment, Ltd.	112,387
1,332	CLP Holdings, Ltd.	10,848
1,057	Esprit Holdings, Ltd.	1,693
2,000	Galaxy Entertainment Group, Ltd.†	14,054
1,961	Hang Lung Properties, Ltd.	6,677
1,084	Hang Seng Bank, Ltd.(a)	17,678
4,438	Hong Kong & China Gas Co., Ltd.	10,683
980	Hong Kong Exchanges and Clearing, Ltd.	15,723
13,632	Hutchison Whampoa, Ltd.	163,496
240,000	Lenovo Group, Ltd.(a)	251,545
4,261	Li & Fung, Ltd.(a)	6,207
2,580	Link REIT(b)	12,614
2,464	New World Development, Ltd.	3,703
1,600	Power Assets Holdings, Ltd.	14,325
60,000	SJM Holdings, Ltd.	169,065
980	Sun Hung Kai Properties, Ltd.	13,339
722	Swire Pacific, Ltd., Class A	8,661
67,000	Techtronic Industries Co.	174,657
2,900	Tencent Holdings, Ltd.	152,507
1,580	Wharf Holdings, Ltd.	13,690
		1,672,776
India — 0.4%
3,180	Dr. Reddy's Laboratories, Ltd.(a)	120,172

Indonesia — 0.3%
131,000	Bank Mandiri	89,956

Ireland — 0.2%
687	CRH PLC	16,507
397	Elan Corp. PLC	6,172
1,238	Experian PLC	23,571
130	Kerry Group PLC, Class A	7,910
		54,160

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Isle of Man — 0.0%
6,192	Genting Singapore PLC	$7,099

Israel — 0.1%
1,000	Bank Hapoalim BM	5,060
631	Israel Chemicals, Ltd.	5,328
774	Teva Pharmaceutical Industries, Ltd.	29,249
		39,637
Italy — 1.0%
1,030	Assicurazioni Generali SpA	20,608
412	Atlantia SpA	8,390
2,405	Banca Monte dei Paschi di Siena SPA†	669
789	Banco Popolare SC	1,175
779	CNH Industrial NV†	9,991
5,583	Enel SPA	21,437
7,436	Eni SpA	170,940
779	Fiat SPA(a)	6,217
562	Finmeccanica SPA	3,365
8,421	Intesa Sanpaolo SpA	17,419
1,125	Intesa Sanpaolo SpA, RNC	1,911
150	Luxottica Group SpA	7,949
1,192	Mediaset SpA	4,836
710	Mediobanca SpA	4,960
225	Saipem SpA	4,887
2,310	Snam Rete Gas SpA	11,707
7,391	Telecom Italia SpA	6,081
6,770	Telecom Italia SpA, RNC	4,499
3,314	UniCredit SpA	21,163
584	Unione di Banche Italiane SCPA	2,959
		331,163
Japan — 15.7%
155	Advantest Corp.	1,799
826	Aeon Co., Ltd.	11,401
258	Aisin Seiki Co., Ltd.	11,061
353	Ajinomoto Co., Inc.	4,644
568	Amada Co., Ltd.	5,133
361	Asahi Breweries, Ltd.	9,504
1,135	Asahi Glass Co., Ltd.	7,052
1,858	Asahi Kasei Corp.	14,033
2,664	Astellas Pharma, Inc.	136,077
2,116	Bank of Yokohama, Ltd. (The)	12,135
671	Bridgestone Corp.	24,591
928	Canon, Inc.	29,714
103	Central Japan Railway Co.	13,220
722	Chiba Bank, Ltd. (The)	5,288
453	Chubu Electric Power Co., Inc.	6,222
258	Chugai Pharmaceutical Co., Ltd.	5,306
52	Credit Saison Co., Ltd.	1,416
568	Dai Nippon Printing Co., Ltd.	6,022
900	Dai-ichi Life Insurance Co., Ltd.	12,889
722	Daiichi Sankyo Co., Ltd.	13,113
206	Daikin Industries, Ltd.	10,995
103	Daito Trust Construction Co., Ltd.	10,308
159	Daiwa House Industry Co., Ltd.	3,004
1,496	Daiwa Securities Group, Inc.	13,501
489	Denso Corp.	22,945
258	Dentsu, Inc.	9,842
1,010	East Japan Railway Co.	87,047
258	Eisai Co., Ltd.	10,500
103	Electric Power Development Co., Ltd.	3,363
155	FANUC Corp.	25,688
52	Fast Retailing Co., Ltd.	19,612
1,000	Fuji Heavy Industries, Ltd.	27,866
413	FUJIFILM Holdings Corp.	9,953
1,858	Fujitsu, Ltd.	6,955

Shares		Value
Japan — 15.7% (continued)
980	Fukuoka Financial Group, Inc.	$4,437
112	Hankyu Hanshin Holdings, Inc.	622
52	Hirose Electric Co., Ltd.	8,004
4,011	Hitachi, Ltd.	26,578
263	Hokkaido Electric Power Co., Inc.	3,550
826	Hokuhoku Financial Group, Inc.	1,738
1,296	Honda Motor Co., Ltd.	49,537
464	Hoya Corp.	10,976
103	Ibiden Co., Ltd.	1,690
800	INPEX Corp.	9,455
300	Isetan Mitsukoshi Holdings, Ltd.	4,460
1,000	Isuzu Motors, Ltd.	6,629
22,287	ITOCHU Corp.	274,558
1	Japan Real Estate Investment Corp.(b)	11,659
601	Japan Steel Works, Ltd. (The)	3,500
5,126	Japan Tobacco, Inc.	184,791
4,861	JFE Holdings, Inc.	126,742
4,000	JGC Corp.	144,819
1,032	Joyo Bank, Ltd. (The)	5,552
119	JTEKT Corp.	1,637
2,067	JX Holdings, Inc.	10,742
1,187	Kajima Corp.	4,835
568	Kansai Electric Power Co., Inc. (The)	7,307
516	Kao Corp.	16,114
416	KDDI Corp.	21,378
524	Keio Corp.	3,764
62	Keyence Corp.	23,591
1,703	Kintetsu Corp.(a)	6,359
980	Kirin Holdings Co., Ltd.	14,308
3,148	Kobe Steel, Ltd.	5,868
929	Komatsu, Ltd.	23,196
568	Konica Minolta, Inc.	4,785
585	Kubota Corp.	8,502
516	Kuraray Co., Ltd.	6,202
310	Kyocera Corp.	16,531
361	Kyushu Electric Power Co., Inc.	5,165
200	Lawson, Inc.	15,681
361	LIXIL Group Corp.	7,442
100	Makita Corp.	5,826
1,651	Marubeni Corp.	13,057
464	Marui Group Co., Ltd.	4,360
3,000	Mazda Motor Corp.	13,486
2,300	Miraca Holdings, Inc.	102,792
929	Mitsubishi Chemical Holdings Corp.	4,353
1,342	Mitsubishi Corp.	27,248
1,651	Mitsubishi Electric Corp.	17,421
1,135	Mitsubishi Estate Co., Ltd.	33,636
722	Mitsubishi Gas Chemical Co., Inc.	6,084
3,096	Mitsubishi Heavy Industries, Ltd.	17,854
1,342	Mitsubishi Materials Corp.	5,561
10,491	Mitsubishi UFJ Financial Group, Inc.	67,293
1,445	Mitsui & Co., Ltd.	21,071
826	Mitsui Fudosan Co., Ltd.	27,893
1,393	Mitsui OSK Lines, Ltd.	6,310
137,450	Mizuho Financial Group, Inc.	298,810
387	MS&AD Insurance Group Holdings	10,143
106	Murata Manufacturing Co., Ltd.	8,120
817	NEC Corp.	1,898
52	Nidec Corp.(a)	4,381
413	Nikon Corp.	7,239
71	Nintendo Co., Ltd.	8,042
1	Nippon Building Fund, Inc., Class REIT(b)	12,408
545	Nippon Electric Glass Co., Ltd.	2,927
1,084	Nippon Express Co., Ltd.	5,447

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Japan — 15.7% (continued)
5,973	Nippon Steel & Sumitomo Metal Corp.	$20,344
3,761	Nippon Telegraph & Telephone Corp.	195,763
1,445	Nippon Yusen KK	4,583
19,983	Nissan Motor Co., Ltd.	201,683
206	Nitto Denko Corp.	13,434
245	NKSJ Holdings, Inc.	6,320
3,457	Nomura Holdings, Inc.	27,040
568	NSK, Ltd.	5,826
100	NTT Data Corp.	3,384
1,200	NTT DOCOMO, Inc.	19,445
568	Obayashi Corp.	3,399
1,000	Odakyu Electric Railway Co., Ltd.	9,954
206	Olympus Corp.	6,292
258	Omron Corp.	9,346
100	Ono Pharmaceutical Co., Ltd.	6,144
100	Oriental Land Co., Ltd.	16,536
930	ORIX Corp.	15,204
2,477	Osaka Gas Co., Ltd.	10,559
400	Otsuka Holdings Co., Ltd.	11,598
2,149	Panasonic Corp.	20,804
826	Rakuten, Inc.	12,538
2,270	Resona Holdings, Inc.	11,654
568	Ricoh Co., Ltd.	6,581
103	Rohm Co., Ltd.	4,247
155	Secom Co., Ltd.	9,715
206	Sega Sammy Holdings, Inc.	5,944
155	Seiko Epson Corp.	2,559
10,032	Sekisui Chemical Co., Ltd.	102,328
7,877	Sekisui House, Ltd.	106,256
4,274	Seven & I Holdings Co., Ltd.	156,685
980	Sharp Corp.	3,614
361	Shin-Etsu Chemical Co., Ltd.	22,150
671	Shinsei Bank, Ltd.	1,638
268	Shionogi & Co., Ltd.	5,642
361	Shiseido Co., Ltd.	6,502
568	Shizuoka Bank, Ltd. (The)	6,479
1,445	Showa Denko KK	1,964
71	SMC Corp.	16,945
774	Softbank Corp.	53,753
2,345	Sojitz Corp.	4,605
929	Sony Corp.	19,941
1,651	Sumitomo Chemical Co., Ltd.	6,318
11,987	Sumitomo Corp.	162,012
619	Sumitomo Electric Industries, Ltd.	9,003
929	Sumitomo Heavy Industries, Ltd.	4,237
671	Sumitomo Metal Mining Co., Ltd.	9,535
4,238	Sumitomo Mitsui Financial Group, Inc.	205,227
2,979	Sumitomo Mitsui Trust Holdings, Inc.	14,806
516	Sumitomo Realty & Development Co., Ltd.	24,594
3,600	Sundrug Co., Ltd.	179,696
316	Suzuki Motor Corp.	7,616
310	T&D Holdings, Inc.	3,849
671	Takashimaya Co., Ltd.	6,310
671	Takeda Pharmaceutical Co., Ltd.	31,691
103	TDK Corp.	4,058
1,600	Teijin, Ltd.	3,698
206	Terumo Corp.	10,605
1,290	Tobu Railway Co., Ltd.	6,821
464	Tohoku Electric Power Co., Inc.	5,716
5,318	Tokio Marine Holdings, Inc.	174,351
877	Tokyo Electric Power Co., Inc. (The)	5,464
155	Tokyo Electron, Ltd.	8,339
2,322	Tokyo Gas Co., Ltd.	12,736
1,032	Tokyu Corp.	7,376

Shares		Value
Japan — 15.7% (continued)
568	Toppan Printing Co., Ltd.	$4,591
1,393	Toray Industries, Inc.	9,186
3,096	Toshiba Corp.	13,953
258	Toyota Industries Corp.	11,171
8,854	Toyota Motor Corp.	567,874
258	Toyota Tsusho Corp.	6,765
3,400	Unicharm Corp.	198,972
206	West Japan Railway Co.	8,832
1,200	Yahoo Japan Corp.	6,828
980	Yamada Denki Co., Ltd.	2,899
310	Yamaha Motor Co., Ltd.	4,559
361	Yamato Holdings Co., Ltd.	8,153
		5,325,802
Jersey — 0.1%
366	Atrium European Real Estate, Ltd.	2,070
125	Randgold Resources, Ltd.	8,961
492	Shire PLC	19,683
289	Wolseley PLC	14,952
		45,666
Luxembourg — 0.6%
1	APERAM	16
849	ArcelorMittal	11,640
89	Millicom International Cellular SA(a)	7,873
422	SES SA	12,076
237	Subsea 7 SA(a)	4,929
6,511	Tenaris SA	152,319
		188,853
Macau — 0.0%
2,000	Wynn Macau, Ltd.	6,836

Malaysia — 0.6%
34,500	AMMB Holdings BHD	78,497
52,000	Axiata Group BHD	109,795
		188,292
Mexico — 1.1%
68,700	Alfa SAB de CV, Class A	185,271
27,400	Grupo Financiero Banorte SAB de CV, Class O	170,728
		355,999
Netherlands — 2.5%
911	Aegon NV	6,741
153	Akzo Nobel NV	10,052
2,705	ASML Holding NV	267,187
576	European Aeronautic Defence and Space Co. NV	36,704
122	Gemalto NV	13,096
310	Heineken NV	21,963
3,840	ING Groep NV, CVA†	43,572
918	Koninklijke Ahold NV	15,905
222	Koninklijke DSM NV	16,747
1,214	Koninklijke KPN NV	3,865
949	Koninklijke Philips Electronics NV	30,616
533	PostNL NV	2,305
621	Reed Elsevier NV	12,487
2,098	Royal Dutch Shell PLC, Class B	72,387
2,820	Royal Dutch Shell PLC, Class A	92,964
6,050	SBM Offshore NV	119,717
476	TNT Express NV	4,345
1,364	Unilever NV, CVA	52,059
341	Wolters Kluwer NV	8,792
		831,504

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
New Zealand — 0.0%
727	Chorus, Ltd.	$1,630
3,634	Telecom Corp. of New Zealand, Ltd.	7,010
		8,640
Norway — 3.0%
837	DnB NOR ASA	12,711
1,135	Norsk Hydro ASA(a)	4,707
1,109	Orkla ASA	8,079
6,180	Seadrill, Ltd.	277,563
14,960	Statoil ASA	339,790
17,500	Storebrand ASA	96,994
11,398	Telenor ASA	260,483
208	Yara International ASA	8,589
		1,008,916
Portugal — 0.0%
1,925	Banco Comercial Portugues SA, Class R†	250
2,451	Energias de Portugal SA	8,954
397	Portugal Telecom SGPS SA(a)	1,790
		10,994
Russia — 0.6%
3,100	Lukoil OAO ADR	197,036

Singapore — 1.9%
9,288	CapitaMalls Asia, Ltd.	14,489
1,548	DBS Group Holdings, Ltd.	20,264
7,218	Keppel Corp., Ltd.	60,007
1,680	Keppel REIT(b)	1,645
3,096	Oversea-Chinese Banking Corp., Ltd.	25,442
942	SATS, Ltd.	2,449
1,290	Singapore Airlines, Ltd.	10,742
2,000	Singapore Press Holdings, Ltd.(a)	6,553
2,096	Singapore Technologies Engineering, Ltd.	6,977
62,875	Singapore Telecommunications, Ltd.	187,247
14,142	United Overseas Bank, Ltd.	233,271
17,000	UOL Group, Ltd.	83,461
2,064	Wilmar International, Ltd.	5,217
		657,764
South Africa — 1.4%
5,200	Aspen Pharmacare Holdings, Ltd.	136,100
11,900	Remgro, Ltd.	229,924
2,300	Sasol, Ltd.	109,785
		475,809
South Korea — 2.2%
800	Daelim Industrial Co., Ltd.	72,208
1,500	Hyundai Motor Co.	349,969
390	Samsung Electronics Co., Ltd. GDR	248,370
4,000	SK Telecom Co., Ltd. ADR(a)	90,800
		761,347
Spain — 1.8%
314	Abertis Infraestructuras SA	6,103
71	Acciona SA	4,048
74	ACS Actividades de Construccion y Servicios SA	2,356
395	Amadeus IT Holding SA, Class A	14,005
4,503	Banco Bilbao Vizcaya Argentaria SA	50,354
2,500	Banco de Sabadell SA(a)	6,295
776	Banco Popular Espanol SA	4,166
34,680	Banco Santander SA	282,751
497	Distribuidora Internacional de Alimentacion SA	4,309
3,400	Enagas SA	83,325
427	Ferrovial SA	7,690

Shares		Value
Spain — 1.8% (continued)
108	Fomento de Construcciones y Contratas SA	$2,144
300	Gas Natural SDG SA	6,272
3,948	Iberdrola SA	22,949
196	Inditex SA	30,233
696	Indra Sistemas SA	10,435
795	Repsol SA	19,711
3,940	Telefonica SA(a)	61,252
		618,398
Sweden — 1.7%
413	Assa Abloy AB, Class B	18,978
4,068	Atlas Copco AB, Class A	119,170
330	Atlas Copco AB, Class B	8,721
310	Electrolux AB, Class B	8,027
200	Getinge AB, Class B	7,150
722	Hennes & Mauritz AB, Class B	31,368
2,683	Nordea Bank AB	32,376
1,032	Sandvik AB(a)	14,254
258	Scania AB, Class B(a)	5,531
568	Securitas AB, Class B(a)	6,486
1,981	Skandinaviska Enskilda Banken AB, Class A	20,999
413	SKF AB, Class B	11,496
412	SSAB AB, Class A	2,689
774	Svenska Cellulosa AB, Class B	19,504
320	Svenska Handelsbanken AB, Class A	13,691
7,834	Swedbank AB, Class A	182,477
2,894	Telefonaktiebolaget LM Ericsson, Class B	38,545
2,116	TeliaSonera AB	16,190
1,178	Volvo AB, Class B	17,652
		575,304
Switzerland — 4.7%
7,582	ABB, Ltd.	179,082
67	Actelion, Ltd.	4,757
175	Adecco SA	12,484
100	Aryzta AG	6,684
400	Cie Financiere Richemont SA	40,078
5,759	Credit Suisse Group AG	176,121
46	Geberit AG	12,430
8,001	Glencore Xstrata PLC	43,568
273	Holcim, Ltd.	20,354
254	Julius Baer Group, Ltd.	11,860
2,614	Nestle SA	182,285
168	Nobel Biocare Holding AG	2,482
1,820	Novartis AG	139,991
1,885	Roche Holding AG	508,711
6	SGS SA	14,339
50	Sonova Holding AG	6,222
759	STMicroelectronics NV	7,005
34	Swatch Group AG (The)	21,897
34	Swiss Life Holding AG	6,438
313	Swiss Re, Ltd.	25,932
25	Swisscom AG	12,013
86	Syngenta AG	35,149
330	Transocean, Ltd.	14,666
2,870	UBS AG	58,822
134	Zurich Insurance Group AG	34,544
		1,577,914
Taiwan — 0.6%
11,400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	193,344

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Thailand — 1.0%
9,700	Advanced Info Service PLC	$79,261
14,200	Bangkok Bank PLC	89,035
35,700	PTT Exploration & Production PLC	186,892
		355,188
Turkey — 0.4%
6,150	KOC Holding AS ADR(a)	143,172

United Kingdom — 14.3%
1,185	3i Group PLC	6,974
16,160	Aberdeen Asset Management PLC	98,971
292	Aggreko PLC	7,577
1,114	Anglo American PLC	27,354
1,222	ARM Holdings PLC	19,559
300	Associated British Foods PLC	9,105
1,028	AstraZeneca PLC	53,441
2,497	Aviva PLC	16,027
3,246	BAE Systems PLC	23,858
35,446	Barclays PLC	151,486
2,836	BG Group PLC	54,139
22,000	BHP Billiton PLC	647,162
40,882	BP PLC	286,619
6,092	British American Tobacco PLC	320,619
552	British Land Co. PLC(b)	5,157
1,202	British Sky Broadcasting Group PLC	16,926
6,279	BT Group PLC, Class A	34,765
400	Bunzl PLC	8,664
545	Burberry Group PLC	14,421
2,282	Cable & Wireless Communications PLC	1,463
629	Capita Group PLC (The)	10,139
206	Carnival PLC	6,979
4,320	Centrica PLC	25,855
13,964	Compass Group PLC	192,090
1,914	Diageo PLC	60,841
1,500	G4S PLC	6,179
2,451	GKN PLC	13,560
4,124	GlaxoSmithKline PLC	103,689
253	Hammerson PLC(b)	2,051
1,485	Home Retail Group PLC(a)	4,037
28,834	HSBC Holdings PLC	312,082
805	Imperial Tobacco Group PLC	29,759
298	InterContinental Hotels Group PLC	8,699
150	Intertek Group PLC	8,033
5,126	ITV PLC	14,545
1,610	J Sainsbury PLC	10,204
172	Johnson Matthey PLC	7,816
2,554	Kingfisher PLC	15,954
501	Land Securities Group PLC(b)	7,447
4,785	Legal & General Group PLC	15,184
35,782	Lloyds Banking Group PLC†	42,604
181	London Stock Exchange Group PLC	4,503
1,812	Man Group PLC	2,459
1,409	Marks & Spencer Group PLC	11,321
2,972	National Grid PLC	35,107
1,219	Next PLC	101,853
5,526	Old Mutual PLC	16,774
691	Pearson PLC	14,063
230	Petrofac, Ltd.	5,225
17,026	Prudential PLC	316,757
525	Reckitt Benckiser Group PLC	38,386
996	Reed Elsevier PLC	13,426
1,063	Rexam PLC	8,284
1,015	Rio Tinto PLC	49,546
12,404	Rolls-Royce Holdings PLC	223,172
1,473	Royal Bank of Scotland Group PLC†	8,549

Shares		Value
United Kingdom — 14.3% (continued)
2,930	RSA Insurance Group PLC	$5,732
797	SABMiller PLC	40,538
1,078	Sage Group PLC	5,756
800	Scottish & Southern Energy PLC	19,080
258	Severn Trent PLC	7,358
537	Smith & Nephew PLC	6,700
331	Smiths Group PLC	7,486
6,488	Standard Chartered PLC	155,439
2,000	Standard Life PLC	11,176
6,200	Tate & Lyle PLC	73,881
6,824	Tesco PLC	39,672
754	Tullow Oil PLC	12,500
1,017	Unilever PLC	39,542
38,881	Vodafone Group PLC	136,466
4,550	Weir Group PLC	171,510
18,670	WH Smith PLC	249,815
2,408	Whitbread PLC	115,509
24,520	William Hill PLC	159,878
1,546	WM Morrison Supermarkets PLC	7,009
1,009	WPP PLC	20,735
		4,837,241
United States — 0.8%
1,730	Philip Morris International, Inc.	149,801
4,900	Southern Copper Corp.	133,476
		283,277
Total Common Stock
(Cost $29,893,790)		29,786,006

SHORT-TERM INVESTMENTS — (c) 14.0%
205,702	Northern Trust Institutional Government Select Portfolio, 0.010%	205,701
4,523,721	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	4,523,721

Total Short-Term Investments
(Cost $4,729,422)		4,729,422

EXCHANGE TRADED FUND — 9.8%
83,113	Vanguard FTSE Emerging Markets ETF	3,333,663

Total Exchange Traded Fund
(Cost $3,759,400)		3,333,663

PREFERRED STOCK — 1.3%
Germany — 1.3%
3,792	Henkel AG & Co. KGAA	390,796
98	Porsche Automobil Holding SE	8,554
147	Volkswagen AG	34,660
		434,010
Total Preferred Stock
(Cost $407,608)		434,010

RIGHTS — 0.0%
Hong Kong — 0.0%
31	New World Development(e)	—

Spain — 0.0%
314	Abertis Infraestructuras SA	306
4,503	Banco Bilbao Vizcaya Argentaria SA	615
		921
United Kingdom — 0.0%
8,862	Barclays PLC	11,585

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	September 30, 2013
Schedule of Investments	(Unaudited)

Shares		Value
Total Rights (Cost $–)		$12,506

PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	BGP Holdings PLC†(e)	—

Total Private Company
(Cost $–)		—

Total Investments — 113.0%
(Cost $38,790,220)‡		38,295,607
Other Assets & Liabilities, Net — (13.0)%		(4,401,710)
NET ASSETS — 100.0%		$33,893,897
†	Non-income producing security.
‡	At September 30, 2013, the tax basis cost of the Fund's investments was $38,790,220, and the unrealized appreciation and depreciation were $1,760,615 and $(2,255,228), respectively.
(a)	This security or a partial position of this security is on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $4,380,667.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of September 30, 2013.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2013 was $4,523,721.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,129.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of September 30, 2013 was $0 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
ETF— Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—“ are either $0 or have been rounded to $0.

Investments in Securities	Level 1	Level 2*	Level 3	Total
Common Stock
Australia	—	1,067,048	—	1,067,048
Austria	—	25,961	—	25,961
Belgium	—	113,500	—	113,500
Brazil	278,607	—	—	278,607
Canada	1,163,165	—	—	1,163,165
China	108,915	568,860	—	677,775
Denmark	—	172,803	—	172,803
Finland	—	527,120	—	527,120
France	173	2,035,781	—	2,035,954
Germany	2,910	2,729,462	—	2,732,372
Greece	—	20,879	—	20,879
Guernsey	—	8,563	—	8,563
Hong Kong	—	1,672,776	—	1,672,776
India	120,172	—	—	120,172
Indonesia	—	89,956	—	89,956
Ireland	—	54,160	—	54,160
Isle of Man	—	7,099	—	7,099
Israel	—	39,637	—	39,637
Italy	9,991	321,172	—	331,163
Japan	—	5,325,802	—	5,325,802
Jersey	—	45,666	—	45,666
Luxembourg	—	188,853	—	188,853
Macau	—	6,836	—	6,836
Malaysia	—	188,292	—	188,292
Mexico	355,999	—	—	355,999
Netherlands	—	831,504	—	831,504
New Zealand	—	8,640	—	8,640
Norway	—	1,008,916	—	1,008,916
Portugal	—	10,994	—	10,994
Russia	197,036	—	—	197,036
Singapore	—	657,764	—	657,764
South Africa	—	475,809	—	475,809
South Korea	90,800	670,547	—	761,347
Spain	—	618,398	—	618,398
Sweden	—	575,304	—	575,304
Switzerland	—	1,577,914	—	1,577,914
Taiwan	193,344	—	—	193,344
Thailand	—	355,188	—	355,188
Turkey	143,172	—	—	143,172
United Kingdom	—	4,837,241	—	4,837,241
United States	283,277	—	—	283,277
Total Common Stock	$2,947,561	$26,838,445	$—	$29,786,006
Short-Term Investments	4,729,422	—	—	4,729,422
Exchange Traded Fund	3,333,663	—	—	3,333,663
Preferred Stock	—	434,010	—	434,010
Rights	12,506	—	—	12,506
Private Company	—	—	—	—
Total Investments in Securities	$11,023,152	$27,272,455	$—	$38,295,607

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.
^
This security was categorized as Level 3 and had a market value of $0 as of September 30, 2013 and the value has remained $0 throughout the period ended September 30, 2013. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended September 30, 2013.

For the period ended September 30, 2013, the transfers out of Level 1 and into Level 2 were $1,691,846 and the transfers out of Level 2 into Level 1 were $(0).  The transfers were related to the fair value of certain foreign securities.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: November 27, 2013

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 27, 2013